UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05002

DWS Variable Series II
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Alternative Asset Allocation Plus VIP

	Shares	Value ($)
Equity - Equity Funds 31.9%
DWS Emerging Markets Equity Fund "Institutional"	78,665	1,423,055
DWS Gold & Precious Metals Fund "Institutional"	35,045	854,407
DWS RREEF Global Infrastructure Fund "Institutional"	91,689	858,209
DWS RREEF Global Real Estate Securities Fund "Institutional"	326,161	2,416,855

Total Equity - Equity Funds (Cost $4,840,147)		5,552,526
Exchange-Traded Funds 2.8%
iShares MSCI EAFE Small Cap Index Fund	6,386	245,095
Vanguard FTSE All World ex-US Small-Cap Fund	1,744	159,960
WisdomTree Emerging Markets SmallCap Dividend Fund	1,638	82,440

Total Exchange-Traded Funds (Cost $443,636)		487,495
Fixed Income – Bond Funds 43.6%
DWS Emerging Markets Fixed Income Fund “Institutional”	168,973	1,899,253
DWS Enhanced Commodity Strategy Fund “Institutional”	583,997	2,248,390
DWS Floating Rate Plus Fund “Institutional”	93,735	859,551
DWS Global Inflation Plus Fund “Institutional”	249,189	2,581,602

Total Fixed Income – Bond Funds (Cost $7,138,711)		7,588,796
Fixed Income – Money Market Fund 2.1%
Central Cash Management Fund (Cost $364,231)	364,231	364,231
Fixed Income – Exchange-Traded Fund 2.0%
SPDR Barclays Capital International Treasury Bond (Cost $328,780)	5,724	343,211
Market Neutral Fund 18.8%
DWS Disciplined Market Neutral Fund “Institutional” (Cost $3,173,426)	336,373	3,269,547

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $16,288,931) †	101.2	17,605,806
Other Assets and Liabilities, Net	(1.2)	(201,232)

Net Assets	100.0	17,404,574

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $16,295,736.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $1,310,070.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,316,875 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,805.

EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$5,552,526	$—	$—	$5,552,526
Exchange-Traded Funds(a)	830,706	—	—	830,706
Bond Funds	7,588,796	—	—	7,588,796
Money Market Fund	364,231	—	—	364,231
Market Neutral Fund	3,269,547	—	—	3,269,547
Total	$17,605,806	$—	$—	$17,605,806

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.

(a)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Balanced VIP

	Shares	Value ($)
Common Stocks 54.6%
Consumer Discretionary 5.9%
Auto Components 0.5%
BorgWarner, Inc.* (a)	24,000	1,262,880
Minth Group Ltd.	96,300	192,635
Nippon Seiki Co., Ltd.	7,000	73,238
S&T Dynamics Co., Ltd.	5,580	110,453

		1,639,206
Automobiles 0.1%
Bayerische Motoren Werke (BMW) AG	2,693	189,187
Daimler AG (Registered)*	1,792	113,694

		302,881
Distributors 0.4%
Genuine Parts Co.	27,724	1,236,213
Diversified Consumer Services 0.3%
H&R Block, Inc.	68,530	887,464
Hotels Restaurants & Leisure 1.1%
Carnival Corp. (Units)	23,788	908,940
Darden Restaurants, Inc.	14,600	624,588
Domino's Pizza UK & IRL PLC	11,189	82,641
Marriott International, Inc. "A" (a)	26,739	958,058
McDonald's Corp.	6,700	499,217
Paddy Power PLC	3,752	131,659
PartyGaming PLC*	18,718	81,178
REXLot Holdings Ltd.	1,350,000	127,891
Trump Entertainment Resorts, Inc.*	2	36

		3,414,208
Household Durables 0.1%
Advanced Digital Broadcast Holdings SA (Registered)	1,050	27,294
Jarden Corp.	2,000	62,260
Panasonic Corp.	19,047	258,379

		347,933
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.*	6,800	148,116
Media 0.7%
Aegis Group PLC	27,540	53,516
Charm Communications, Inc. (ADR)*	2,100	16,422
Dex One Corp.*	245	3,009
JC Decaux SA*	4,052	107,033
Pearson PLC	8,187	126,815
Scripps Networks Interactive “A” (a)	24,800	1,179,984
SuperMedia, Inc.*	43	454
Vertis Holdings, Inc.*	1,645	0
WPP PLC	51,337	568,513

		2,055,746
Multiline Retail 0.6%
Dollar General Corp.* (a)	12,800	374,400
Kohl’s Corp.* (a)	15,580	820,754
Nordstrom, Inc.	17,110	636,492

		1,831,646
Specialty Retail 1.1%
Advance Auto Parts, Inc. (a)	1,900	111,492
Aeropostale, Inc.*	4,850	112,762
Guess?, Inc. (a)	2,700	109,701
Hennes & Mauritz AB “B”	10,943	396,209
hhgregg, Inc.* (a)	4,200	103,992
L’Occitane International SA*	26,500	74,083
Limited Brands, Inc.	39,970	1,070,397
Nitori Holdings Co., Ltd.	3,069	256,612
TJX Companies, Inc. (a)	14,900	664,987
Urban Outfitters, Inc.* (a)	3,600	113,184
Yamada Denki Co., Ltd.	5,135	318,669

		3,332,088
Textiles, Apparel & Luxury Goods 0.9%
Burberry Group PLC	4,549	74,374
Compagnie Financiere Richemont SA “A”	7,609	366,223
Deckers Outdoor Corp.*	2,900	144,884
NIKE, Inc. “B”	16,100	1,290,254
VF Corp.	8,739	708,034

		2,583,769
Consumer Staples 5.2%
Beverages 1.0%
C&C Group PLC	32,775	143,997
Carlsberg AS “B”	2,496	260,084
Central European Distribution Corp.* (a)	2,900	64,728
Diageo PLC	26,038	448,685
PepsiCo, Inc.	31,545	2,095,850

		3,013,344
Food & Staples Retailing 1.6%
Carrefour SA	7,419	399,570
CVS Caremark Corp.	32,525	1,023,562
Koninklijke Ahold NV	24,238	326,871
Kroger Co.	39,046	845,736
Metro AG	5,057	329,487
Seven & I Holdings Co., Ltd.	15,218	357,191
Sysco Corp.	25,100	715,852
Tesco PLC	32,934	219,471
Wal-Mart Stores, Inc.	12,600	674,352

		4,892,092
Food Products 1.1%
Darling International, Inc.*	6,700	57,084
Diamond Foods, Inc. (a)	3,100	127,069
General Mills, Inc.	16,318	596,260
Green Mountain Coffee Roasters, Inc.* (a)	2,950	92,011
Indofood CBP Sukses Makmur TBK PT*	46,000	27,806
Kellogg Co.	13,832	698,654
Mead Johnson Nutrition Co.	9,997	568,929
Nestle SA (Registered)	16,607	885,090
SunOpta, Inc.*	20,800	126,672

		3,179,575
Household Products 0.4%
Church & Dwight Co., Inc. (a)	7,000	454,580
Colgate-Palmolive Co.	8,270	635,632
Reckitt Benckiser Group PLC	2,871	158,047

		1,248,259
Tobacco 1.1%
Altria Group, Inc.	55,898	1,342,670
British American Tobacco PLC	19,987	746,745
Philip Morris International, Inc.	23,569	1,320,336

		3,409,751
Energy 7.1%
Energy Equipment & Services 2.2%
AMEC PLC	32,613	505,948
Cameron International Corp.*	1,800	77,328
Dresser-Rand Group, Inc.*	2,400	88,536
Ensco PLC (ADR) (a)	20,974	938,167
Halliburton Co.	31,962	1,056,983
John Wood Group PLC	11,788	80,988
Lamprell PLC	19,327	108,681
National Oilwell Varco, Inc.	7,400	329,078
Noble Corp.	29,467	995,690
ProSafe SE	10,100	62,269
Saipem SpA	8,710	349,675
SBM Offshore NV	6,672	126,650
Schlumberger Ltd.	15,360	946,330
Tecnicas Reunidas SA	1,250	66,574
Transocean Ltd.*	13,457	865,150

		6,598,047
Oil, Gas & Consumable Fuels 4.9%
Alpha Natural Resources, Inc.*	24,600	1,012,290
Anadarko Petroleum Corp.	11,500	656,075
Canadian Natural Resources Ltd.	21,688	750,405
Chevron Corp.	16,242	1,316,414
ConocoPhillips	16,636	955,406
Eni SpA	7,545	162,893
EOG Resources, Inc.	8,400	780,948
EXCO Resources, Inc. (a)	3,300	49,071
ExxonMobil Corp.	35,746	2,208,745
Marathon Oil Corp.	38,424	1,271,835
Nexen, Inc.	32,381	650,858
Northern Oil & Gas, Inc.*	4,700	79,618
Occidental Petroleum Corp.	16,800	1,315,440
Royal Dutch Shell PLC “A”	27,759	836,051
Statoil ASA	26,392	550,993
Suncor Energy, Inc.	40,118	1,305,841
Total SA	9,191	474,066
Ultra Petroleum Corp.*	2,600	109,148
Woodside Petroleum Ltd.	11,427	484,662

		14,970,759
Financials 5.5%
Capital Markets 1.2%
Affiliated Managers Group, Inc.*	1,000	78,010
Ameriprise Financial, Inc.	11,518	545,147
Ashmore Group PLC	29,501	155,181
Charles Schwab Corp.	34,000	472,600
ICAP PLC	8,793	59,715
Jefferies Group, Inc. (a)	5,100	115,719
Lazard Ltd. “A”	1,700	59,636
Morgan Stanley	31,400	774,952
Partners Group Holding AG	1,000	165,754
T. Rowe Price Group, Inc. (a)	21,200	1,061,378
Waddell & Reed Financial, Inc. “A”	2,500	68,400

		3,556,492
Commercial Banks 1.4%
Australia & New Zealand Banking Group Ltd.	7,609	174,161
Banco Santander SA	24,678	312,663
BNP Paribas	5,274	376,887
Dah Sing Banking Group Ltd.	48,800	91,830
Dexia SA*	46	202
DnB NOR ASA	25,149	342,875
HSBC Holdings PLC	60,943	617,172
Lloyds Banking Group PLC*	192,043	224,130
National Australia Bank Ltd.	6,439	157,714
Nordea Bank AB	9,319	97,222
Prosperity Bancshares, Inc.	2,200	71,434
Sberbank	90,279	249,905
Skandinaviska Enskilda Banken AB “A”	45,308	336,548
Societe Generale	7,671	444,113
Sumitomo Mitsui Financial Group, Inc.	6,266	182,844
Swedbank AB “A”*	18,929	262,840
UniCredit SpA	48,835	125,055
Wing Hang Bank Ltd.	11,500	137,746

		4,205,341
Consumer Finance 0.1%
Cardtronics, Inc.*	6,300	97,209
Kiatnakin Bank PCL	86,300	110,896
Magma Fincorp Ltd.	27,665	47,485

		255,590
Diversified Financial Services 0.8%
Bank of America Corp.	25,992	340,755
Hellenic Exchanges SA	4,700	33,470
ING Groep NV (CVA)*	62,958	650,209
IntercontinentalExchange, Inc.*	3,800	397,936
JPMorgan Chase & Co.	24,101	917,525

		2,339,895
Insurance 1.9%
Allianz SE (Registered)	4,432	500,334
Assurant, Inc.	24,542	998,859
Fidelity National Financial, Inc. “A”	48,004	754,143
HCC Insurance Holdings, Inc.	23,693	618,150
Legal & General Group PLC	174,333	284,018
Lincoln National Corp.	43,364	1,037,267
MetLife, Inc.	7,000	269,150
PartnerRe Ltd.	16,468	1,320,404
Sampo Oyj “A”	4,848	131,043

		5,913,368
Real Estate Management & Development 0.1%
K Wah International Holdings Ltd.	183,572	72,722
Midland Holdings Ltd.	180,000	166,541

		239,263
Health Care 5.7%
Biotechnology 1.1%
Amgen, Inc.*	13,900	766,029
Celgene Corp.* (a)	31,200	1,797,432
Gilead Sciences, Inc.* (a)	23,080	821,879
Metabolix, Inc.* (a)	4,100	51,578

		3,436,918
Health Care Equipment & Supplies 1.3%
Accuray, Inc.* (a)	8,800	54,736
Baxter International, Inc.	23,270	1,110,212
Becton, Dickinson & Co.	10,614	786,497
Edwards Lifesciences Corp.*	10,700	717,435
NxStage Medical, Inc.* (a)	7,700	147,070
Thoratec Corp.* (a)	18,200	673,036
Zimmer Holdings, Inc.* (a)	9,900	518,067

		4,007,053
Health Care Providers & Services 1.5%
Diagnosticos da America SA	9,700	116,950
Express Scripts, Inc.*	28,600	1,392,820
Fleury SA	5,200	64,539
Fresenius Medical Care AG & Co. KgaA	6,500	401,630
McKesson Corp.	26,079	1,611,161
Owens & Minor, Inc. (a)	3,400	96,764
WellPoint, Inc.*	12,432	704,148

		4,388,012
Health Care Technology 0.1%
M3, Inc. (a)	21	92,952
Merge Healthcare, Inc.*	13,766	39,922
SXC Health Solutions Corp.*	2,200	80,234

		213,108
Life Sciences Tools & Services 0.3%
ICON PLC (ADR)*	4,100	88,642
Life Technologies Corp.*	2,700	126,063
QIAGEN NV*	5,900	105,546
Thermo Fisher Scientific, Inc.*	13,335	638,480

		958,731
Pharmaceuticals 1.4%
Abbott Laboratories	6,940	362,546
Flamel Technologies SA (ADR)*	14,100	102,084
GlaxoSmithKline PLC	30,575	603,201
Merck & Co., Inc.	35,014	1,288,865
Questcor Pharmaceuticals, Inc.* (a)	8,900	88,288
Sanofi-Aventis	7,929	529,114
Teva Pharmaceutical Industries Ltd. (ADR)	24,272	1,280,348
VIVUS, Inc.* (a)	7,100	47,499

		4,301,945
Industrials 7.0%
Aerospace & Defense 2.1%
BE Aerospace, Inc.* (a)	3,700	112,147
Honeywell International, Inc.	18,843	827,961
L-3 Communications Holdings, Inc.	11,308	817,229
Lockheed Martin Corp.	12,317	877,956
Rockwell Collins, Inc.	15,800	920,350
Rolls-Royce Group PLC*	33,196	315,119
TransDigm Group, Inc. (a)	10,600	657,730
United Technologies Corp.	26,464	1,885,031

		6,413,523
Airlines 0.0%
Ryanair Holdings PLC (ADR)	3,700	113,997
Singapore Airlines Ltd.	1,000	12,403

		126,400
Commercial Services & Supplies 0.4%
Babcock International Group PLC	15,965	143,038
EnerNOC, Inc.* (a)	2,500	78,525
Quad Graphics, Inc.*	38	1,775
Serco Group PLC	14,372	138,988
Stericycle, Inc.* (a)	10,800	750,384

		1,112,710
Construction & Engineering 0.2%
Aecom Technology Corp.* (a)	4,200	101,892
Chicago Bridge & Iron Co. NV (NY Registered Shares)*	4,500	110,025
Shui On Construction & Materials Ltd.	58,000	71,542
Vinci SA	6,568	329,960

		613,419
Electrical Equipment 1.2%
AMETEK, Inc.	29,700	1,418,769
Emerson Electric Co.	19,218	1,012,020
Nidec Corp.	1,700	151,512
Prysmian SpA	3,930	71,936
Roper Industries, Inc. (a)	17,600	1,147,168

		3,801,405
Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	10,561	332,905
Siemens AG (Registered)	3,771	398,843

		731,748
Machinery 1.7%
Alfa Laval AB	7,866	138,039
Austal Ltd.	36,964	87,576
Dover Corp.	20,628	1,076,988
EVA Precision Industrial Holdings Ltd.	234,000	137,402
FANUC Ltd.	5,044	639,727
Joy Global, Inc.	1,900	133,608
Komatsu Ltd.	28,037	652,764
MAN SE	1,016	110,826
Navistar International Corp.*	14,800	645,872
Parker Hannifin Corp. (a)	16,700	1,170,002
Rational AG	700	148,774
Rotork PLC	4,068	110,127

		5,051,705
Marine 0.2%
A P Moller-Maersk AS “B”	53	440,486
Mitsui O.S.K Lines Ltd.	25,400	160,122

		600,608
Professional Services 0.2%
Brunel International NV	2,060	64,346
FTI Consulting, Inc.* (a)	3,300	114,477
Michael Page International PLC	17,001	123,128
SGS SA (Registered)	181	292,686

		594,637
Road & Rail 0.5%
Norfolk Southern Corp.	24,700	1,469,897
Northgate PLC*	15,753	53,677

		1,523,574
Trading Companies & Distributors 0.2%
MISUMI Group, Inc.	6,100	128,128
Mitsubishi Corp.	19,919	472,713

		600,841
Transportation Infrastructure 0.1%
Koninklijke Vopak NV	3,218	153,769
Information Technology 9.1%
Communications Equipment 1.4%
Brocade Communications Systems, Inc.*	80,174	468,216
Cisco Systems, Inc.*	105,070	2,301,033
Harris Corp.	2,100	93,009
QUALCOMM, Inc.	25,630	1,156,426
Sycamore Networks, Inc.	2,800	90,748
Telefonaktiebolaget LM Ericsson “B”	7,893	86,707

		4,196,139
Computers & Peripherals 2.3%
Apple, Inc.*	12,500	3,546,875
EMC Corp.*	62,630	1,272,015
Hewlett-Packard Co.	52,882	2,224,746

		7,043,636
Electronic Equipment, Instruments & Components 0.1%
Itron, Inc.* (a)	2,500	153,075
Kingboard Chemical Holdings Ltd.	23,500	118,942
Venture Corp., Ltd.	20,000	149,481

		421,498
Internet Software & Services 0.9%
Akamai Technologies, Inc.* (a)	16,900	848,042
ChinaCache International Holdings Ltd.*	226	3,141
Google, Inc. "A"*	2,565	1,348,651
Internet Initiative Japan, Inc.	35	92,641
Kakaku.com, Inc.	18	104,372
Meetic	1,941	61,390
NIC, Inc. (a)	9,200	76,268
United Internet AG (Registered)	6,800	109,960

		2,644,465
IT Services 1.1%
Accenture PLC "A"	11,210	476,313
Atos Origin SA*	2,494	113,071
Automatic Data Processing, Inc.	16,276	684,080
Cap Gemini SA	11,915	598,783
hiSoft Technology International Ltd. (ADR)*	5,500	135,245
iGATE Corp. (a)	5,700	103,398
International Business Machines Corp.	5,840	783,377
Telvent GIT SA* (a)	3,400	76,908
Visa, Inc. "A"	3,600	267,336

		3,238,511
Office Electronics 0.2%
Canon, Inc.	13,393	626,270
Semiconductors & Semiconductor Equipment 0.7%
ARM Holdings PLC	24,676	153,818
FSI International, Inc.*	17,100	45,486
Intel Corp.	99,158	1,906,808
Lam Research Corp.*	1,800	75,330

		2,181,442
Software 2.4%
Check Point Software Technologies Ltd.* (a)	14,590	538,809
Concur Technologies, Inc.* (a)	18,000	889,920
Microsoft Corp.	96,725	2,368,795
Nintendo Co., Ltd.	558	139,452
Norkom Group PLC*	27,634	35,516
Oracle Corp.	66,600	1,788,210
Rovi Corp.*	2,000	100,820
SAP AG	6,209	307,569
Solera Holdings, Inc.	16,500	728,640
TiVo, Inc.* (a)	5,900	53,454
VanceInfo Technologies, Inc. (ADR)* (a)	5,100	164,934

		7,116,119
Materials 4.0%
Chemicals 1.8%
Air Liquide SA	3,310	404,980
Air Products & Chemicals, Inc.	14,324	1,186,314
Akzo Nobel NV	4,289	265,342
BASF SE	4,788	302,504
Linde AG	4,233	552,166
Praxair, Inc.	12,045	1,087,182
Shin-Etsu Chemical Co., Ltd.	9,147	446,647
The Mosaic Co. (a)	21,900	1,286,844

		5,531,979
Containers & Packaging 0.7%
FP Corp.	1,300	70,450
Owens-Illinois, Inc.*	39,600	1,111,176
Sonoco Products Co.	33,019	1,104,155

		2,285,781
Metals & Mining 1.4%
BHP Billiton Ltd.	13,750	524,243
Cliffs Natural Resources, Inc.	1,670	106,746
Freeport-McMoRan Copper & Gold, Inc. (a)	15,200	1,297,928
Kinross Gold Corp.	33,739	633,956
Lynas Corp., Ltd.*	102,095	134,707
Northam Platinum Ltd.	9,613	63,390
Randgold Resources Ltd. (ADR) (a)	1,100	111,606
Rio Tinto PLC	11,593	680,731
Thompson Creek Metals Co., Inc.*	6,100	65,758
Xstrata PLC	33,112	635,846

		4,254,911
Paper & Forest Products 0.1%
Schweitzer-Mauduit International, Inc. (a)	2,800	163,268
Telecommunication Services 2.9%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	51,844	1,482,738
BCE, Inc.	15,233	495,073
Belgacom	6,058	236,486
CenturyLink, Inc. (a)	41,025	1,618,846
France Telecom SA	10,341	223,758
Koninklijke (Royal) KPN NV	36,237	560,952
Singapore Telecommunications Ltd.	30,070	71,755
Telefonica SA	13,111	325,256
Verizon Communications, Inc.	26,852	875,107

		5,889,971
Wireless Telecommunication Services 1.0%
American Tower Corp. "A"* (a)	15,500	794,530
NTT DoCoMo, Inc.	243	405,831
Vodafone Group PLC	336,984	834,192
Vodafone Group PLC (ADR)	37,465	929,507

		2,964,060
Utilities 2.2%
Electric Utilities 1.8%
Allegheny Energy, Inc.	31,643	775,886
American Electric Power Co., Inc.	23,702	858,724
Duke Energy Corp.	41,434	733,796
E.ON AG	3,267	96,159
Entergy Corp.	11,288	863,871
Exelon Corp.	9,843	419,115
FirstEnergy Corp. (a)	21,086	812,654
Southern Co.	21,175	788,557

		5,348,762
Multi-Utilities 0.4%
PG&E Corp.	28,033	1,273,259

Total Common Stocks (Cost $141,509,978)		165,411,223
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	80	2
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	3,400	2,121
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	170	0

Total Warrants (Cost $30,283)		2,123

		Principal Amount ($) (b)	Value ($)
Corporate Bonds 6.4%
Consumer Discretionary 1.0%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		35,000	35,306
8.75%, 6/1/2019		35,000	36,881
American Achievement Corp., 144A, 8.25%, 4/1/2012		15,000	14,944
Ameristar Casinos, Inc., 9.25%, 6/1/2014		25,000	26,687
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		35,000	34,125
8.0%, 3/15/2014		15,000	15,150
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		25,000	4,500
Carrols Corp., 9.0%, 1/15/2013		15,000	15,112
DIRECTTV Holdings LLC:
6.0%, 8/15/2040		530,000	547,370
6.35%, 3/15/2040		51,000	55,179
Discovery Communications LLC, 5.05%, 6/1/2020		500,000	544,191
DISH DBS Corp.:
6.625%, 10/1/2014		40,000	41,800
7.125%, 2/1/2016		35,000	36,794
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		25,000	4
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		10,000	11,325
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		30,000	30,487
Home Depot, Inc., 5.4%, 9/15/2040		125,000	125,549
NBC Universal, Inc., 144A, 5.95%, 4/1/2041 (c)		123,000	126,519
Norcraft Holdings LP, 9.75%, 9/1/2012		36,000	33,750
Penske Automotive Group, Inc., 7.75%, 12/15/2016		50,000	48,812
Sabre Holdings Corp., 8.35%, 3/15/2016		25,000	25,500
Sears Holdings Corp., 144A, 6.625%, 10/15/2018 (c)		10,000	10,000
TCI Communications, Inc., 8.75%, 8/1/2015		135,000	169,922
Time Warner Cable, Inc., 8.25%, 2/14/2014		50,000	59,673
Time Warner, Inc.:
5.875%, 11/15/2016		147,000	171,173
6.2%, 3/15/2040		175,000	190,645
7.625%, 4/15/2031		175,000	216,972
Travelport LLC, 4.922% ***, 9/1/2014		20,000	18,600
United Components, Inc., 9.375%, 6/15/2013		5,000	5,088
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		39,915	12,374
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		130,000	1
Yum! Brands, Inc., 3.875%, 11/1/2020		210,000	209,716

			2,874,149
Consumer Staples 0.7%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		500,000	648,606
CVS Caremark Corp.:
6.125%, 9/15/2039		275,000	303,582
6.25%, 6/1/2027		300,000	342,026
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		15,000	14,869
Kraft Foods, Inc., 5.375%, 2/10/2020		500,000	558,524
Kroger Co., 5.4%, 7/15/2040		110,000	114,327
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		108,750	97,875
SUPERVALU, Inc., 8.0%, 5/1/2016		10,000	10,075

			2,089,884
Energy 0.9%
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		55,000	60,912
Belden & Blake Corp., 8.75%, 7/15/2012		130,000	127,400
Bristow Group, Inc., 7.5%, 9/15/2017		30,000	30,750
Chaparral Energy, Inc., 8.5%, 12/1/2015		40,000	38,900
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	266,134
El Paso Corp., 7.25%, 6/1/2018		20,000	21,556
Enterprise Products Operating LLC, 6.125%, 10/15/2039		230,000	247,565
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039		50,000	54,061
7.3%, 8/15/2033		360,000	417,770
Linn Energy LLC, 11.75%, 5/15/2017		35,000	40,162
Newfield Exploration Co., 7.125%, 5/15/2018		40,000	42,700
ONEOK Partners LP, 6.15%, 10/1/2016		201,000	232,407
OPTI Canada, Inc.:
7.875%, 12/15/2014		35,000	26,338
8.25%, 12/15/2014		15,000	11,400
Petrohawk Energy Corp., 7.875%, 6/1/2015		15,000	15,713
Plains All American Pipeline LP, 8.75%, 5/1/2019		600,000	761,527
Plains Exploration & Production Co., 7.0%, 3/15/2017		15,000	15,375
Regency Energy Partners LP, 8.375%, 12/15/2013		31,000	32,318
Stone Energy Corp., 6.75%, 12/15/2014		25,000	23,000
Weatherford International Ltd., 5.125%, 9/15/2020		160,000	163,565

			2,629,553
Financials 2.1%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		20,000	17,825
American Express Co., 7.0%, 3/19/2018		390,000	469,710
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		36,400	18,200
Bank of America Corp., Series L, 7.625%, 6/1/2019		410,000	486,199
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		15,000	3,900
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		30,000	32,100
CIT Group, Inc., 7.0%, 5/1/2015		65,355	64,865
Citigroup, Inc., 5.375%, 8/9/2020		500,000	517,316
Covidien International Finance SA, 4.2%, 6/15/2020		395,000	420,997
Fifth Third Bancorp., 5.45%, 1/15/2017		429,000	450,055
Ford Motor Credit Co., LLC, 9.875%, 8/10/2011		60,000	63,550
General Electric Capital Corp., Series A, 5.25%, 10/19/2012		550,000	592,157
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		150,000	137,602
iPayment, Inc., 9.75%, 5/15/2014		25,000	22,812
KeyBank NA, 5.7%, 11/1/2017		250,000	264,359
Lincoln National Corp., 8.75%, 7/1/2019		190,000	244,409
MetLife, Inc.:
6.75%, 6/1/2016		113,000	134,894
7.717%, 2/15/2019		250,000	318,175
Morgan Stanley, Series F, 6.625%, 4/1/2018		225,000	249,447
Nielsen Finance LLC, 144A, 7.75%, 10/15/2018 (c)		10,000	9,927
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	96,750
PNC Bank NA, 6.875%, 4/1/2018		300,000	352,453
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		100,000	109,309
6.2%, 1/15/2015		100,000	112,634
7.375%, 6/15/2019		30,000	36,544
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		4,000	4,160
Santander US Debt SA Unipersonal, 144A, 2.991%, 10/7/2013 (c)		500,000	499,100
Telecom Italia Capital SA, 5.25%, 11/15/2013		200,000	214,879
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		400,000	443,684
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		75,000	158
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		41,075	39,843
WMG Acquisition Corp., 9.5%, 6/15/2016		20,000	21,400

			6,449,413
Health Care 0.5%
Community Health Systems, Inc., 8.875%, 7/15/2015		120,000	127,500
Express Scripts, Inc.:
6.25%, 6/15/2014		250,000	287,026
7.25%, 6/15/2019		320,000	402,419
HCA, Inc.:
8.5%, 4/15/2019		10,000	11,150
9.125%, 11/15/2014		35,000	36,881
9.625%, 11/15/2016 (PIK)		42,000	45,570
IASIS Healthcare LLC, 8.75%, 6/15/2014		30,000	30,675
Medco Health Solutions, Inc., 7.125%, 3/15/2018		425,000	521,936
The Cooper Companies, Inc., 7.125%, 2/15/2015		45,000	45,450

			1,508,607
Industrials 0.3%
Actuant Corp., 6.875%, 6/15/2017		20,000	20,400
ARAMARK Corp., 8.5%, 2/1/2015		10,000	10,400
BE Aerospace, Inc., 8.5%, 7/1/2018		50,000	54,500
Belden, Inc., 7.0%, 3/15/2017		25,000	25,062
Cenveo Corp., 144A, 10.5%, 8/15/2016		10,000	10,225
Congoleum Corp., 8.625%, 8/19/2019 **		190,000	43,700
Corrections Corp. of America, 7.75%, 6/1/2017		10,000	10,750
CSX Corp.:
6.15%, 5/1/2037		150,000	170,628
6.25%, 3/15/2018		190,000	225,566
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		20,000	20,100
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		25,000	24,000
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/2014		20,000	20,700
Mobile Mini, Inc., 9.75%, 8/1/2014		25,000	26,125
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		35,000	35,700
Owens Corning, Inc., 9.0%, 6/15/2019		10,000	11,829
Titan International, Inc., 8.0%, 1/15/2012		85,000	91,375
TransDigm, Inc., 7.75%, 7/15/2014		15,000	15,169
United Rentals North America, Inc., 10.875%, 6/15/2016		35,000	39,506

			855,735
Information Technology 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		30,000	21,825
MasTec, Inc., 7.625%, 2/1/2017		35,000	34,912
Microsoft Corp., 4.5%, 10/1/2040		100,000	99,347
SunGard Data Systems, Inc., 10.25%, 8/15/2015		70,000	73,675
Vangent, Inc., 9.625%, 2/15/2015		15,000	13,744

			243,503
Materials 0.2%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		15,000	11,100
CPG International I, Inc., 10.5%, 7/1/2013		50,000	50,500
Crown Americas LLC, 7.625%, 5/15/2017		10,000	10,800
Domtar Corp., 10.75%, 6/1/2017		20,000	24,900
Exopack Holding Corp., 11.25%, 2/1/2014		80,000	81,800
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		209,283	184,169
10.0%, 3/31/2015		206,080	181,350
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017		15,000	15,881
Graphic Packaging International, Inc., 9.5%, 6/15/2017		30,000	31,950
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		15,000	13,388
NewMarket Corp., 7.125%, 12/15/2016		65,000	64,350
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		10,000	10,763
Radnor Holdings Corp., 11.0%, 3/15/2010 **		40,000	4
Silgan Holdings, Inc., 7.25%, 8/15/2016		20,000	21,225
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		43,120	22,638

			724,818
Telecommunication Services 0.4%
American Tower Corp., 5.05%, 9/1/2020		350,000	358,469
AT&T Mobility LLC, 6.5%, 12/15/2011		275,000	293,374
Cricket Communications, Inc.:
9.375%, 11/1/2014		40,000	41,400
10.0%, 7/15/2015		50,000	54,000
Crown Castle Towers LLC, 144A, 4.883%, 8/15/2020		100,000	103,313
ERC Ireland Preferred Equity Ltd., 144A, 7.899% ***, 2/15/2017 (PIK)	EUR	106,351	21,734
Intelsat Corp., 9.25%, 6/15/2016		110,000	117,287
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		60,000	62,100
iPCS, Inc., 2.591% ***, 5/1/2013		10,000	9,500
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		35,000	36,662
Telesat Canada, 11.0%, 11/1/2015		70,000	79,100
West Corp., 144A, 8.625%, 10/1/2018		10,000	10,000
Windstream Corp.:
7.0%, 3/15/2019		25,000	24,500
8.625%, 8/1/2016		10,000	10,575

			1,222,014
Utilities 0.2%
AES Corp.:
8.0%, 10/15/2017		35,000	37,800
8.0%, 6/1/2020		30,000	32,550
DTE Energy Co., 7.625%, 5/15/2014		81,000	96,305
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		234,000	235,809
Mirant North America LLC, 7.375%, 12/31/2013		20,000	20,600
NRG Energy, Inc.:
7.375%, 2/1/2016		50,000	51,437
7.375%, 1/15/2017		60,000	61,500
NV Energy, Inc.:
6.75%, 8/15/2017		25,000	25,733
8.625%, 3/15/2014		8,000	8,230
Sempra Energy, 6.5%, 6/1/2016		135,000	161,522
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		20,000	13,100

			744,586

Total Corporate Bonds (Cost $18,237,469)			19,342,262
Asset-Backed 0.3%
Automobile Receivables 0.1%
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		379,000	399,113
Credit Card Receivables 0.2%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.357% ***, 5/16/2016		500,000	505,683

Total Asset-Backed (Cost $885,529)			904,796
Mortgage-Backed Securities Pass-Throughs 7.0%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		1,770,263	1,818,530
6.0%, 3/1/2038		40,426	43,428
Federal National Mortgage Association:
3.5%, 3/1/2025 (c)		2,750,000	2,837,656
3.579% ***, 8/1/2037		176,085	184,868
4.0%, with various maturities from 4/1/2039 until 9/1/2040 (c)		5,020,856	5,166,859
4.5%, 9/1/2035		63,210	66,304
5.5%, with various maturities from 3/1/2035 until 4/1/2038 (c)		4,171,331	4,451,480
6.0%, with various maturities from 1/1/2024 until 8/1/2037 (c)		3,238,393	3,499,949
6.5%, with various maturities from 5/1/2017 until 1/1/2038 (c)		564,669	616,393
8.0%, 9/1/2015		78,581	85,472
Government National Mortgage Association:
4.5%, 5/1/2039 (c)		750,000	789,375
5.0%, 4/1/2038 (c)		750,000	798,633
5.5%, 4/1/2036 (c)		750,000	806,309

Total Mortgage-Backed Securities Pass-Throughs (Cost $20,867,346)			21,165,256
Commercial Mortgage-Backed Securities 1.4%
Banc of America Commercial Mortgage, Inc., "A4", Series 2007-4, 5.741% ***, 2/10/2051		750,000	806,689
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/13/2050		862,000	927,623
LB-UBS Commercial Mortgage Trust:
"A2", Series 2005-C2, 4.821%, 4/15/2030		84,690	84,822
"A4", Series 2006-C1, 5.156%, 2/15/2031		1,250,000	1,359,611
"A3", Series 2006-C7, 5.347%, 11/15/2038		700,000	748,999
"A4", Series 2007-C6, 5.858%, 7/15/2040		300,000	312,987

Total Commercial Mortgage-Backed Securities (Cost $3,765,810)			4,240,731
Collateralized Mortgage Obligations 0.2%
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.806% ***, 2/25/2048		635,728	636,936
Federal Home Loan Mortgage Corp., "H", Series 2278, 6.5%, 1/15/2031		5,470	6,010

Total Collateralized Mortgage Obligations (Cost $642,458)			642,946
Government & Agency Obligations 11.3%
Sovereign Bonds 2.7%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	213,272	309,458
Government of Canada, 4.0%, 12/1/2031	CAD	268,365	400,928
Government of France:
1.0%, 7/25/2017	EUR	242,231	343,400
2.25%, 7/25/2020	EUR	506,352	778,089
3.15%, 7/25/2032	EUR	539,554	997,771
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	41,538,000	494,844
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	2,650,000	540,037
Republic of Italy, 2.1%, 9/15/2017	EUR	151,725	210,924
Republic of Poland, 6.375%, 7/15/2019		100,000	117,817
State of Qatar, 144A, 6.4%, 1/20/2040		100,000	119,000
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	409,108	727,673
1.875%, 11/22/2022	GBP	527,411	954,154
2.0%, 1/26/2035	GBP	225,000	590,096
2.5%, 8/16/2013	GBP	120,000	523,127
2.5%, 7/26/2016	GBP	112,000	552,535
2.5%, 4/16/2020	GBP	91,000	456,757

			8,116,610
US Treasury Obligations 8.6%
US Treasury Bill, 0.185% ****, 3/17/2011 (d)		97,000	96,919
US Treasury Bonds:
4.75%, 2/15/2037		1,750,000	2,092,071
5.375%, 2/15/2031		2,500,000	3,218,750
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		792,247	911,023
3.625%, 4/15/2028		842,438	1,126,826
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		184,935	201,045
2.375%, 1/15/2017		729,709	822,519
2.5%, 7/15/2016		480,382	544,032
3.375%, 1/15/2012		536,540	561,858
US Treasury Notes:
1.75%, 1/31/2014		8,000,000	8,261,248
3.125%, 5/15/2019		500,000	531,289
4.5%, 11/15/2015 (a)		6,750,000	7,833,165

			26,200,745

Total Government & Agency Obligations (Cost $31,524,850)			34,317,355
Loan Participations and Assignments 0.0%
Senior Loans ***
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.256%, 3/26/2014		22,346	18,115
Letter of Credit, 2.633%, 3/26/2014		1,336	1,083
IASIS Healthcare LLC, Term Loan, 5.725%, 6/13/2014 (PIK)		90,062	85,972
Sabre, Inc., Term Loan B, 2.256%, 9/30/2014		22,817	21,168
Sbarro, Inc., Term Loan, 4.775%, 1/31/2014		15,000	13,575

Total Loan Participations and Assignments (Cost $147,249)			139,913
Municipal Bonds and Notes 0.3%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045		125,000	127,703
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (e)		185,000	188,548
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		500,000	505,810

Total Municipal Bonds and Notes (Cost $810,268)			822,061
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (f)		218,000	188,029
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		40,000	32,700

Total Preferred Securities (Cost $245,144)			220,729

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $2,000)	2	2,000

	Shares	Value ($)
Exchange-Traded Funds 10.8%
iShares Barclays Aggregate Bond Fund	131,967	14,338,215
iShares JPMorgan USD Emerging Markets Bond Fund	21,603	2,405,494
iShares Russell 2000 Value Index Fund	97,763	6,051,530
SPDR Barclays Capital International Treasury Bond Fund	14,517	870,439
Vanguard Emerging Markets Fund	202,657	9,200,628

Total Exchange-Traded Funds (Cost $26,925,608)		32,866,306
Securities Lending Collateral 7.4%
Daily Assets Fund Institutional, 0.29% (g) (h) (Cost $22,402,501)	22,402,501	22,402,501
Cash Equivalents 9.8%
Central Cash Management Fund, 0.21% (g) (Cost $29,733,491)	29,733,491	29,733,491

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $297,729,984) †	109.6	332,213,693
Other Assets and Liabilities, Net (a)	(9.6)	(29,095,919)

Net Assets	100.0	303,117,774

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	15,000	USD	15,000	3,900
CanWest MediaWorks LP	9.25%	8/1/2015	25,000	USD	25,000	4,500
Congoleum Corp.	8.625%	8/19/2019	190,000	USD	190,156	43,700
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	25,000	USD	25,000	4
Radnor Holdings Corp.	11.0%	3/15/2010	40,000	USD	25,775	4
Tropicana Entertainment LLC	9.625%	12/15/2014	75,000	USD	55,245	158
Young Broadcasting, Inc.	8.75%	1/15/2014	130,000	USD	111,175	1
					447,351	52,267

***
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $303,888,723. At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $28,324,970. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,886,491 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,561,521.

(a)
All or a portion of these securities were on loan amounting to 21,779,735. In addition, included in other assets and liabilities, net are pending sales, amounting to $13,101, that are also on loan.  The value of all securities loaned at September 30, 2010 amounted to $21,792,836 which is 7.2% of net assets.

(b)	Principal amount stated in US dollars unless otherwise noted.
(c)	When-issued or delayed delivery security included.
(d)	At September 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Taxable issue.
(f)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDIC: Federal Deposit Insurance Corp.
PIK: Denotes that all or a portion of the income is paid in kind.
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	JPY	12/9/2010	5	8,590,081	140,752
10 Year US Treasury Note	USD	12/21/2010	113	14,243,297	24,719
2 Year US Treasury Note	USD	12/31/2010	44	9,657,313	19,938
AEX Index	EUR	10/15/2010	9	820,200	(6,748)
CAC 40 Index	EUR	10/15/2010	50	2,528,829	(28,117)
DAX Index	EUR	12/17/2010	3	638,103	(3,323)
Federal Republic of Germany Euro-Schatz	EUR	12/8/2010	444	66,027,311	(199,175)
FTSE 100 Index	GBP	12/17/2010	3	260,589	(589)
IBEX 35 Index	EUR	10/15/2010	1	142,303	(3,810)
NASDAQ 1000 E-Mini Index	USD	12/17/2010	14	558,740	22,050
TOPIX Index	JPY	12/10/2010	2	198,012	311
Total net unrealized depreciation					(33,992)

At September 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	12/15/2010	28	2,919,497	(19,817)
10 Year Canadian Government Bond	CAD	12/20/2010	71	8,727,845	(55,895)
10 Year US Treasury Note	USD	12/21/2010	20	2,520,938	(36,547)
2 Year US Treasury Note	USD	12/31/2010	85	18,656,172	(39,844)
5 Year US Treasury Note	USD	12/31/2010	15	1,813,008	(11,836)
ASX SPI 200 Index	AUD	12/16/2010	11	1,222,685	16,214
DJ Euro Stoxx 50 Index	EUR	12/17/2010	57	2,127,570	44,292
Federal Republic of Germany Euro-Bund	EUR	12/8/2010	153	27,413,314	(221,092)
FTSE MIB Index	EUR	12/17/2010	6	834,350	9,775
Hang Seng Index	HKD	10/28/2010	1	143,887	193
Russell 2000 Mini Index	USD	12/17/2010	13	876,850	(34,255)
S&P 500 E-Mini Index	USD	12/17/2010	19	1,079,865	(19,475)
S&P TSX 60 Index	CAD	12/16/2010	1	138,556	(1,586)
United Kingdom Long Gilt Bond	GBP	12/29/2010	49	9,569,417	10,847
Total net unrealized depreciation					(359,026)

As of September 30, 2010, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	451,895	NZD	619,000	10/21/2010	1,481	HSBC Bank USA
USD	5,531,282	SEK	39,625,000	10/21/2010	344,197	HSBC Bank USA
USD	4,336,730	CAD	4,469,000	10/21/2010	4,706	Morgan Stanley
USD	3,046,284	AUD	3,280,000	10/21/2010	115,701	UBS AG
USD	1,365,223	NOK	8,368,000	10/21/2010	56,009	UBS AG
Total unrealized appreciation					522,094

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

JPY	29,124,000	USD	346,818	10/21/2010	(2,121)	HSBC Bank USA
CHF	3,605,000	USD	3,559,685	10/21/2010	(109,698)	HSBC Bank USA
GBP	3,856,000	USD	5,948,150	10/21/2010	(108,293)	Morgan Stanley
EUR	4,185,000	USD	5,371,678	10/21/2010	(332,617)	UBS AG
EUR	17,000	USD	22,644	10/27/2010	(526)	Citigroup, Inc.
Total unrealized depreciation					(553,255)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(i)
Consumer Discretionary	$13,900,822	$3,878,412	38	$17,779,272
Consumer Staples	11,439,977	4,275,238	27,806	15,743,021
Energy	17,759,356	3,809,450	—	21,568,806
Financials	9,998,674	6,511,275	—	16,509,949
Health Care	15,573,324	1,732,443	—	17,305,767
Industrials	15,443,803	5,880,536	—	21,324,339
Information Technology	24,770,108	2,700,093	—	27,470,201
Materials	8,154,933	4,081,006	0	12,235,939
Telecommunication Services	6,195,801	2,658,230	—	8,854,031
Utilities	6,525,862	96,159	—	6,622,021
Fixed Income Investments(i)
Corporate Bonds	—	18,933,042	409,220	19,342,262
Asset Backed	—	904,796	—	904,796
Mortgage-Backed Securities Pass- Throughs	—	21,165,256	—	21,165,256
Commercial Mortgage-Backed Securities	—	4,240,731	—	4,240,731
Collateralized Mortgage Obligations	—	642,946	—	642,946
Government & Agency Obligations	—	34,220,436	—	34,220,436
Loan Participations and Assignments	—	139,913	—	139,913
Municipal Bonds and Notes	—	822,061	—	822,061
Preferred Securities	—	220,729	—	220,729
Other Investments	—	—	2,000	2,000
Exchange-Traded Funds	32,866,306	—	—	32,866,306
Short-Term Investments(i)	52,135,992	96,919	—	52,232,911
Derivatives (j)	—	522,094	—	522,094
Total	$214,764,958	$117,531,765	$439,064	$332,735,787
Liabilities
Derivatives (j)	$(393,018)	$(553,255)	$—	$(946,273)
Total	$(393,018)	$(553,255)	$—	$(946,273)
There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30 2010.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments
	Consumer Discretionary	Consumer Staples	Financials	Materials	Corporate Bonds		Other Investments	Total
Balance as of December 31, 2009	$0	$—	$278,682	$0	$383,110		$—	$661,792
Realized gain (loss)	(8,344)	—	107,337	—	—		—	98,993
Change in unrealized appreciation (depreciation)	8,342	(145)	(37,614)	—	33,714		0	4,297
Amortization premium/discount	—	—	—	—	2,861		—	2,861
Net purchases (sales)	40	27,951	(348,405)	—	—		2,000	(318,414)
Transfers into Level 3	—	—	—	—	455	(k)	—	455
Transfers (out) of Level 3	—	—	—	—	(10,920	)(l)	—	(10,920)
Balance as of September 30, 2010	$38	$27,806	$—	$0	$409,220		$2,000	$439,064
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2010	$8,342	$(145)	$—	$—	$33,714		$0	$4,297

Transfers between price levels are recognized at the beginning of the reporting period.
(k)           The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(l)           The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(5,068)	$—
Foreign Exchange Contracts	$—	$(31,161)
Interest Rate Contracts	$(387,950)	$—

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Blue Chip VIP

	Shares	Value ($)
Common Stocks 99.8%
Consumer Discretionary 9.3%
Auto Components 0.2%
Magna International, Inc.	1,900	156,294
Automobiles 0.2%
Toyota Motor Corp. (ADR)	2,200	157,477
Diversified Consumer Services 0.3%
Career Education Corp.*	11,900	255,493
DeVry, Inc.	2,000	98,420

		353,913
Hotels Restaurants & Leisure 0.5%
Panera Bread Co. "A"*	1,300	115,193
Starbucks Corp. (a)	16,400	419,512

		534,705
Household Durables 0.7%
Garmin Ltd. (a)	12,700	385,445
Whirlpool Corp.	3,600	291,456

		676,901
Internet & Catalog Retail 1.0%
Liberty Media Corp. - Interactive "A"*	35,600	488,076
Priceline.com, Inc.*	1,600	557,344

		1,045,420
Media 2.6%
Comcast Corp. "A" (a)	55,200	998,016
Discovery Communications, Inc. "A"*	1,900	82,745
Liberty Media-Starz "A"*	1,900	123,272
News Corp. "A"	10,000	130,600
Time Warner, Inc.	27,633	846,951
Walt Disney Co.	14,100	466,851

		2,648,435
Multiline Retail 1.1%
Dillard's, Inc. "A" (a)	17,800	420,792
Kohl's Corp.*	11,400	600,552
Sears Holdings Corp.* (a)	1,700	122,638

		1,143,982
Specialty Retail 1.6%
Advance Auto Parts, Inc.	8,900	522,252
Barnes & Noble, Inc. (a)	10,200	165,342
Rent-A-Center, Inc.	3,500	78,330
Ross Stores, Inc.	3,700	202,094
TJX Companies, Inc. (a)	14,200	633,746

		1,601,764
Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	7,300	313,608
Deckers Outdoor Corp.*	2,300	114,908
NIKE, Inc. "B"	6,100	488,854
VF Corp.	2,200	178,244

		1,095,614
Consumer Staples 8.5%
Beverages 0.6%
Fomento Economico Mexicano SAB de CV (ADR)	6,900	350,037
Hansen Natural Corp.*	2,100	97,902
Molson Coors Brewing Co. "B"	2,600	122,772

		570,711
Food & Staples Retailing 1.6%
Wal-Mart Stores, Inc.	27,100	1,450,392
Whole Foods Market, Inc.*	3,900	144,729

		1,595,121
Food Products 4.0%
Archer-Daniels-Midland Co.	35,800	1,142,736
Corn Products International, Inc.	5,600	210,000
Del Monte Foods Co.	6,600	86,526
Fresh Del Monte Produce, Inc.*	7,000	151,900
H.J. Heinz Co.	6,000	284,220
Hormel Foods Corp.	3,300	147,180
The Hershey Co.	15,900	756,681
The J.M. Smucker Co.	1,600	96,848
Tyson Foods, Inc. "A"	62,000	993,240
Unilever PLC (ADR)	6,200	180,420

		4,049,751
Household Products 1.3%
Colgate-Palmolive Co.	3,000	230,580
Kimberly-Clark Corp. (a)	10,100	657,005
Procter & Gamble Co.	7,300	437,781

		1,325,366
Personal Products 0.5%
Herbalife Ltd.	6,400	386,240
Medifast, Inc.*	3,400	92,242

		478,482
Tobacco 0.5%
Lorillard, Inc.	6,800	546,108
Energy 11.5%
Energy Equipment & Services 4.4%
Complete Production Services, Inc.*	7,900	161,555
Helmerich & Payne, Inc.	3,600	145,656
National-Oilwell Varco, Inc.	33,100	1,471,957
Noble Corp.	8,700	293,973
Oil States International, Inc.*	11,700	544,635
Patterson-UTI Energy, Inc.	19,300	329,644
Rowan Companies, Inc.*	11,300	343,068
Transocean Ltd.*	18,200	1,170,078

		4,460,566
Oil, Gas & Consumable Fuels 7.1%
Anadarko Petroleum Corp.	3,200	182,560
Chevron Corp.	37,900	3,071,795
Cimarex Energy Co.	4,900	324,282
ConocoPhillips	10,300	591,529
Devon Energy Corp.	7,600	492,024
ExxonMobil Corp.	1,300	80,327
Marathon Oil Corp.	13,800	456,780
Murphy Oil Corp.	14,400	891,648
Tesoro Corp.	18,800	251,168
Valero Energy Corp.	49,400	864,994

		7,207,107
Financials 16.8%
Capital Markets 1.0%
American Capital Ltd.*	8,300	48,223
Ameriprise Financial, Inc.	5,400	255,582
Legg Mason, Inc.	4,800	145,488
Morgan Stanley	21,800	538,024

		987,317
Commercial Banks 3.9%
CIT Group, Inc.*	8,900	363,298
Fifth Third Bancorp.	45,100	542,553
Huntington Bancshares, Inc.	56,300	319,221
KeyCorp	31,200	248,352
M&T Bank Corp.	1,800	147,258
PNC Financial Services Group, Inc.	10,000	519,100
Popular, Inc.*	20,000	58,000
Regions Financial Corp.	35,600	258,812
SunTrust Banks, Inc.	34,300	885,969
Webster Financial Corp.	4,000	70,240
Wells Fargo & Co.	22,400	562,912

		3,975,715
Consumer Finance 2.6%
Capital One Financial Corp. (a)	41,400	1,637,370
Discover Financial Services	57,900	965,772

		2,603,142
Diversified Financial Services 2.9%
Citigroup, Inc.*	76,300	297,570
ING Groep NV (ADR)*	3,900	40,131
JPMorgan Chase & Co.	62,700	2,386,989
PHH Corp.*	7,600	160,056
The NASDAQ OMX Group, Inc.*	5,400	104,922

		2,989,668
Insurance 6.1%
ACE Ltd.	22,900	1,333,925
Allied World Assurance Co. Holdings Ltd.	5,500	311,245
Arch Capital Group Ltd.*	2,500	209,500
Aspen Insurance Holdings Ltd. (a)	6,200	187,736
Assurant, Inc.	8,300	337,810
Axis Capital Holdings Ltd.	3,300	108,702
Berkshire Hathaway, Inc. "A"* (a)	3	373,500
Berkshire Hathaway, Inc. "B"*	5,640	466,315
Chubb Corp.	10,200	581,298
Everest Re Group Ltd.	2,900	250,763
Old Republic International Corp.	8,800	121,880
Platinum Underwriters Holdings Ltd.	2,800	121,856
Prudential Financial, Inc.	11,300	612,234
The Travelers Companies, Inc.	22,000	1,146,200

		6,162,964
Real Estate Investment Trusts 0.1%
Hospitality Properties Trust (REIT)	2,400	53,592
Thrifts & Mortgage Finance 0.2%
People's United Financial, Inc.	10,300	134,827
Radian Group, Inc.	15,800	123,556

		258,383
Health Care 15.0%
Biotechnology 1.6%
Amgen, Inc.*	11,200	617,232
Biogen Idec, Inc.*	7,400	415,288
Cephalon, Inc.* (a)	10,300	643,132

		1,675,652
Health Care Providers & Services 8.6%
Aetna, Inc.	29,400	929,334
AmerisourceBergen Corp.	44,400	1,361,304
Cardinal Health, Inc.	38,600	1,275,344
Coventry Health Care, Inc.*	28,700	617,911
Health Net, Inc.*	7,000	190,330
Humana, Inc.*	14,500	728,480
UnitedHealth Group, Inc.	54,100	1,899,451
WellPoint, Inc.*	29,500	1,670,880

		8,673,034
Pharmaceuticals 4.8%
Eli Lilly & Co.	37,500	1,369,875
Endo Pharmaceuticals Holdings, Inc.*	19,400	644,856
Forest Laboratories, Inc.*	57,000	1,763,010
Johnson & Johnson (a)	9,000	557,640
King Pharmaceuticals, Inc.*	10,200	101,592
Medicis Pharmaceutical Corp. "A"	5,600	166,040
Par Pharmaceutical Companies, Inc.*	6,400	186,112
Perrigo Co.	800	51,376

		4,840,501
Industrials 11.7%
Aerospace & Defense 2.5%
General Dynamics Corp.	4,900	307,769
Honeywell International, Inc.	8,300	364,702
Northrop Grumman Corp.	21,000	1,273,230
Raytheon Co.	13,500	617,085

		2,562,786
Air Freight & Logistics 1.9%
FedEx Corp.	10,800	923,400
United Parcel Service, Inc. "B"	14,300	953,667

		1,877,067
Airlines 0.2%
Alaska Air Group, Inc.*	3,800	193,914
Commercial Services & Supplies 0.8%
Cintas	9,200	253,460
R.R. Donnelley & Sons Co.	21,300	361,248
Republic Services, Inc.	6,400	195,136

		809,844
Construction & Engineering 0.5%
EMCOR Group, Inc.*	11,500	282,785
KBR, Inc.	4,000	98,560
Shaw Group, Inc.* (a)	4,000	134,240

		515,585
Electrical Equipment 0.2%
Regal-Beloit Corp.	800	46,952
Rockwell Automation, Inc.	2,300	141,979

		188,931
Industrial Conglomerates 2.5%
3M Co. (a)	25,700	2,228,447
Koninklijke Philips Electronics NV (NY Registered Shares)	3,600	112,752
Siemens AG (ADR)	1,600	168,640

		2,509,839
Machinery 1.2%
Deere & Co.	3,000	209,340
Dover Corp.	3,100	161,851
Eaton Corp.	4,300	354,707
Oshkosh Corp.*	11,000	302,500
Trinity Industries, Inc.	9,400	209,338

		1,237,736
Professional Services 0.3%
Manpower, Inc.	5,600	292,320
Road & Rail 1.2%
Norfolk Southern Corp.	8,100	482,031
Ryder System, Inc. (a)	18,300	782,691

		1,264,722
Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	3,600	428,796
Information Technology 16.8%
Communications Equipment 1.2%
Cisco Systems, Inc.*	7,600	166,440
Motorola, Inc.*	40,700	347,171
QUALCOMM, Inc.	7,400	333,888
Tellabs, Inc.	40,800	303,960

		1,151,459
Computers & Peripherals 3.1%
Apple, Inc.*	4,600	1,305,250
Dell, Inc.*	23,500	304,560
EMC Corp.* (a)	9,300	188,883
Lexmark International, Inc. "A"*	17,000	758,540
SanDisk Corp.*	13,500	494,775
STEC, Inc.* (a)	4,500	56,025

		3,108,033
Electronic Equipment, Instruments & Components 3.9%
Anixter International, Inc.*	1,800	97,182
Arrow Electronics, Inc.*	21,800	582,714
Avnet, Inc.*	18,600	502,386
Corning, Inc.	13,300	243,124
Flextronics International Ltd.*	18,200	109,928
Ingram Micro, Inc. "A"*	25,200	424,872
Jabil Circuit, Inc.	26,300	378,983
Tech Data Corp.*	11,800	475,540
Tyco Electronics Ltd.	28,100	821,082
Vishay Intertechnology, Inc.* (a)	34,600	334,928

		3,970,739
Internet Software & Services 0.8%
AOL, Inc.*	13,200	326,700
IAC/InterActiveCorp.*	17,500	459,725

		786,425
IT Services 4.4%
Automatic Data Processing, Inc.	6,500	273,195
Computer Sciences Corp.	28,700	1,320,200
International Business Machines Corp.	19,600	2,629,144
Western Union Co.	14,400	254,448

		4,476,987
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc.	13,000	407,940
Fairchild Semiconductor International, Inc.*	8,800	82,720
Intel Corp.	48,100	924,963
Micron Technology, Inc.* (a)	38,300	276,143
TriQuint Semiconductor, Inc.*	5,700	54,720

		1,746,486
Software 1.7%
Microsoft Corp.	70,300	1,721,647
Materials 4.6%
Chemicals 2.5%
Ashland, Inc.	11,200	546,224
Cytec Industries, Inc.	5,200	293,176
E.I. du Pont de Nemours & Co.	15,700	700,534
Lubrizol Corp.	10,000	1,059,700

		2,599,634
Construction Materials 0.2%
Cemex SAB de CV (ADR)	20,200	171,700
Containers & Packaging 0.0%
Sealed Air Corp.	2,100	47,208
Metals & Mining 1.8%
Barrick Gold Corp.	7,500	347,175
Eldorado Gold Corp.	12,800	236,672
Freeport-McMoRan Copper & Gold, Inc.	8,400	717,276
Newmont Mining Corp.	8,000	502,480

		1,803,603
Paper & Forest Products 0.1%
MeadWestvaco Corp.	3,200	78,016
Telecommunication Services 3.6%
Diversified Telecommunication Services 3.2%
AT&T, Inc.	72,200	2,064,920
Verizon Communications, Inc. (a)	37,500	1,222,125

		3,287,045
Wireless Telecommunication Services 0.4%
Vodafone Group PLC (ADR)	14,500	359,745
Utilities 2.0%
Electric Utilities 0.9%
Duke Energy Corp.	35,100	621,621
Edison International	2,300	79,097
Korea Electric Power Corp. (ADR)*	6,800	87,924
Progress Energy, Inc.	3,900	173,238

		961,880
Independent Power Producers & Energy Traders 0.9%
Constellation Energy Group, Inc.	5,500	177,320
NRG Energy, Inc.* (a)	33,708	701,801

		879,121
Multi-Utilities 0.2%
Ameren Corp.	6,900	195,960

Total Common Stocks (Cost $91,848,533)		101,094,913
Securities Lending Collateral 10.9%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $11,047,467)	11,047,467	11,047,467
Cash Equivalents 0.5%
Central Cash Management Fund, 0.21% (b) (Cost $429,002)	429,002	429,002

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $103,325,002) †	111.2	112,571,382
Other Assets and Liabilities, Net	(11.2)	(11,294,142)

Net Assets	100.0	101,277,240

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $104,732,417.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $7,838,965.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,872,804 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,033,839.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $10,745,933 which is 10.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	12/17/2010	9	511,515	6,606

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$101,094,913	$—	$—	$101,094,913
Short-Term Investments(d)	11,476,469	—	—	11,476,469
Derivatives(e)	6,606	—	—	6,606
Total	$112,577,988	$—	$—	$112,577,988

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$6,606

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)
Corporate Bonds 21.4%
Consumer Discretionary 2.6%
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	180,000	260,082
DirecTV Holdings LLC:
3.125%, 2/15/2016	200,000	201,947
6.35%, 3/15/2040	312,000	337,567
Discovery Communications LLC, 5.05%, 6/1/2020	500,000	544,191
Home Depot, Inc., 5.4%, 9/15/2040	175,000	175,768
NBC Universal, Inc., 144A, 5.95%, 4/1/2041 (a)	172,000	176,921
Time Warner Cable, Inc., 6.75%, 7/1/2018	47,000	56,054
Time Warner, Inc.:
6.2%, 3/15/2040	250,000	272,350
7.625%, 4/15/2031	250,000	309,960
Yum! Brands, Inc., 3.875%, 11/1/2020	300,000	299,594

		2,634,434
Consumer Staples 2.5%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	400,000	518,885
CVS Caremark Corp., 6.125%, 9/15/2039	825,000	910,745
Kraft Foods, Inc., 5.375%, 2/10/2020	825,000	921,565
Kroger Co., 5.4%, 7/15/2040	150,000	155,900

		2,507,095
Energy 2.8%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	330,000	439,121
Enterprise Products Operating LLC, 4.6%, 8/1/2012	500,000	526,571
Kinder Morgan Energy Partners LP, 6.5%, 9/1/2039	300,000	324,366
ONEOK Partners LP, 6.15%, 10/1/2016	321,000	371,157
Plains All American Pipeline LP, 8.75%, 5/1/2019	750,000	951,909
Weatherford International Ltd., 5.125%, 9/15/2020	250,000	255,570

		2,868,694
Financials 9.3%
American Express Co., 7.0%, 3/19/2018	500,000	602,192
Bank of America Corp.:
5.65%, 5/1/2018	865,000	916,472
6.5%, 8/1/2016	80,000	89,952
Citigroup, Inc., 5.375%, 8/9/2020	800,000	827,706
Covidien International Finance SA, 4.2%, 6/15/2020	600,000	639,488
Fifth Third Bancorp., 5.45%, 1/15/2017	390,000	409,141
General Electric Capital Corp., 5.625%, 5/1/2018	600,000	665,986
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	270,000	247,683
JPMorgan Chase & Co., 5.125%, 9/15/2014	1,000,000	1,096,435
KeyBank NA, 5.7%, 11/1/2017	300,000	317,231
Lincoln National Corp., 8.75%, 7/1/2019	350,000	450,226
MetLife, Inc., 7.717%, 2/15/2019	395,000	502,716
Morgan Stanley, Series F, 6.0%, 4/28/2015	490,000	538,723
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	200,000	286,403
PNC Funding Corp., 5.25%, 11/15/2015	450,000	499,799
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	130,000	142,101
6.2%, 1/15/2015	90,000	101,370
7.375%, 6/15/2019	50,000	60,907
Telecom Italia Capital SA, 5.25%, 11/15/2013	445,000	478,107
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020	550,000	604,938

		9,477,576
Health Care 1.3%
Express Scripts, Inc.:
6.25%, 6/15/2014	205,000	235,361
7.25%, 6/15/2019	405,000	509,312
Medco Health Solutions, Inc., 7.125%, 3/15/2018	500,000	614,041

		1,358,714
Industrials 0.7%
CSX Corp.:
6.15%, 5/1/2037	250,000	284,380
6.25%, 3/15/2018	380,000	451,132

		735,512
Information Technology 0.2%
Microsoft Corp., 4.5%, 10/1/2040	150,000	149,020
Materials 0.5%
ArcelorMittal, 6.125%, 6/1/2018	500,000	540,758
Telecommunication Services 0.7%
American Tower Corp., 5.05%, 9/1/2020	550,000	563,308
Crown Castle Towers LLC, 144A, 4.883%, 8/15/2020	150,000	154,969

		718,277
Utilities 0.8%
DTE Energy Co., 7.625%, 5/15/2014	148,000	175,964
FirstEnergy Solutions Corp., 6.8%, 8/15/2039	292,000	294,257
Sempra Energy, 6.5%, 6/1/2016	290,000	346,974

		817,195

Total Corporate Bonds (Cost $19,688,642)		21,807,275
Mortgage-Backed Securities Pass-Throughs 31.7%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039	1,304,404	1,339,970
6.0%, with various maturities from 12/1/2034 until 3/1/2038	833,619	903,828
Federal National Mortgage Association:
3.5%, 3/1/2025 (a)	4,675,000	4,824,016
3.579% *, 8/1/2037	213,786	224,450
4.0%, with various maturities from 4/1/2039 until 9/1/2040 (a)	8,621,695	8,867,203
4.5%, 10/1/2033	447,650	471,030
5.0%, 8/1/2040	299,589	315,329
5.102% *, 9/1/2038	208,751	222,618
5.5%, with various maturities from 12/1/2032 until 9/1/2036 (a)	5,778,370	6,169,585
6.0%, with various maturities from 4/1/2024 until 9/1/2035 (a)	4,265,378	4,602,326
6.5%, with various maturities from 3/1/2017 until 4/1/2037	1,128,572	1,238,917
8.0%, 9/1/2015	14,154	15,396
Government National Mortgage Association:
4.5%, 5/1/2039 (a)	1,000,000	1,052,500
5.0%, 4/1/2038 (a)	1,000,000	1,064,844
5.5%, 4/1/2036 (a)	1,000,000	1,075,078

Total Mortgage-Backed Securities Pass-Throughs (Cost $31,881,985)		32,387,090
Asset-Backed 1.2%
Credit Card Receivables
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.357% *, 5/16/2016 (Cost $1,215,844)	1,200,000	1,213,640
Commercial Mortgage-Backed Securities 5.8%
Banc of America Commercial Mortgage, Inc.:
"A2", Series 2007-2, 5.634%, 4/10/2049	325,000	337,520
"A4", Series 2007-4, 5.741% *, 2/10/2051	750,000	806,689
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/13/2050	1,923,000	2,069,395
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2006-CD2, 5.348% *, 1/15/2046	250,000	269,461
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038	400,000	428,000
"A4", Series 2007-C6, 5.858%, 7/15/2040	1,000,000	1,043,288
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.826% *, 6/12/2050	900,000	977,511

Total Commercial Mortgage-Backed Securities (Cost $5,214,197)		5,931,864
Collateralized Mortgage Obligations 1.6%
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.806% *, 2/25/2048	766,965	768,422
Federal National Mortgage Association, "QD", Series 2005-29, 5.0%, 8/25/2033	435,000	474,509
MASTR Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	334,498	349,190

Total Collateralized Mortgage Obligations (Cost $1,539,532)		1,592,121
Government & Agency Obligations 30.0%
US Treasury Obligations
US Treasury Bill, 0.185% **, 3/17/2011 (b)	182,000	181,848
US Treasury Bonds:
4.75%, 2/15/2037	3,250,000	3,885,274
5.375%, 2/15/2031 (c)	2,500,000	3,218,750
US Treasury Notes:
1.75%, 1/31/2014 (c)	16,000,000	16,522,496
3.625%, 2/15/2020	6,250,000	6,854,982

Total Government & Agency Obligations (Cost $29,268,037)		30,663,350
Municipal Bonds and Notes 6.8%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045	180,000	183,892
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (d)	265,000	270,083
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035	500,000	541,750
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033 (e)	420,000	437,195
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	790,000	786,342
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	775,000	784,005
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series B, 6.1%, 4/1/2015	825,000	889,160
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014 (d) (e)	755,000	775,158
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	250,000	287,338
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014 (e)	585,000	680,958
New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036 (e)	395,000	448,001
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022 (e)	865,000	908,769

Total Municipal Bonds and Notes (Cost $6,627,772)		6,992,651

	Shares	Value ($)
Securities Lending Collateral 18.5%
Daily Assets Fund Institutional, 0.29% (f) (g) (Cost $18,877,764)	18,877,764	18,877,764
Cash Equivalents 22.1%
Central Cash Management Fund, 0.21% (f) (Cost $22,617,400)	22,617,400	22,617,400

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $136,931,173) †	139.1	142,083,155
Other Assets and Liabilities, Net	(39.1)	(39,931,437)

Net Assets	100.0	102,151,718

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $137,019,798.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $5,063,357.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,193,898 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $130,541.

(a)	When-issued or delayed delivery security included.
(b)	At September 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for futures closed on September 30, 2010.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $18,431,645 which is 18.0% of net assets.
(d)	Taxable issue.
(e)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.5
Assured Guaranty Corp.	0.8
Assured Guaranty Municipal Corp.	1.0

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	12/21/2010	90	11,344,219	(154,687)
2 Year US Treasury Note	USD	12/31/2010	65	14,266,484	(30,469)
Total unrealized depreciation					(185,156)

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$21,807,275	$—	$21,807,275
Mortgage-Backed Securities Pass-Throughs	—	32,387,090	—	32,387,090
Asset-Backed	—	1,213,640	—	1,213,640
Commercial Mortgage-Backed Securities	—	5,931,864	—	5,931,864
Collateralized Mortgage Obligations	—	1,592,121	—	1,592,121
Government & Agency Obligations	—	30,481,502	—	30,481,502
Municipal Bonds and Notes	—	6,992,651	—	6,992,651
Short-Term Investments(h)	41,495,164	181,848	—	41,677,012
Total	$41,495,164	$100,587,991	$—	$142,083,155
Liabilities
Derivatives(i)	$(185,156)	$—	$—	$(185,156)
Total	$(185,156)	$—	$—	$(185,156)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$(185,156)

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Diversified International Equity VIP

	Shares	Value ($)
Common Stocks 88.8%
Australia 4.2%
Asciano Group*	17,279	27,558
Australia & New Zealand Banking Group Ltd.	2,823	64,615
BHP Billiton Ltd.	11,197	426,905
Brambles Ltd.	13,105	79,627
Coca-Cola Amatil Ltd.	3,584	41,527
Cochlear Ltd.	862	58,575
Commonwealth Bank of Australia	1,574	77,851
Crown Ltd.	9,187	74,503
CSL Ltd.	9,735	310,986
Dart Energy Ltd.*	4,046	4,615
Fairfax Media Ltd.	54,011	76,482
Foster's Group Ltd.	10,776	63,687
Leighton Holdings Ltd.	1,643	52,503
National Australia Bank Ltd.	2,600	63,683
Newcrest Mining Ltd.	1,579	60,545
Origin Energy Ltd.	8,027	123,116
Paladin Energy Ltd.*	7,326	25,422
Qantas Airways Ltd.*	18,444	49,740
QBE Insurance Group Ltd.	2,063	34,417
Rio Tinto Ltd.	900	66,785
Santos Ltd.	9,683	120,047
Sonic Healthcare Ltd.	5,537	58,947
TABCORP Holdings Ltd.	15,130	102,369
Tatts Group Ltd.	24,689	57,034
Telstra Corp., Ltd.	144,475	365,874
Toll Holdings Ltd.	7,945	50,685
Transurban Group (Units)	14,907	71,676
Wesfarmers Ltd.	5,593	177,806
Westfield Group (REIT) (Units)	3,912	46,358
Westpac Banking Corp.	2,569	57,703
Woodside Petroleum Ltd.	5,329	226,023
Woolworths Ltd.	6,442	179,708
WorleyParsons Ltd.	2,509	53,960

(Cost $2,310,507)		3,351,332
Austria 0.5%
Erste Group Bank AG	3,997	160,295
Immofinanz AG*	21,500	80,286
Raiffeisen International Bank-Holding AG*	1,267	58,969
Vienna Insurance Group	1,323	71,155

(Cost $249,456)		370,705
Belgium 1.4%
Ageas	27,095	77,641
Anheuser-Busch InBev NV	6,331	371,946
Compagnie Nationale a Portefeuille	907	47,320
Delhaize Group	1,198	86,858
Dexia SA*	9,616	42,298
Groupe Bruxelles Lambert SA	588	48,955
KBC Groep NV*	1,952	87,770
Solvay SA	1,904	203,306
Umicore	4,165	180,164

(Cost $787,402)		1,146,258
Bermuda 0.2%
Seadrill Ltd. (Cost $63,651)	4,800	139,161
Canada 5.1%
Agnico-Eagle Mines Ltd.	700	49,767
Bank of Montreal	700	40,466
Bank of Nova Scotia	1,100	58,715
Barrick Gold Corp.	2,600	120,157
BCE, Inc.	4,300	139,920
Bombardier, Inc. "B"	8,400	41,228
Canadian Imperial Bank of Commerce	400	29,021
Canadian National Railway Co.	3,100	198,251
Canadian Natural Resources Ltd.	2,800	96,853
Canadian Pacific Railway Ltd.	1,200	73,313
Canadian Tire Corp., Ltd. "A"	1,000	55,691
Canadian Utilities Ltd. "A"	2,800	135,687
CGI Group, Inc. "A"*	8,100	121,945
EnCana Corp.	1,500	45,325
Fortis, Inc.	5,800	180,049
George Weston Ltd.	800	61,386
Gildan Activewear, Inc.*	900	25,314
Goldcorp, Inc.	1,800	78,200
Imperial Oil Ltd.	2,100	79,579
Kinross Gold Corp.	2,300	43,143
Loblaw Companies Ltd.	2,100	83,212
Magna International, Inc. "A"	1,153	94,613
Manulife Financial Corp.	2,800	35,323
Metro, Inc. "A"	1,700	73,756
Open Text Corp.*	2,100	99,091
Potash Corp. of Saskatchewan, Inc.	700	100,355
Research In Motion Ltd.*	9,300	452,843
Rogers Communications, Inc. "B" (a)	5,000	187,142
Royal Bank of Canada	1,400	72,919
Saputo, Inc.	2,200	75,094
Shaw Communications, Inc. "B"	3,800	83,689
Shoppers Drug Mart Corp.	2,900	112,714
SNC-Lavalin Group, Inc.	1,200	61,347
Suncor Energy, Inc.	3,520	114,608
Teck Resources Ltd. "B"	1,900	78,149
Telus Corp.	1,700	72,055
Thomson Reuters Corp. (b)	3,000	112,781
Thomson Reuters Corp. (b)	1,158	43,460
Tim Hortons, Inc.	3,400	123,853
Toronto-Dominion Bank	1,000	72,359
TransAlta Corp.	8,100	172,880
Viterra, Inc.*	4,900	42,766

(Cost $3,106,005)		4,039,019
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $60,706)	9,587	48,205
Denmark 2.3%
A P Moller-Maersk AS "A"	10	80,831
A P Moller-Maersk AS "B"	25	207,777
Carlsberg AS "B"	5,037	524,857
Coloplast AS "B"	299	35,666
Danske Bank AS*	12,075	291,099
DSV AS	3,456	70,397
Novo Nordisk AS "B"	4,056	401,459
Topdanmark AS*	244	30,738
Tryg AS	621	37,293
Vestas Wind Systems AS*	3,931	147,974
William Demant Holding AS*	427	31,422

(Cost $1,319,435)		1,859,513
Finland 3.2%
Fortum Oyj	22,604	592,079
Kone Oyj "B"	5,039	260,565
Metso Corp.	4,165	191,344
Nokia Oyj	37,878	380,893
Outokumpu Oyj	4,027	80,175
Pohjola Bank PLC	5,199	63,186
Rautaruukki Oyj	2,774	57,377
Sampo Oyj "A"	9,439	255,139
Stora Enso Oyj "R"	19,919	197,517
UPM-Kymmene Oyj	16,621	285,236
Wartsila Corp.	2,823	184,359

(Cost $1,811,269)		2,547,870
France 7.7%
Air Liquide SA	2,497	305,509
Alcatel-Lucent*	27,533	93,022
Atos Origin SA*	697	31,600
AXA SA	3,081	54,099
BNP Paribas	1,550	110,765
Bouygues SA	1,062	45,621
Cap Gemini	1,723	86,589
Carrefour SA	6,517	350,990
Casino Guichard-Perrachon SA	996	91,351
Compagnie de Saint-Gobain	1,739	77,536
Credit Agricole SA	3,149	49,472
DANONE SA	6,358	380,756
Dassault Systemes SA	1,404	103,444
Electricite de France	964	41,609
Essilor International SA	3,351	230,672
France Telecom SA	50,588	1,094,619
GDF Suez	6,014	215,966
Iliad SA	426	44,450
L'Oreal SA	2,731	307,717
Lafarge SA	1,526	87,579
LVMH Moet Hennessy Louis Vuitton SA	420	61,734
Pernod Ricard SA	2,240	187,399
Sanofi-Aventis	13,946	930,638
Schneider Electric SA	627	79,666
Societe Generale	1,401	81,111
Suez Environnement Co.	1,869	34,589
Technip SA	889	71,729
Total SA	10,370	534,878
Unibail-Rodamco SE (REIT)	265	58,924
Vallourec SA	689	68,562
Veolia Environnement	2,122	55,927
Vinci SA	1,171	58,828
Vivendi	3,089	84,683

(Cost $5,042,943)		6,112,034
Germany 5.4%
Allianz SE (Registered)	1,458	164,595
BASF SE	3,418	215,948
Bayer AG	2,784	194,406
Bayerische Motoren Werke (BMW) AG	1,555	109,241
Beiersdorf AG	4,260	261,483
Daimler AG (Registered)*	3,150	199,853
Deutsche Boerse AG	688	45,946
Deutsche Post AG (Registered)	3,555	64,557
Deutsche Telekom AG (Registered)	81,553	1,113,610
E.ON AG	6,205	182,635
HeidelbergCement AG	833	40,207
Henkel AG & Co. KGaA	5,352	242,370
Infineon Technologies AG*	8,199	56,953
K+S AG	629	37,668
Linde AG	769	100,311
MAN SE	758	82,683
Merck KGaA	430	36,133
Metro AG	5,411	352,552
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	598	82,870
RWE AG	1,021	68,871
SAP AG	5,623	278,541
Siemens AG (Registered)	2,260	239,031
Suedzucker AG	3,769	84,319
ThyssenKrupp AG	1,086	35,468

(Cost $3,187,799)		4,290,251
Greece 0.3%
Alpha Bank AE*	9,054	56,559
EFG Eurobank Ergasias*	4,435	26,589
National Bank of Greece SA*	9,753	94,912
Piraeus Bank SA*	7,558	37,241

(Cost $343,864)		215,301
Hong Kong 2.4%
Cheung Kong (Holdings) Ltd.	7,000	106,027
Cheung Kong Infrastructure Holdings Ltd.	7,000	27,771
CLP Holdings Ltd.	19,500	155,572
Esprit Holdings Ltd.	18,495	99,573
Genting Singapore PLC*	143,000	202,704
Hang Seng Bank Ltd.	2,200	32,353
Hong Kong & China Gas Co., Ltd.	51,500	130,232
Hong Kong Exchanges & Clearing Ltd.	3,500	68,811
HongKong Electric Holdings Ltd.	17,500	106,267
Hutchison Whampoa Ltd.	36,000	335,148
Li & Fung Ltd.	32,000	179,933
MTR Corp., Ltd.	28,500	107,840
Noble Group Ltd.	29,363	42,210
NWS Holdings Ltd.	20,000	39,174
Shangri-La Asia Ltd.	24,000	54,408
Sun Hung Kai Properties Ltd.	6,000	102,701
Swire Pacific Ltd. "A"	5,000	68,708
Yue Yuen Industrial (Holdings) Ltd.	14,500	53,637

(Cost $1,223,606)		1,913,069
Ireland 0.7%
CRH PLC (b)	9,913	163,101
CRH PLC (b)	20,956	345,408
Experian PLC	6,430	70,035

(Cost $580,105)		578,544
Italy 3.8%
A2A SpA	20,926	32,109
Assicurazioni Generali SpA	3,242	65,403
Atlantia SpA	5,502	114,166
Enel SpA	46,072	245,946
Eni SpA	20,641	445,630
Fiat SpA	12,889	199,377
Finmeccanica SpA	12,332	146,594
Intesa Sanpaolo	25,029	81,523
Luxottica Group SpA	2,649	72,601
Mediaset SpA	10,870	77,102
Prysmian SpA	6,182	113,157
Saipem SpA	2,103	84,428
Snam Rete Gas SpA	9,753	49,434
Telecom Italia SpA	492,686	687,716
Telecom Italia SpA (RSP)	372,172	420,210
Terna - Rete Elettrica Nationale SpA	14,939	63,527
UBI Banca - Unione di Banche Italiane ScpA	3,919	38,051
UniCredit SpA	41,574	106,461

(Cost $2,621,209)		3,043,435
Japan 19.5%
AEON Co., Ltd.	11,300	121,470
Ajinomoto Co., Inc.	11,000	107,753
Alfresa Holdings Corp.	1,000	42,648
Asahi Breweries Ltd.	7,000	140,278
Asahi Glass Co., Ltd.	8,000	81,783
Asahi Kasei Corp.	14,000	77,323
Astellas Pharma, Inc.	5,900	213,435
Canon, Inc.	6,200	289,918
Central Japan Railway Co.	5	36,776
Chubu Electric Power Co., Inc.	8,600	212,645
Chugai Pharmaceutical Co., Ltd.	3,700	68,105
Chugoku Electric Power Co., Inc.	3,500	69,053
Cosmo Oil Co., Ltd.	50,000	130,261
Dai-ichi Life Insurance Co., Ltd.	62	74,875
Daiichi Sankyo Co., Ltd.	9,500	193,473
Daikin Industries Ltd.	1,100	41,491
Daiwa House Industry Co., Ltd.	3,000	30,247
Daiwa Securities Group, Inc.	10,000	40,397
Denso Corp.	1,100	32,597
East Japan Railway Co.	926	55,966
Eisai Co., Ltd.	3,700	129,529
Electric Power Development Co., Ltd.	2,600	78,175
FamilyMart Co., Ltd.	1,400	50,246
Fanuc Ltd.	900	114,146
FUJIFILM Holdings Corp.	2,300	76,381
Fujitsu Ltd.	13,000	91,466
Hisamitsu Pharmaceutical Co., Inc.	900	36,797
Hitachi Ltd.	18,000	78,780
Hokkaido Electric Power Co., Inc.	2,400	47,805
Hokuriku Electric Power Co.	2,800	63,958
Honda Motor Co., Ltd.	3,500	124,502
HOYA	2,100	51,322
Idemitsu Kosan Co., Ltd.	1,700	145,813
INPEX Corp.	135	635,574
ITOCHU Corp.	6,000	55,056
Japan Petroleum Exploration Co., Ltd.	2,300	86,809
Japan Prime Realty Investment Corp. (REIT)	10	22,018
Japan Retail Fund Investment Corp. (REIT)	20	28,185
Japan Tobacco, Inc.	73	243,437
JFE Holdings, Inc.	5,300	162,516
JX Holdings, Inc.	127,020	738,045
Kansai Electric Power Co., Inc.	9,900	240,469
Kao Corp.	7,800	190,379
KDDI Corp.	69	330,686
Keyence Corp.	200	43,618
Kikkoman Corp.	4,000	44,211
Kirin Holdings Co., Ltd.	14,000	198,738
Kobe Steel Ltd.	33,000	77,657
Komatsu Ltd.	4,200	97,785
Kubota Corp.	10,000	91,776
Kuraray Co., Ltd.	6,000	75,941
Kyocera Corp.	800	76,000
Kyowa Hakko Kirin Co., Ltd.	5,000	49,620
Kyushu Electric Power Co., Inc.	4,800	109,649
Lawson, Inc.	900	41,239
MEIJI Holdings Co., Ltd.	1,200	56,556
Mitsubishi Chemical Holdings Corp.	12,000	61,082
Mitsubishi Corp.	6,300	149,510
Mitsubishi Electric Corp.	11,000	94,877
Mitsubishi Estate Co., Ltd.	5,000	81,523
Mitsubishi Heavy Industries Ltd.	18,000	66,535
Mitsubishi Materials Corp.*	37,000	106,674
Mitsubishi Tanabe Pharma Corp.	3,000	48,876
Mitsubishi UFJ Financial Group, Inc.	51,400	239,905
Mitsui & Co., Ltd.	5,000	74,395
Mitsui Fudosan Co., Ltd.	3,000	50,602
Mitsui O.S.K Lines Ltd.	7,000	44,128
Mizuho Financial Group, Inc.	61,400	89,173
MS&AD Insurance Group Holdings, Inc.	2,400	55,240
Murata Manufacturing Co., Ltd.	1,300	68,533
NEC Corp.	26,000	69,146
Nidec Corp.	500	44,562
Nintendo Co., Ltd.	500	124,957
Nippon Steel Corp.	58,000	197,753
Nippon Telegraph & Telephone Corp.	12,109	527,450
Nishi-Nippon City Bank Ltd.	13,000	37,268
Nissan Motor Co., Ltd.	6,000	52,552
Nisshin Seifun Group, Inc.	4,000	52,669
Nissin Foods Holdings Co., Ltd.	1,100	39,760
Nitto Denko Corp.	1,900	74,516
NKSJ Holdings, Inc.*	12,000	75,495
Nomura Holdings, Inc.	12,000	58,192
Nomura Real Estate Office Fund, Inc. (REIT)	7	38,868
NTT DoCoMo, Inc.	354	591,211
OJI Paper Co., Ltd.	11,000	48,688
Olympus Corp.	3,500	91,924
Ono Pharmaceutical Co., Ltd.	1,500	65,316
Oriental Land Co., Ltd.	700	65,279
ORIX Corp.	260	19,913
Osaka Gas Co., Ltd.	30,000	108,224
Panasonic Corp.	4,600	62,401
Resona Holdings, Inc.	2,600	23,361
Ricoh Co., Ltd.	4,000	56,577
ROHM Co., Ltd.	1,100	68,023
Santen Pharmaceutical Co., Ltd.	1,300	45,045
Sapporo Hokuyo Holdings, Inc.	10,400	48,166
Sapporo Holdings Ltd.	7,000	32,848
Seven & I Holdings Co., Ltd.	12,000	281,659
Sharp Corp.	3,000	29,865
Shikoku Electric Power Co., Inc.	2,400	68,891
Shin-Etsu Chemical Co., Ltd.	4,100	200,203
Shionogi & Co., Ltd.	5,000	91,579
Shiseido Co., Ltd.	5,000	112,442
Showa Shell Sekiyu KK	17,200	131,458
SOFTBANK Corp.	17,300	566,919
Sony Corp.	2,100	64,955
Sumitomo Chemical Co., Ltd.	14,000	61,524
Sumitomo Corp.	5,300	68,483
Sumitomo Electric Industries Ltd.	6,500	79,467
Sumitomo Metal Industries Ltd.	26,000	65,890
Sumitomo Metal Mining Co., Ltd.	4,000	61,230
Sumitomo Mitsui Financial Group, Inc.	5,700	166,328
Sumitomo Realty & Development Co., Ltd.	2,000	41,431
Sumitomo Trust & Banking Co., Ltd.	9,000	45,158
Suzuken Co., Ltd.	1,300	43,030
Sysmex Corp.	3,000	208,081
Taiheiyo Cement Corp.*	23,000	27,005
Taisho Pharmaceutical Co., Ltd.	2,000	40,467
Takeda Pharmaceutical Co., Ltd.	10,200	469,974
TDK Corp.	1,200	67,141
Terumo Corp.	2,300	122,357
Tohoku Electric Power Co., Inc.	5,600	123,898
Tokio Marine Holdings, Inc.	2,200	59,468
Tokyo Electric Power Co., Inc.	16,000	390,375
Tokyo Electron Ltd.	900	45,274
Tokyo Gas Co., Ltd.	31,000	140,741
TonenGeneral Sekiyu KK	22,000	203,796
Toray Industries, Inc.	10,000	55,704
Toshiba Corp.	25,000	121,277
Toyo Suisan Kaisha Ltd.	2,000	41,274
Toyota Motor Corp.	4,600	164,876
Tsumura & Co.	1,500	46,648
Unicharm Corp.	1,500	60,443
UNY Co., Ltd.	5,600	44,426
Yakult Honsha Co., Ltd.	1,700	52,566
Yamaguchi Financial Group, Inc.	3,000	28,322

(Cost $13,860,652)		15,491,220
Luxembourg 0.6%
ArcelorMittal	7,990	264,437
Millicom International Cellular SA (SDR)	943	90,008
Tenaris SA	4,211	80,870

(Cost $280,219)		435,315
Macau 0.1%
Sands China Ltd.*	32,000	57,496
Wynn Macau Ltd.*	30,000	51,851

(Cost $91,291)		109,347
Netherlands 5.5%
AEGON NV*	13,839	83,001
Akzo Nobel NV	4,125	255,197
ASML Holding NV	11,111	333,155
Fugro NV (CVA)	811	53,366
Heineken Holding NV	913	39,982
Heineken NV	3,364	174,864
ING Groep NV (CVA)*	27,945	288,606
Koninklijke (Royal) KPN NV	73,369	1,135,760
Koninklijke (Royal) Philips Electronics, NV	8,829	278,309
Koninklijke Ahold NV	14,948	201,587
Koninklijke DSM NV	2,400	123,134
Randstad Holding NV*	1,215	55,242
Reed Elsevier NV	17,980	227,082
Royal Dutch Shell PLC "A"	3,949	118,937
Royal Dutch Shell PLC "B"	3,179	92,803
TNT NV	4,235	113,949
Unilever NV (CVA)	21,114	632,606
Wolters Kluwer NV	9,269	195,011

(Cost $3,231,913)		4,402,591
Norway 2.8%
Aker Solutions ASA	3,600	52,240
DnB NOR ASA	24,684	336,536
Norsk Hydro ASA	44,400	268,320
Orkla ASA	33,980	313,384
Renewable Energy Corp. ASA*	25,303	85,837
Statoil ASA	17,400	363,264
Telenor ASA	25,300	396,638
Yara International ASA	8,873	401,689

(Cost $1,509,540)		2,217,908
Portugal 0.4%
Brisa Auto-Estradas de Portugal SA	5,209	33,620
EDP - Energias de Portugal SA	79,204	271,270

(Cost $301,207)		304,890
Singapore 1.7%
CapitaLand Ltd.	20,000	61,704
DBS Group Holdings Ltd.	10,000	106,994
Fraser & Neave Ltd.	15,000	74,264
Jardine Cycle & Carriage Ltd.	3,000	89,843
K-Green Trust (Units)*	2,800	2,320
Keppel Corp., Ltd.	14,000	95,758
Oversea-Chinese Banking Corp., Ltd.	14,000	94,143
SembCorp Industries Ltd.	19,000	62,949
Singapore Airlines Ltd.	6,000	74,415
Singapore Exchange Ltd.	7,000	48,097
Singapore Press Holdings Ltd.	44,000	142,332
Singapore Technologies Engineering Ltd.	15,000	38,383
Singapore Telecommunications Ltd.	167,000	398,506
United Overseas Bank Ltd.	7,000	97,445

(Cost $800,762)		1,387,153
Spain 4.1%
Abertis Infraestructuras SA	5,893	109,897
ACS, Actividades de Construccion y Servicios SA	2,437	121,853
Banco Bilbao Vizcaya Argentaria SA	9,332	126,380
Banco Santander SA	14,432	182,849
EDP Renovaveis SA*	11,598	65,686
Enagas	2,258	45,824
Ferrovial SA	9,049	84,774
Gamesa Corp. Tecnologica SA*	3,474	24,296
Gas Natural SDG SA	2,049	30,512
Iberdrola Renovables	11,066	36,827
Iberdrola SA	31,585	243,393
Industria de Diseno Textil SA	4,605	365,543
Red Electrica Corporacion SA	1,144	53,875
Repsol YPF SA	22,674	585,227
Telefonica SA	45,620	1,131,734
Zardoya Otis SA	3,050	54,642

(Cost $2,500,124)		3,263,312
Sweden 3.2%
AB SKF "B"	3,095	71,256
Assa Abloy AB "B"	2,544	64,258
Atlas Copco AB "A"	5,936	114,799
Boliden AB	7,309	110,970
Electrolux AB "B"	3,335	82,196
Hennes & Mauritz AB "B"	11,314	409,642
Holmen AB "B"	2,160	66,682
Husqvarna AB "B"	7,799	57,817
Nordea Bank AB	12,273	128,040
Sandvik AB	5,637	86,530
Skandinaviska Enskilda Banken AB "A"	6,486	48,178
Skanska AB "B"	3,667	67,380
SSAB AB "A"	5,874	93,767
SSAB AB "B"	4,185	58,858
Svenska Cellulosa AB "B"	18,870	287,442
Svenska Handelsbanken AB "A"	2,807	92,115
Tele2 AB "B"	4,023	84,501
Telefonaktiebolaget LM Ericsson "B"	28,799	316,368
TeliaSonera AB	21,657	175,141
Volvo AB "B"*	7,507	110,356

(Cost $1,569,847)		2,526,296
Switzerland 6.6%
ABB Ltd. (Registered)*	12,087	255,041
Adecco SA (Registered)	824	43,126
Aryzta AG	543	23,715
Compagnie Financiere Richemont SA "A"	5,960	286,856
Credit Suisse Group AG (Registered)	1,994	85,399
Geberit AG (Registered)	332	59,174
Givaudan SA (Registered)	102	104,283
Holcim Ltd. (Registered)	2,786	179,100
Lonza Group AG (Registered)	466	39,830
Nestle SA (Registered)	19,546	1,041,728
Novartis AG (Registered)	9,930	572,205
Roche Holding AG (Genusschein)	3,411	465,739
Sika AG	37	68,304
Sonova Holding AG (Registered)	289	35,309
STMicroelectronics NV	7,073	54,292
Swatch Group AG (Bearer)	445	167,727
Swiss Reinsurance Co., Ltd. (Registered)	1,091	47,780
Swisscom AG (Registered)	2,866	1,157,011
Syngenta AG (Registered)	861	214,109
UBS AG (Registered)*	7,534	128,145
Xstrata PLC	5,455	104,752
Zurich Financial Services AG	398	93,353

(Cost $3,408,700)		5,226,978
United Kingdom 7.0%
Anglo American PLC	3,286	130,760
ARM Holdings PLC	33,347	207,869
AstraZeneca PLC	8,391	426,015
Autonomy Corp. PLC*	5,572	158,820
BAE Systems PLC	18,633	100,299
Barclays PLC	8,467	39,759
BG Group PLC	5,435	95,567
BHP Billiton PLC	4,437	141,673
BP PLC	25,484	174,219
British American Tobacco PLC	2,268	84,736
British Sky Broadcasting Group PLC	6,799	75,357
BT Group PLC	57,356	126,224
Cable & Wireless Communications PLC	24,059	21,465
Cable & Wireless Worldwide PLC	8,759	10,109
Capita Group PLC	5,549	68,579
Centrica PLC	28,642	145,625
Compass Group PLC	11,814	98,514
Diageo PLC	2,849	49,094
GlaxoSmithKline PLC	27,730	547,073
HSBC Holdings PLC	12,924	130,882
Imperial Tobacco Group PLC	881	26,291
Inmarsat PLC	5,084	53,021
International Power PLC	9,966	60,816
Kingfisher PLC	14,696	54,052
Marks & Spencer Group PLC	8,450	51,552
National Grid PLC	13,726	116,517
Next PLC	1,325	46,159
Pearson PLC	4,110	63,663
Reed Elsevier PLC	7,134	60,386
Rio Tinto PLC	3,179	186,668
Rolls-Royce Group PLC*	12,478	118,450
SABMiller PLC	1,731	55,383
Scottish & Southern Energy PLC	5,665	99,537
Severn Trent PLC	2,133	43,955
Shire PLC	4,174	93,990
Smith & Nephew PLC	6,163	56,228
Smiths Group PLC	3,914	75,054
Standard Chartered PLC	1,687	48,476
Tesco PLC	11,554	76,995
The Sage Group PLC	36,069	156,715
Unilever PLC	1,529	44,302
United Utilities Group PLC	6,323	56,946
Vodafone Group PLC	363,432	899,663
William Morrison Supermarkets PLC	8,072	37,512
Wolseley PLC*	2,345	59,036
WPP PLC	7,538	83,477

(Cost $4,025,559)		5,557,483

Total Common Stocks (Cost $54,287,771)		70,577,190
Preferred Stocks 0.6%
Germany
Fresenius SE	632	51,036
Henkel AG & Co. KGaA	7,281	391,628
Volkswagen AG	513	62,015

Total Preferred Stocks (Cost $271,561)		504,679
Rights 0.0%
Cyprus 0.0%
Bank of Cyprus Public Co., Ltd., Expiration Date 10/21/2010* (Cost $0)	9,587	6,348
Greece 0.0%
National Bank of Greece SA, Expiration Date 10/11/2010* (Cost $0)	19,506	15,061

Total Rights (Cost $0)		21,409
Exchange-Traded Funds 9.9%
Emerging Markets
iShares MSCI Emerging Markets Index (a)	87,400	3,912,898
Vanguard Emerging Markets	86,000	3,904,400

Total Exchange-Traded Funds (Cost $5,737,823)		7,817,298
Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $3,963,053)	3,963,053	3,963,053
Cash Equivalents 0.3%
Central Cash Management Fund, 0.21% (c) (Cost $253,833)	253,833	253,833
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $64,514,041) †	104.6	83,137,462
Other Assets and Liabilities, Net	(4.6)	(3,666,252)

Net Assets	100.0	79,471,210

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $65,094,809. At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $18,042,653. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,646,684 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,604,031.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $3,892,011 which is 4.9% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	12/16/2010	1	111,153	(1,716)
DJ Euro Stoxx 50 Index	EUR	12/17/2010	9	335,932	(6,380)
FTSE 100 Index	GBP	12/17/2010	1	86,863	(110)
Nikkei 225 Index	USD	12/9/2010	3	141,675	5,400
Total net unrealized depreciation					(2,806)

Currency Abbreviations

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

At September 30, 2010 the DWS Diversified International Equity VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Telecommunication Services	11,821,643	16.6%
Consumer Staples	8,947,071	12.6%
Materials	7,772,831	10.9%
Industrials	7,562,112	10.7%
Financials	7,230,326	10.2%
Health Care	6,583,233	9.3%
Energy	5,853,623	8.2%
Consumer Discretionary	5,570,233	7.8%
Utilities	5,415,816	7.6%
Information Technology	4,346,390	6.1%
Total	71,103,278	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(e)
Australia	$—	$3,351,332	$—	$3,351,332
Austria	—	370,705	—	370,705
Belgium	—	1,146,258	—	1,146,258
Bermuda	—	139,161	—	139,161
Canada	4,039,019	—	—	4,039,019
Cyprus	6,348	48,205	—	54,553
Denmark	—	1,859,513	—	1,859,513
Finland	—	2,547,870	—	2,547,870
France	—	6,112,034	—	6,112,034
Germany	—	4,794,930	—	4,794,930
Greece	15,061	215,301	—	230,362
Hong Kong	—	1,913,069	—	1,913,069
Ireland	—	578,544	—	578,544
Italy	—	3,043,435	—	3,043,435
Japan	—	15,491,220	—	15,491,220
Luxembourg	—	435,315	—	435,315
Macau	—	109,347	—	109,347
Netherlands	—	4,402,591	—	4,402,591
Norway	—	2,217,908	—	2,217,908
Portugal	—	304,890	—	304,890
Singapore	—	1,387,153	—	1,387,153
Spain	—	3,263,312	—	3,263,312
Sweden	—	2,526,296	—	2,526,296
Switzerland	—	5,226,978	—	5,226,978
United Kingdom	—	5,557,483	—	5,557,483
Exchange-Traded Funds	7,817,298	—	—	7,817,298
Short-Term Investments(e)	4,216,886	—	—	4,216,886
Total	$16,094,612	$67,042,850	$—	$83,137,462
Liabilities
Derivatives(f)	$(2,806)	$—	$—	$(2,806)
Total	$(2,806)	$—	$—	$(2,806)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(2,806)

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Dreman Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 95.3%
Consumer Discretionary 10.6%
Diversified Consumer Services 1.5%
Regis Corp. (a)	187,925	3,595,005
Hotels Restaurants & Leisure 3.9%
Brinker International, Inc. (a)	192,550	3,631,493
International Speedway Corp. "A"	113,475	2,768,790
LIFE TIME FITNESS, Inc.* (a)	80,775	3,188,189

		9,588,472
Leisure Equipment & Products 1.2%
Mattel, Inc.	131,425	3,083,231
Multiline Retail 1.2%
Big Lots, Inc.* (a)	91,179	3,031,702
Textiles, Apparel & Luxury Goods 2.8%
Hanesbrands, Inc.* (a)	129,900	3,359,214
Jones Apparel Group, Inc. (a)	181,325	3,561,223

		6,920,437
Consumer Staples 6.2%
Beverages 1.4%
Constellation Brands, Inc. "A"*	195,975	3,466,798
Food Products 3.4%
Del Monte Foods Co.	214,750	2,815,372
Ralcorp Holdings, Inc.* (a)	53,300	3,116,984
Sanderson Farms, Inc. (a)	57,675	2,496,751

		8,429,107
Household Products 1.4%
Energizer Holdings, Inc.*	50,975	3,427,049
Energy 9.4%
Energy Equipment & Services 5.5%
Atwood Oceanics, Inc.* (a)	100,950	3,073,927
Cal Dive International, Inc.*	481,725	2,635,036
McDermott International, Inc.*	126,125	1,864,127
Superior Energy Services, Inc.* (a)	111,975	2,988,613
Tidewater, Inc. (a)	65,875	2,951,859

		13,513,562
Oil, Gas & Consumable Fuels 3.9%
Arch Coal, Inc. (a)	123,000	3,285,330
Forest Oil Corp.* (a)	102,800	3,053,160
Newfield Exploration Co.* (a)	59,775	3,433,476

		9,771,966
Financials 18.2%
Capital Markets 1.3%
Raymond James Financial, Inc. (a)	129,875	3,289,734
Commercial Banks 2.2%
Bank of Hawaii Corp. (a)	60,100	2,699,692
BOK Financial Corp. (a)	61,025	2,754,058

		5,453,750
Insurance 6.9%
Allied World Assurance Co. Holdings Ltd.	62,450	3,534,045
Argo Group International Holdings Ltd. (a)	104,813	3,641,204
Axis Capital Holdings Ltd.	93,800	3,089,772
Endurance Specialty Holdings Ltd.	77,525	3,085,495
Platinum Underwriters Holdings Ltd. (a)	85,925	3,739,456

		17,089,972
Real Estate Investment Trusts 7.8%
CBL & Associates Properties, Inc. (REIT) (a)	225,500	2,945,030
CommonWealth REIT (REIT) (a)	126,756	3,244,954
Hospitality Properties Trust (REIT)	146,750	3,276,928
Medical Properties Trust, Inc. (REIT) (a)	341,500	3,462,810
MFA Financial, Inc. (REIT)	411,975	3,143,369
Weingarten Realty Investors (REIT) (a)	149,400	3,259,908

		19,332,999
Health Care 8.7%
Health Care Equipment & Supplies 3.5%
Alere, Inc.* (a)	107,275	3,318,016
Beckman Coulter, Inc. (a)	47,700	2,327,283
Teleflex, Inc. (a)	54,200	3,077,476

		8,722,775
Health Care Providers & Services 2.6%
Healthspring, Inc.*	125,175	3,234,522
LifePoint Hospitals, Inc.* (a)	88,825	3,114,205

		6,348,727
Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc.* (a)	93,375	3,095,381
Pharmaceuticals 1.4%
Endo Pharmaceuticals Holdings, Inc.* (a)	100,625	3,344,775
Industrials 13.5%
Aerospace & Defense 2.6%
Alliant Techsystems, Inc.* (a)	45,250	3,411,850
Spirit AeroSystems Holdings, Inc. "A"* (a)	155,000	3,089,150

		6,501,000
Commercial Services & Supplies 2.3%
Pitney Bowes, Inc. (a)	124,950	2,671,431
The Brink's Co. (a)	129,275	2,973,325

		5,644,756
Construction & Engineering 1.2%
Tutor Perini Corp.* (a)	155,900	3,132,031
Electrical Equipment 3.1%
Babcock & Wilcox Co.* (a)	63,062	1,341,959
GrafTech International Ltd.*	183,925	2,874,748
Hubbell, Inc. "B"	69,050	3,504,288

		7,720,995
Machinery 3.0%
Crane Co.	89,925	3,411,754
Joy Global, Inc.	56,675	3,985,386

		7,397,140
Trading Companies & Distributors 1.3%
Textainer Group Holdings Ltd. (a)	118,450	3,167,353
Information Technology 14.3%
Communications Equipment 2.1%
Arris Group, Inc.* (a)	260,450	2,544,596
CommScope, Inc.* (a)	114,200	2,711,108

		5,255,704
Computers & Peripherals 1.2%
Synaptics, Inc.* (a)	103,375	2,908,973
Electronic Equipment, Instruments & Components 2.4%
Arrow Electronics, Inc.* (a)	119,375	3,190,894
Jabil Circuit, Inc. (a)	196,500	2,831,565

		6,022,459
Internet Software & Services 1.3%
VeriSign, Inc.* (a)	104,550	3,318,417
IT Services 1.3%
Amdocs Ltd.*	114,125	3,270,822
Semiconductors & Semiconductor Equipment 2.6%
Microsemi Corp.*	188,600	3,234,490
Teradyne, Inc.* (a)	276,650	3,081,881

		6,316,371
Software 3.4%
Jack Henry & Associates, Inc. (a)	120,100	3,062,550
Net 1 UEPS Technologies, Inc.*	156,665	1,811,047
Synopsys, Inc.* (a)	138,575	3,432,503

		8,306,100
Materials 8.0%
Chemicals 2.7%
CF Industries Holdings, Inc. (a)	34,200	3,266,100
Lubrizol Corp. (a)	32,900	3,486,413

		6,752,513
Containers & Packaging 1.1%
Owens-Illinois, Inc.*	98,125	2,753,388
Metals & Mining 4.2%
Coeur d'Alene Mines Corp.* (a)	194,375	3,871,950
Pan American Silver Corp. (a)	120,150	3,555,238
Reliance Steel & Aluminum Co. (a)	68,800	2,857,264

		10,284,452
Utilities 6.4%
Electric Utilities 2.5%
IDACORP, Inc. (a)	86,800	3,117,856
NV Energy, Inc. (a)	235,400	3,095,510

		6,213,366
Gas Utilities 2.5%
AGL Resources, Inc.	78,575	3,014,137
ONEOK, Inc.	70,775	3,187,706

		6,201,843
Multi-Utilities 1.4%
Ameren Corp. (a)	121,650	3,454,860

Total Common Stocks (Cost $194,994,741)		236,127,985
Closed-End Investment Company 1.3%
Financials
Apollo Investment Corp. (a) (Cost $3,305,969)	302,775	3,097,388

Total Closed-End Investment Company (Cost $3,305,969)		3,097,388
Securities Lending Collateral 43.0%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $106,605,700)	106,605,700	106,605,700
Cash Equivalents 3.5%
Central Cash Management Fund, 0.21% (b) (Cost $8,632,049)	8,632,049	8,632,049

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $313,538,459) †	143.1	354,463,122
Other Assets and Liabilities, Net	(43.1)	(106,697,910)

Net Assets	100.0	247,765,212

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $314,580,782. At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $39,882,340. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $50,738,081 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,855,741.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $104,457,803 which is 42.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$236,127,985	$—	$—	$236,127,985
Closed-End Investment Company	3,097,388	—	—	3,097,388
Short-Term Investments(d)	115,237,749	—	—	115,237,749
Total	$354,463,122	$—	$—	$354,463,122

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Global Thematic VIP

	Shares	Value ($)
Common Stocks 96.8%
Austria 5.1%
Erste Group Bank AG	52,872	2,120,375
Raiffeisen International Bank-Holding AG	18,513	861,633
Wienerberger AG*	27,612	454,560

(Cost $3,184,571)		3,436,568
Bermuda 1.1%
Lazard Ltd. "A" (Cost $641,054)	20,929	734,189
Brazil 3.7%
All America Latina Logistica (Units)	3,731	37,729
Banco Bradesco SA (ADR) (Preferred) (a)	27,211	554,560
BR Properties SA	53,799	518,276
Santos Brasil Participacoes SA (Units)	57,017	616,336
SLC Agricola SA	65,200	719,050

(Cost $1,991,847)		2,445,951
Cayman Islands 0.6%
Herbalife Ltd. (Cost $276,490)	6,660	401,931
China 1.8%
China Metal Recycling Holdings Ltd.	198,600	201,952
China Railway Construction Corp., Ltd. "H"	66,108	88,780
Li Ning Co., Ltd.	35,403	107,463
Mindray Medical International Ltd. (ADR) (a)	14,587	431,338
Ping An Insurance (Group) Co. of China Ltd. "H"	39,046	399,325

(Cost $1,109,764)		1,228,858
Egypt 0.7%
Commercial International Bank Egypt SAE	9,612	71,738
Orascom Telecom Holding SAE (GDR) REG S*	96,210	417,818

(Cost $246,428)		489,556
Germany 6.8%
Axel Springer AG	2,663	352,062
Bayer AG (Registered)	5,020	350,546
Commerzbank AG* (a)	39,855	329,832
Deutsche Boerse AG	6,609	441,364
Deutsche Lufthansa AG (Registered)*	23,191	426,985
Deutsche Post AG (Registered)	42,765	776,596
E.ON AG	60,349	1,776,280
Fraport AG	1,678	102,122

(Cost $4,293,712)		4,555,787
Greece 0.3%
Hellenic Exchanges SA (Cost $229,890)	31,200	222,185
Hong Kong 2.1%
China Mobile Ltd. (ADR)	9,400	480,622
Cosco Pacific Ltd.	224,252	341,938
Esprit Holdings Ltd.	98,745	531,619
Yingde Gases* (b)	69,500	65,507

(Cost $1,341,812)		1,419,686
Hungary 0.9%
OTP Bank Nyrt.* (Cost $517,116)	22,958	601,082
India 1.4%
Bank of Baroda	2,829	55,071
Bank of India	16,230	187,246
Deccan Chronicle Holdings Ltd.	66,993	192,379
Hindustan Unilever Ltd.	48,904	335,282
Union Bank of India Ltd.	20,105	173,716

(Cost $789,940)		943,694
Indonesia 1.3%
PT Semen Gresik (Persero) Tbk	417,298	463,603
PT Telekomunikasi Indonesia Tbk (ADR)	10,201	421,199

(Cost $672,441)		884,802
Israel 0.9%
NICE Systems Ltd. (ADR)*	8,100	253,449
Teva Pharmaceutical Industries Ltd. (ADR)	6,690	352,898

(Cost $563,524)		606,347
Italy 0.6%
Parmalat SpA (Cost $458,986)	165,367	424,802
Japan 5.7%
FANUC Ltd.	4,400	558,049
Fujitsu Ltd.	74,000	520,651
Hitachi Ltd.	69,000	301,990
INPEX Corp.	170	800,352
Mitsubishi UFJ Financial Group, Inc.	65,900	307,583
Mizuho Financial Group, Inc.	250,700	364,099
Nomura Holdings, Inc.	87,314	423,411
Sumitomo Mitsui Financial Group, Inc.	17,200	501,901

(Cost $3,774,318)		3,778,036
Kazakhstan 0.4%
Kazakhstan Kagazy PLC (GDR) 144A*	181,200	27,180
KazMunaiGas Exploration Production (GDR)	13,950	246,497

(Cost $1,254,339)		273,677
Korea 1.9%
KT&G Corp.	15,907	948,640
Samsung Electronics Co., Ltd.	493	335,958

(Cost $1,207,206)		1,284,598
Malaysia 0.4%
Axiata Group Bhd.* (Cost $213,918)	185,200	262,118
Mexico 1.7%
America Movil SAB de CV "L" (ADR)	9,122	486,476
Banco Compartamos SA de CV	200	1,274
Grupo Aeroportuario del Sureste SAB de CV (ADR)	8,482	402,725
Grupo Financiero Banorte SAB de CV "O"	55,400	210,141

(Cost $1,049,223)		1,100,616
Netherlands 2.8%
QIAGEN NV*	32,531	581,956
VimpelCom Ltd. (ADR)* (c)	84,926	1,261,151

(Cost $1,823,053)		1,843,107
Panama 1.1%
Copa Holdings SA "A" (Cost $600,601)	13,675	737,219
Puerto Rico 0.7%
Popular, Inc.* (Cost $512,978)	176,079	510,629
Russia 0.2%
Far Eastern Shipping Co.* (Cost $362,397)	335,553	142,610
South Africa 3.8%
Aquarius Platinum Ltd.	32,717	175,270
MTN Group Ltd.	52,742	953,049
Murray & Roberts Holdings Ltd.	58,057	373,789
Standard Bank Group Ltd.	63,397	1,008,836

(Cost $2,224,757)		2,510,944
Sweden 2.0%
Telefonaktiebolaget LM Ericsson "B" (Cost $1,307,773)	123,275	1,354,221
Switzerland 2.6%
EFG International AG	17,139	197,694
Roche Holding AG (Genusschein)	6,114	834,807
Syngenta AG (Registered)	1,593	396,139
UBS AG (Registered)* (a)	17,053	290,412

(Cost $1,739,826)		1,719,052
Thailand 0.7%
Kasikornbank PCL (Foreign Registered)	84,200	343,560
Seamico Securities PCL (Foreign Registered)*	1,403,300	103,572

(Cost $337,752)		447,132
United Kingdom 9.1%
Afren PLC* (c)	96,959	168,782
African Minerals Ltd.* (d)	19,512	121,238
Anglo American PLC	31,383	1,248,830
BAE Systems PLC	141,496	761,656
Barratt Developments PLC*	330,082	513,302
Diageo PLC	41,982	723,432
G4S PLC	127,760	511,234
GlaxoSmithKline PLC	35,371	697,819
Imperial Tobacco Group PLC	18,166	542,120
Tesco PLC	64,594	430,452
Vodafone Group PLC	162,881	403,206

(Cost $5,692,224)		6,122,071
United States 36.4%
Abbott Laboratories	15,303	799,429
Advanced Micro Devices, Inc.*	48,728	346,456
Aecom Technology Corp.*	21,024	510,042
Air Products & Chemicals, Inc.	6,204	513,815
Apache Corp.	3,775	369,044
Bank of America Corp.	93,268	1,222,744
Calpine Corp.*	33,576	418,021
Cisco Systems, Inc.*	48,841	1,069,618
Citigroup, Inc.*	101,267	394,941
Devon Energy Corp.	4,980	322,405
EMC Corp.*	10,800	219,348
Emdeon, Inc. "A"*	4,700	57,246
Emerson Electric Co.	7,765	408,905
ExxonMobil Corp.	7,685	474,856
General Dynamics Corp.	12,187	765,465
General Electric Co.	37,051	602,079
Harris Corp.	10,674	472,751
Hewlett-Packard Co.	39,963	1,681,243
Janus Capital Group, Inc.	40,447	442,895
JPMorgan Chase & Co.	25,834	983,500
Kinetic Concepts, Inc.*	13,024	476,418
Laboratory Corp. of America Holdings*	15,299	1,199,901
Lear Corp.*	5,635	444,771
Life Technologies Corp.*	25,673	1,198,672
MasterCard, Inc. "A"	5,065	1,134,560
Medco Health Solutions, Inc.*	19,585	1,019,595
Morgan Stanley	43,211	1,066,447
New York Times Co. "A"*	21,847	169,096
Owens-Illinois, Inc.*	16,818	471,913
Pfizer, Inc.	32,004	549,509
Rock-Tenn Co. "A"	6,905	343,938
SAIC, Inc.*	15,000	239,700
Schweitzer-Mauduit International, Inc.	10,919	636,687
The NASDAQ OMX Group, Inc.*	35,441	688,619
Wal-Mart Stores, Inc.	16,748	896,353
Williams Companies, Inc.	33,729	644,561
World Fuel Services Corp.	16,286	423,599
Yahoo!, Inc.*	49,416	700,225

(Cost $23,406,070)		24,379,367

Total Common Stocks (Cost $61,824,010)		64,860,835
Preferred Stock 0.2%
Russia
Surgutneftegas (Cost $131,474)	280,427	137,550
Participatory Notes 1.4%
Jordan 0.3%
Arab Bank PLC (issuer HSBC Bank PLC), Expiration Date 4/12/2013* (Cost $183,115)	11,500	170,491
Nigeria 0.7%
First Bank of Nigeria (issuer HSBC Bank PLC), 144A, Expiration Date 11/15/2010*	2,587,600	184,237
Guaranty Trust Bank PLC (issuer Morgan Stanley BV), Expiration Date 3/18/2011*	2,470,402	233,228
Zenith Bank Ltd. (issuer Morgan Stanley BV), Expiration Date 3/18/2011*	1,011,805	80,858

(Cost $603,104)		498,323
Pakistan 0.4%
National Bank of Pakistan (issuer Merrill Lynch International & Co.), Expiration Date 2/25/2015* (Cost $345,734)	397,050	291,696

Total Participatory Notes (Cost $1,131,953)		960,510
Securities Lending Collateral 1.6%
Daily Assets Fund Institutional, 0.29% (e) (f) (Cost $1,081,550)	1,081,550	1,081,550
Cash Equivalents 1.0%
Central Cash Management Fund, 0.21% (e) (Cost $655,121)	655,121	655,121

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $64,824,108) †	101.0	67,695,566
Other Assets and Liabilities, Net	(1.0)	(708,950)

Net Assets	100.0	66,986,616

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $65,475,647.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $2,219,919.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,589,518 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,369,599.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $1,046,289 which is 1.6% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in China.
(c)	Security is listed in country of domicile. Significant business activities of company are in Eastern Europe and South Asia.
(d)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At September 30, 2010 the DWS Global Thematic VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stock & Participatory Notes
Financials	17,293,360	26.2%
Information Technology	8,630,170	13.1%
Industrials	8,618,819	13.1%
Health Care	8,550,134	13.0%
Consumer Staples	5,422,062	8.2%
Telecommunication Services	4,685,639	7.1%
Materials	4,666,072	7.1%
Energy	3,587,646	5.4%
Consumer Discretionary	2,310,692	3.5%
Utilities	2,194,301	3.3%
Total	65,958,895	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	$—	$3,436,568	$—	$3,436,568
Bermuda	734,189	—	—	734,189
Brazil	2,445,951	—	—	2,445,951
Cayman Islands	401,931	—	—	401,931
China	431,338	797,520	—	1,228,858
Egypt	—	489,556	—	489,556
Germany	—	4,555,787	—	4,555,787
Greece	—	222,185	—	222,185
Hong Kong	480,622	939,064	—	1,419,686
Hungary	—	601,082	—	601,082
India	—	943,694	—	943,694
Indonesia	421,199	463,603	—	884,802
Israel	606,347	—	—	606,347
Italy	—	424,802	—	424,802
Japan	—	3,778,036	—	3,778,036
Kazakhstan	—	273,677	—	273,677
Korea	—	1,284,598	—	1,284,598
Malaysia	—	262,118	—	262,118
Mexico	1,100,616	—	—	1,100,616
Netherlands	1,261,151	581,956	—	1,843,107
Panama	737,219	—	—	737,219
Puerto Rico	510,629	—	—	510,629
Russia	137,550	142,610	—	280,160
South Africa	—	2,510,944	—	2,510,944
Sweden	—	1,354,221	—	1,354,221
Switzerland	290,412	1,428,640	—	1,719,052
Thailand	—	447,132	—	447,132
United Kingdom	—	6,122,071	—	6,122,071
United States	24,379,367	—	—	24,379,367
Participatory Notes(g)	—	960,510	—	960,510
Short-Term Investments(g)	1,736,671	—	—	1,736,671
Total	$35,675,192	$32,020,374	$—	$67,695,566

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(g)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 84.0%
Federal Home Loan Mortgage Corp., 7.0%, with various maturities from 6/1/2032 until 8/1/2035	263,486	284,436
Federal National Mortgage Association, 5.0%, with various maturities from 10/1/2033 until 2/1/2036 (a)	6,030,452	6,355,359
Government National Mortgage Association:
4.5%, 5/1/2039 (a)	5,000,000	5,262,500
5.0%, with various maturities from 12/15/2032 until 7/15/2040 (a)	37,491,988	40,226,208
5.5%, with various maturities from 10/15/2032 until 3/20/2040 (a)	46,145,991	49,749,436
6.0%, with various maturities from 7/15/2014 until 7/20/2039 (a)	30,208,498	33,070,978
6.5%, with various maturities from 4/15/2031 until 2/15/2039	4,987,078	5,472,029
7.0%, with various maturities from 10/15/2026 until 2/20/2039	3,359,788	3,682,042
7.5%, with various maturities from 4/15/2026 until 1/15/2037	1,144,161	1,308,509

Total Mortgage-Backed Securities Pass-Throughs (Cost $138,745,206)		145,411,497
Collateralized Mortgage Obligations 18.8%
Fannie Mae Benchmark Remic, “ZA”, Series 2007-B2, 5.5%, 6/25/2037	1,680,996	1,881,665
Federal Home Loan Mortgage Corp.:
“OA”, Series 3179, Principal Only, Zero Coupon, 7/15/2036	953,290	842,873
“FO”, Series 2418, 1.157% *, 2/15/2032	553,861	563,543
“FA”, Series 2419, 1.257% *, 2/15/2032	485,923	494,947
“FA”, Series 2436, 1.257% *, 3/15/2032	507,594	516,555
“NI”, Series 3657, Interest Only, 4.5%, 8/15/2027	2,649,314	317,740
“ZK”, Series 3382, 5.0%, 7/15/2037	1,151,853	1,277,954
“S17”, Series 244, Interest Only, 6.193% **, 12/15/2036	4,179,475	435,961
“WS”, Series 2877, Interest Only, 6.343% **, 10/15/2034	1,260,963	92,903
“A”, Series 172, Interest Only, 6.5%, 1/1/2024	53,577	8,289
“ST”, Series 2411, Interest Only, 8.493% **, 6/15/2021	2,548,634	445,096
Federal National Mortgage Association:
“FA”, Series G92-53, 1.031% *, 9/25/2022	1,372,881	1,390,141
“OF”, Series 2001-60, 1.206% *, 10/25/2031	239,460	243,624
“FB”, Series 2002-30, 1.256% *, 8/25/2031	524,545	534,877
“FG”, Series 2002-66, 1.256% *, 9/25/2032	808,703	823,715
“25”, Series 351, Interest Only, 4.5%, 5/1/2019	552,328	51,116
“HI”, Series 2009-77, Interest Only, 4.5%, 9/25/2027	2,448,549	205,688
“20”, Series 334, Interest Only, 5.0%, 3/1/2018	405,892	36,094
“21”, Series 334, Interest Only, 5.0%, 3/1/2018	270,535	26,109
‘’23”, Series 339, Interest Only, 5.0%, 7/1/2018	571,117	56,110
“ZA”, Series 2008-24, 5.0%, 4/25/2038	594,754	656,051
“BP”, Series 2005-96, 5.9%, 2/25/2015	1,588,078	1,590,945
“ZQ”, Series G93-39, 6.5%, 12/25/2023	473,511	525,413
“SA”, Series G92-57, IOette, 82.35% **, 10/25/2022	74,198	147,861
Government National Mortgage Association:
“FB”, Series 2001-28, 0.757% *, 6/16/2031	510,498	514,846
“HI”, Series 2010-H06, Interest Only, 1.142% **, 4/20/2060	1,013,026	51,259
“BI”, Series 2010-H01, Interest Only, 1.638% **, 1/20/2060	1,989,432	151,794
“HI”, Series 2010-H21, Interest Only, 1.78% **, 10/20/2060	2,031,077	168,833
"FI", Series 2009-H01, Interest Only, 1.843% **, 11/20/2059	1,997,937	158,636
"JY", Series 2010-20, 4.0%, 12/20/2033	1,768,725	1,783,991
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	626,362	59,401
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	979,610	159,779
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	481,547
"VB", Series 2010-26, 5.0%, 1/20/2024	600,000	676,963
"KE", Series 2004-19, 5.0%, 3/16/2034	500,000	562,909
"ZM", Series 2004-24, 5.0%, 4/20/2034	2,066,036	2,309,618
"Z", Series 2004-61, 5.0%, 8/16/2034	1,015,979	1,128,266
"LE", Series 2004-87, 5.0%, 10/20/2034	1,000,000	1,107,605
"ZB", Series 2005-15, 5.0%, 2/16/2035	1,453,387	1,627,079
"GZ", Series 2005-24, 5.0%, 3/20/2035	440,786	468,407
"ZA", Series 2005-75, 5.0%, 10/16/2035	495,877	554,820
"CK", Series 2007-31, 5.0%, 5/16/2037	1,000,000	1,109,778
"MZ", Series 2009-98, 5.0%, 10/16/2039	889,780	1,027,281
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	596,418	76,925
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	1,263,271	164,534
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	1,090,909	255,884
"ZA", Series 2006-7, 5.5%, 2/20/2036	2,186,136	2,530,147
"NZ", Series 2009-65, 5.5%, 8/20/2039	352,335	422,248
"KZ", Series 2009-78, 5.5%, 9/16/2039	323,261	378,447
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	591,542	87,795
"PY", Series 2009-122, 6.0%, 12/20/2039	718,346	779,718
"SJ", Series 2004-22, Interest Only, 6.343% **, 4/20/2034	1,246,367	18,595
"SA", Series 2006-47, Interest Only, 6.543% **, 8/16/2036	419,933	65,784
"SM", Series 2004-49, Interest Only, 6.893% **, 1/20/2034	1,218,546	165,314
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	946,180	178,164
"SA", Series 1999-30, Interest Only, 7.743% **, 4/16/2029	742,227	81,565

Total Collateralized Mortgage Obligations (Cost $28,848,262)		32,473,202
Government & Agency Obligations 4.3%
Other Government Related 2.2%
Citibank NA, FDIC Guaranteed, 0.448% *, 5/7/2012	2,800,000	2,803,540
JPMorgan Chase & Co.:
FDIC Guaranteed, 0.522% *, 6/15/2012	537,000	539,824
Series 3, FDIC Guaranteed, 0.539% *, 12/26/2012	463,000	465,970

		3,809,334
US Treasury Obligations 2.1%
US Treasury Bill, 0.185% ***, 3/17/2011 (b)	1,045,000	1,044,127
US Treasury Note, 0.875%, 2/29/2012	2,500,000	2,519,050

		3,563,177

Total Government & Agency Obligations (Cost $7,362,602)		7,372,511

	Shares	Value ($)

Cash Equivalents 2.8%
Central Cash Management Fund, 0.21% (c) (Cost $4,846,910)	4,846,910	4,846,910

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $179,802,980) †	109.9	190,104,120
Other Assets and Liabilities, Net	(9.9)	(17,041,575)

Net Assets	100.0	173,062,545

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	These securities are shown at their current rate as of September 30, 2010.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $179,758,833.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $10,345,287.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,581,028 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $235,741.

(a)	When-issued or delayed delivery security included.
(b)	At September 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	12/21/2010	165	20,797,734	(342,500)
Ultra Long Term US Treasury Bond	USD	12/21/2010	6	847,688	(19,625)
Total unrealized depreciation					(362,125)

Currency Abbreviation

USD	United States Dollar
At September 30, 2010, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/15/2010 9/15/2014	10,800,000	1	Fixed — 3.15%	Floating — LIBOR	(843,814)	20,400	(864,214)
4/20/2009 4/20/2024	1,000,000	1	Floating — LIBOR	Floating — 8.03%††	30,314	—	30,314

Total net unrealized depreciation	(833,900)

†† These interest rate swaps are shown at their current rate as of September 30, 2010.
At September 30, 2010, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)

6/9/2010 6/1/2012	6,900,000	2	0.45%	Citi Global Interest Rate Strategy Index	1,585	4,600	(3,015)

Counterparties:
1	Morgan Stanley
2	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(d)
Mortgage-Backed Securities Pass-Throughs	$—	$145,411,497	$—	$145,411,497
Collateralized Mortgage Obligations	—	31,942,680	530,522	32,473,202
Government & Agency Obligations	—	6,328,384	—	6,328,384
Short-Term Investments	4,846,910	1,044,127	—	5,891,037
Derivatives (e)	—	30,314	—	30,314
Total	$4,846,910	$184,757,002	$530,522	$190,134,434

Liabilities
Derivatives (e)	$(362,125)	$(867,229)	$—	$(1,229,354)
Total	$(362,125)	$(867,229)	$—	$(1,229,354)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and total return swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Collateralized Mortgage Obligations	Government & Agency Obligations	Total
Balance as of December 31, 2009	$135,301	$523,600	$658,901
Realized Gains (Loss)	(1,645)	—	(1,645)
Change in unrealized appreciation (depreciation)	43,655	36,400	80,055
Amortization premium/discount	(21,543)	—	(21,543)
Net Purchases (sales)	374,754	(560,000)	(185,246)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of September 30, 2010	$530,522	$—	$530,522
Net change in unrealized appreciation (depreciation) from investments held at September 30, 2010	$43,655	$—	$43,655

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$(362,125)	$(836,915)

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 86.1%
Consumer Discretionary 15.0%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		590,000	595,162
8.75%, 6/1/2019		765,000	806,119
American Achievement Corp., 144A, 8.25%, 4/1/2012		255,000	254,044
Ameristar Casinos, Inc., 9.25%, 6/1/2014 (b)		395,000	421,662
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		590,000	575,250
8.0%, 3/15/2014		250,000	252,500
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		380,000	391,400
Avis Budget Car Rental LLC, 9.625%, 3/15/2018		260,000	274,950
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		155,000	152,675
Brunswick Corp., 144A, 11.25%, 11/1/2016		295,000	339,987
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	68,738
8.0%, 4/15/2020		65,000	69,956
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		340,000	61,200
Carrols Corp., 9.0%, 1/15/2013		225,000	226,688
CCO Holdings LLC:
144A, 7.25%, 10/30/2017		520,000	527,150
144A, 7.875%, 4/30/2018		225,000	233,438
144A, 8.125%, 4/30/2020		150,000	159,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,280,000	1,350,400
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		100,000	106,000
Series B, 9.25%, 12/15/2017		150,000	160,125
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		155,000	160,813
CSC Holdings LLC:
8.5%, 4/15/2014		500,000	550,625
8.5%, 6/15/2015		430,000	469,775
DISH DBS Corp., 7.125%, 2/1/2016		465,000	488,831
Easton-Bell Sports, Inc., 9.75%, 12/1/2016		75,000	81,469
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		490,000	74
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		145,000	159,138
144A, 9.375%, 11/15/2017		295,000	322,287
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		225,000	254,813
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		505,000	513,206
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		375,000	356,250
Harrah's Operating Co., Inc.:
10.0%, 12/15/2018		575,000	459,281
11.25%, 6/1/2017		1,415,000	1,549,425
144A, 12.75%, 4/15/2018		295,000	275,087
Hertz Corp.:
144A, 7.5%, 10/15/2018		905,000	905,000
8.875%, 1/1/2014		1,005,000	1,031,381
Lear Corp.:
7.875%, 3/15/2018		235,000	249,100
8.125%, 3/15/2020		230,000	245,813
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		85,000	97,325
Mediacom LLC, 9.125%, 8/15/2019		560,000	579,600
MGM Resorts International:
144A, 9.0%, 3/15/2020		145,000	152,613
10.375%, 5/15/2014		340,000	378,250
11.125%, 11/15/2017		455,000	518,131
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		150,000	144,375
Motors Liquidation Co.:
6.75%, 5/1/2028 **		275,000	85,250
8.375%, 7/15/2033 ** (b)		460,000	155,250
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		155,000	162,750
Netflix, Inc., 8.5%, 11/15/2017		145,000	161,675
Norcraft Companies LP, 10.5%, 12/15/2015		1,260,000	1,316,700
Norcraft Holdings LP, 9.75%, 9/1/2012		630,000	590,625
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,085,000	1,059,231
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		160,000	168,600
Regal Entertainment Group, 9.125%, 8/15/2018		140,000	146,825
Sabre Holdings Corp., 8.35%, 3/15/2016		515,000	525,300
Sears Holdings Corp., 144A, 6.625%, 10/15/2018 (c)		345,000	345,000
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		450,000	409,401
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		315,000	338,231
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		340,000	361,250
Sonic Automotive, Inc.:
5.0%, 10/1/2029		155,000	164,106
Series B, 9.0%, 3/15/2018		565,000	586,187
Standard Pacific Corp.:
8.375%, 5/15/2018		100,000	100,000
10.75%, 9/15/2016		440,000	479,600
Tenneco, Inc., 144A, 7.75%, 8/15/2018		70,000	71,750
Toys "R" Us, Inc., 7.375%, 10/15/2018		695,000	663,725
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		200,000	203,500
Travelport LLC:
4.922% ***, 9/1/2014		390,000	362,700
144A, 9.0%, 3/1/2016		390,000	388,050
9.875%, 9/1/2014		275,000	282,906
United Components, Inc., 9.375%, 6/15/2013		80,000	81,400
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	550,000	809,771
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		945,000	982,800
UPC Holding BV, 144A, 8.0%, 11/1/2016	EUR	405,000	568,680
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		242,357	75,131
Visant Corp., 144A, 10.0%, 10/1/2017		460,000	480,700
Wynn Las Vegas LLC, 144A, 7.75%, 8/15/2020		280,000	295,400
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		2,040,000	20

			29,391,620
Consumer Staples 3.4%
B&G Foods, Inc., 7.625%, 1/15/2018		170,000	177,013
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		145,000	153,700
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		215,000	224,944
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		555,000	513,375
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		280,000	277,550
NBTY, Inc., 144A, 9.0%, 10/1/2018 (c)		140,000	147,000
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,081,750	1,873,575
Rite Aid Corp.:
7.5%, 3/1/2017		295,000	271,769
144A, 8.0%, 8/15/2020		580,000	588,700
Smithfield Foods, Inc., 7.75%, 7/1/2017		1,880,000	1,905,850
SUPERVALU, Inc., 8.0%, 5/1/2016		210,000	211,575
Tops Markets LLC, 144A, 10.125%, 10/15/2015		330,000	354,337

			6,699,388
Energy 11.7%
Arch Coal, Inc., 7.25%, 10/1/2020		110,000	116,188
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		845,000	935,837
Belden & Blake Corp., 8.75%, 7/15/2012		2,050,000	2,009,000
Brigham Exploration Co., 144A, 8.75%, 10/1/2018		140,000	144,200
Bristow Group, Inc., 7.5%, 9/15/2017		485,000	497,125
Chaparral Energy, Inc., 8.5%, 12/1/2015		1,370,000	1,332,325
Chesapeake Energy Corp.:
6.625%, 8/15/2020		365,000	381,425
6.875%, 8/15/2018		185,000	193,788
6.875%, 11/15/2020		510,000	540,600
7.25%, 12/15/2018		620,000	668,050
9.5%, 2/15/2015		260,000	300,950
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		145,000	153,156
8.5%, 12/15/2019		150,000	160,875
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		410,000	432,550
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		655,000	709,037
144A, 8.25%, 4/1/2020		250,000	273,125
Continental Resources, Inc.:
144A, 7.125%, 4/1/2021		175,000	182,000
144A, 7.375%, 10/1/2020		195,000	205,725
8.25%, 10/1/2019		105,000	114,975
Crosstex Energy LP, 8.875%, 2/15/2018		365,000	382,338
Dynegy Holdings, Inc., 7.75%, 6/1/2019		585,000	400,725
El Paso Corp.:
7.25%, 6/1/2018		495,000	533,520
8.25%, 2/15/2016		310,000	344,875
Energy Transfer Equity LP, 7.5%, 10/15/2020		215,000	226,288
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		775,000	788,562
Harvest Operations Corp., 144A, 6.875%, 10/1/2017 (c)		140,000	143,150
Holly Corp., 9.875%, 6/15/2017		545,000	577,019
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		330,000	344,025
Inergy LP, 144A, 7.0%, 10/1/2018		350,000	358,750
Linn Energy LLC:
144A, 7.75%, 2/1/2021		335,000	337,931
144A, 8.625%, 4/15/2020		305,000	323,300
11.75%, 5/15/2017		650,000	745,875
Newfield Exploration Co., 7.125%, 5/15/2018		640,000	683,200
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		275,000	288,750
OPTI Canada, Inc.:
7.875%, 12/15/2014		1,260,000	948,150
8.25%, 12/15/2014		420,000	319,200
144A, 9.0%, 12/15/2012		140,000	141,750
Petrohawk Energy Corp.:
144A, 7.25%, 8/15/2018		280,000	285,600
7.875%, 6/1/2015		220,000	230,450
10.5%, 8/1/2014		380,000	430,350
Plains Exploration & Production Co.:
7.0%, 3/15/2017		220,000	225,500
7.625%, 6/1/2018		720,000	756,000
8.625%, 10/15/2019		400,000	437,000
Range Resources Corp., 6.75%, 8/1/2020		105,000	109,200
Regency Energy Partners LP, 8.375%, 12/15/2013		515,000	536,887
Sabine Pass LNG LP:
7.25%, 11/30/2013		930,000	897,450
7.5%, 11/30/2016		100,000	91,250
SandRidge Energy, Inc., 8.625%, 4/1/2015 (PIK)		140,000	140,000
Southwestern Energy Co., 7.5%, 2/1/2018		585,000	661,050
Stone Energy Corp.:
6.75%, 12/15/2014		590,000	542,800
8.625%, 2/1/2017		450,000	442,125
Whiting Petroleum Corp., 6.5%, 10/1/2018		130,000	132,925

			23,156,926
Financials 13.1%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		830,000	739,737
Ally Financial, Inc.:
7.0%, 2/1/2012		565,000	584,069
144A, 7.5%, 9/15/2020		705,000	750,825
144A, 8.0%, 3/15/2020		545,000	595,412
8.0%, 11/1/2031		215,000	230,588
Antero Resources Finance Corp., 9.375%, 12/1/2017		215,000	228,438
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017 (c)		215,000	215,000
144A, 7.375%, 10/15/2017 (c)	EUR	140,000	190,855
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		712,400	356,200
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		250,000	65,000
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		570,000	609,900
Case New Holland, Inc., 7.75%, 9/1/2013		290,000	315,013
CIT Group, Inc.:
7.0%, 5/1/2013		430,000	432,150
7.0%, 5/1/2015		623,195	618,521
7.0%, 5/1/2017		2,085,000	2,040,694
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		435,000	466,537
E*TRADE Financial Corp.:
7.375%, 9/15/2013		995,000	972,612
12.5%, 11/30/2017 (PIK)		632,000	720,480
Express LLC, 8.75%, 3/1/2018		260,000	274,300
FCE Bank PLC, 9.375%, 1/17/2014	EUR	700,000	1,061,631
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		257,000	272,741
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017		355,000	378,230
8.125%, 1/15/2020		100,000	114,907
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	478,800
GenOn Escrow Corp., 144A, 9.5%, 10/15/2018 (c)		140,000	134,750
Hellas Telecommunications Finance SCA, 144A, 8.835%, 7/15/2015 (PIK) *	EUR	322,107	263
Hexion US Finance Corp., 8.875%, 2/1/2018		1,230,000	1,205,400
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		670,000	700,150
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		235,000	251,450
144A, 8.75%, 3/15/2017		465,000	498,712
iPayment, Inc., 9.75%, 5/15/2014		475,000	433,437
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		170,000	175,313
National Money Mart Co., 10.375%, 12/15/2016		790,000	841,350
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		505,000	505,631
144A, 7.75%, 10/15/2018 (c)		150,000	148,901
11.5%, 5/1/2016		150,000	170,250
Nuveen Investments, Inc., 10.5%, 11/15/2015		615,000	611,156
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		120,000	118,875
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		510,000	493,425
Pinafore LLC, 144A, 9.0%, 10/1/2018		230,000	241,500
Pinnacle Foods Finance LLC:
144A, 8.25%, 9/1/2017		425,000	430,313
9.25%, 4/1/2015		345,000	358,800
144A, 9.25%, 4/1/2015		350,000	364,000
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		550,000	559,625
144A, 8.5%, 5/15/2018		610,000	596,275
Roadhouse Financing, Inc., 144A, 10.75%, 10/15/2017 (c)		230,000	235,750
SLM Corp., 8.0%, 3/25/2020		135,000	133,964
Susser Holdings LLC, 8.5%, 5/15/2016		175,000	182,000
Telemovil Finance Co., Ltd, 144A, 8.0%, 10/1/2017		345,000	354,432
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,220,000	2,562
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		752,300	729,731
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,135,000	1,282,550
Wind Acquisition Finance SA, 144A, 11.75%, 7/15/2017	EUR	215,000	325,340
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	88,938	129,126
WMG Acquisition Corp., 9.5%, 6/15/2016		375,000	401,250

			25,328,921
Health Care 4.8%
Community Health Systems, Inc., 8.875%, 7/15/2015		2,815,000	2,990,937
HCA, Inc.:
9.25%, 11/15/2016		2,040,000	2,208,300
9.625%, 11/15/2016 (PIK)		809,000	877,765
IASIS Healthcare LLC, 8.75%, 6/15/2014		525,000	536,812
LifePoint Hospitals, Inc., 144A, 6.625%, 10/1/2020		180,000	183,600
Mylan, Inc., 144A, 7.875%, 7/15/2020		95,000	101,769
The Cooper Companies, Inc., 7.125%, 2/15/2015		840,000	848,400
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		245,000	249,900
144A, 7.0%, 10/1/2020		385,000	393,663
Vanguard Health Holding Co. II, LLC:
144A, 8.0%, 2/1/2018		305,000	305,000
8.0%, 2/1/2018		285,000	289,275
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		420,000	431,550

			9,416,971
Industrials 9.9%
Acco Brands Corp., 10.625%, 3/15/2015		105,000	117,338
Accuride Corp., 144A, 9.5%, 8/1/2018		405,000	425,250
Actuant Corp., 6.875%, 6/15/2017		300,000	306,000
Aircastle Ltd., 144A, 9.75%, 8/1/2018		155,000	158,294
ARAMARK Corp., 8.5%, 2/1/2015		560,000	582,400
ArvinMeritor, Inc., 8.125%, 9/15/2015		280,000	283,500
BE Aerospace, Inc.:
6.875%, 10/1/2020		210,000	214,200
8.5%, 7/1/2018		300,000	327,000
Belden, Inc., 7.0%, 3/15/2017		420,000	421,050
Cenveo Corp., 8.875%, 2/1/2018		1,055,000	1,043,131
CHC Helicopter SA, 144A, 9.25%, 10/15/2020 (c)		540,000	545,400
Congoleum Corp., 8.625%, 8/19/2019 **		1,200,000	276,000
Corrections Corp. of America, 7.75%, 6/1/2017		35,000	37,625
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		99,000	107,415
DynCorp International, Inc., 144A, 10.375%, 7/1/2017 (c)		490,000	487,550
Esco Corp., 144A, 4.167% ***, 12/15/2013		430,000	393,450
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		195,000	196,463
Garda World Security Corp., 144A, 9.75%, 3/15/2017		375,000	399,375
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		300,000	301,500
Iron Mountain, Inc., 8.375%, 8/15/2021		80,000	86,500
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		435,000	417,600
10.625%, 10/15/2016		365,000	365,456
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		1,045,000	1,081,575
7.625%, 12/1/2013		1,085,000	1,122,975
144A, 8.0%, 2/1/2018		715,000	768,625
Kansas City Southern Railway Co., 8.0%, 6/1/2015		655,000	704,944
Mobile Mini, Inc., 9.75%, 8/1/2014		420,000	438,900
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		680,000	693,600
Ply Gem Industries, Inc., 13.125%, 7/15/2014		515,000	524,656
RailAmerica, Inc., 9.25%, 7/1/2017		304,000	333,260
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		715,000	726,619
11.75%, 8/1/2016		120,000	128,400
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		135,000	144,450
Sitel LLC, 144A, 11.5%, 4/1/2018		565,000	452,000
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		215,000	221,987
SPX Corp., 144A, 6.875%, 9/1/2017		130,000	137,800
Titan International, Inc.:
144A, 7.875%, 10/1/2017 (c)		945,000	954,450
8.0%, 1/15/2012		1,190,000	1,279,250
TransDigm, Inc.,
TransDigm, Inc., 7.75%, 7/15/2014		430,000	434,838
Triumph Group, Inc., 8.0%, 11/15/2017		75,000	76,875
United Rentals North America, Inc.:
9.25%, 12/15/2019		830,000	898,475
10.875%, 6/15/2016		390,000	440,212
USG Corp., 144A, 9.75%, 8/1/2014		220,000	229,350

			19,285,738
Information Technology 5.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		570,000	414,675
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		250,000	253,125
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		350,000	363,562
CDW LLC, 144A, 11.0%, 10/12/2015		440,000	445,500
Fidelity National Information Services, Inc.:
144A, 7.625%, 7/15/2017		95,000	101,413
144A, 7.875%, 7/15/2020		130,000	140,075
First Data Corp.:
144A, 8.875%, 8/15/2020		495,000	513,562
9.875%, 9/24/2015		490,000	400,575
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,520,000	1,580,800
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	158,956
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		145,000	153,700
MasTec, Inc., 7.625%, 2/1/2017		610,000	608,475
NXP BV:
3.276% ***, 10/15/2013		775,000	732,375
7.875%, 10/15/2014		480,000	496,800
144A, 9.75%, 8/1/2018		220,000	234,300
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		125,000	122,188
Seagate Technology International, 144A, 10.0%, 5/1/2014		235,000	277,300
STATS ChipPAC Ltd., 144A, 7.5%, 8/12/2015		285,000	307,088
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		1,790,000	1,883,975
10.625%, 5/15/2015		365,000	406,975
Vangent, Inc., 9.625%, 2/15/2015		350,000	320,687

			9,916,106
Materials 11.4%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		237,000	175,380
Ashland, Inc., 9.125%, 6/1/2017		260,000	297,700
Berry Plastics Corp.:
8.25%, 11/15/2015		660,000	679,800
9.5%, 5/15/2018		390,000	366,600
Boise Paper Holdings LLC, 8.0%, 4/1/2020		170,000	175,950
Celanese US Holdings LLC, 144A, 6.625%, 10/15/2018		200,000	204,500
CF Industries, Inc., 6.875%, 5/1/2018		155,000	166,819
Chemtura Corp., 144A, 7.875%, 9/1/2018		140,000	146,300
Clondalkin Acquisition BV, 144A, 2.292% ***, 12/15/2013		265,000	239,825
CPG International I, Inc., 10.5%, 7/1/2013		880,000	888,800
Crown Americas LLC, 7.625%, 5/15/2017		40,000	43,200
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	125,000	178,927
Domtar Corp., 10.75%, 6/1/2017		380,000	473,100
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,410,000	1,417,050
Exopack Holding Corp., 11.25%, 2/1/2014		1,415,000	1,446,837
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,297,793	1,142,058
10.0%, 3/31/2015		1,277,440	1,124,147
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		420,000	444,675
144A, 8.25%, 5/1/2016		500,000	555,625
Graham Packaging Co., LP, 144A, 8.25%, 10/1/2018		140,000	142,275
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	71,925
9.5%, 6/15/2017		810,000	862,650
Hexcel Corp., 6.75%, 2/1/2015		1,425,000	1,428,562
Huntsman International LLC:
8.625%, 3/15/2020		595,000	615,825
144A, 8.625%, 3/15/2021		140,000	144,900
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		325,000	339,219
144A, 9.25%, 5/15/2015	EUR	120,000	173,405
Koppers, Inc., 7.875%, 12/1/2019		440,000	458,700
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		1,120,000	1,058,400
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		360,000	393,300
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		200,000	178,500
Momentive Performance Materials, Inc.:
9.0%, 12/1/2014	EUR	615,000	825,823
9.75%, 12/1/2014		385,000	394,625
NewMarket Corp., 7.125%, 12/15/2016		1,005,000	994,950
NewPage Corp., 11.375%, 12/31/2014		375,000	339,375
Novelis, Inc., 11.5%, 2/15/2015		360,000	411,300
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	181,228
Radnor Holdings Corp., 11.0%, 3/15/2010 **		265,000	27
Silgan Holdings, Inc., 7.25%, 8/15/2016		415,000	440,419
Solo Cup Co., 10.5%, 11/1/2013		210,000	217,350
Texas Industries, Inc., 144A, 9.25%, 8/15/2020		465,000	482,437
United States Steel Corp., 7.375%, 4/1/2020		480,000	500,400
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		940,000	958,800
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		830,088	435,796

			22,217,484
Telecommunication Services 9.3%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		720,000	727,200
8.75%, 3/15/2018		350,000	341,250
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		240,000	259,200
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,265,000	1,309,275
10.0%, 7/15/2015 (b)		380,000	410,400
Crown Castle International Corp., 9.0%, 1/15/2015		775,000	854,437
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		495,000	543,262
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,090,000	1,144,500
ERC Ireland Preferred Equity Ltd., 144A, 7.899% ***, 2/15/2017 (PIK)	EUR	626,176	127,966
Frontier Communications Corp.:
7.875%, 4/15/2015		65,000	70,200
8.25%, 4/15/2017		395,000	432,031
8.5%, 4/15/2020		525,000	579,469
8.75%, 4/15/2022		70,000	77,000
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		278,182	89,366
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,105,000	1,143,675
Intelsat Corp., 9.25%, 6/15/2016		1,735,000	1,849,944
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		695,000	698,475
11.25%, 6/15/2016		65,000	70,688
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		210,000	227,587
Intelsat Subsidiary Holding Co. SA:
Series B, 144A, 8.875%, 1/15/2015		165,000	169,950
8.875%, 1/15/2015		960,000	993,600
MetroPCS Wireless, Inc.:
7.875%, 9/1/2018		135,000	139,050
9.25%, 11/1/2014		1,755,000	1,838,363
Sprint Nextel Corp., 8.375%, 8/15/2017		590,000	640,150
Telesat Canada, 11.0%, 11/1/2015		1,545,000	1,745,850
West Corp., 144A, 8.625%, 10/1/2018		75,000	75,000
Windstream Corp.:
7.0%, 3/15/2019		430,000	421,400
7.875%, 11/1/2017		845,000	880,912
144A, 8.125%, 9/1/2018		180,000	186,300
8.625%, 8/1/2016		70,000	74,025

			18,120,525
Utilities 2.4%
AES Corp.:
8.0%, 10/15/2017		415,000	448,200
8.0%, 6/1/2020		525,000	569,625
Calpine Corp., 144A, 7.875%, 7/31/2020		560,000	575,400
Edison Mission Energy, 7.0%, 5/15/2017		185,000	133,663
NRG Energy, Inc.:
7.375%, 1/15/2017		990,000	1,014,750
144A, 8.25%, 9/1/2020		490,000	505,312
NV Energy, Inc.:
6.75%, 8/15/2017		455,000	468,332
8.625%, 3/15/2014		200,000	205,750
RRI Energy, Inc., 7.875%, 6/15/2017		150,000	139,875
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		960,000	628,800

			4,689,707

Total Corporate Bonds (Cost $168,246,796)			168,223,386
Loan Participations and Assignments 5.3%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2020 **		700,000	0
Buffets, Inc.:
Letter of Credit, First Lien, 7.525%, 4/22/2015		90,648	73,651
Term Loan B, 12.0%, 4/21/2015		377,759	353,610
Charter Communications Operating LLC, New Term Loan, 7.25%, 3/6/2014		1,250,154	1,293,459
Clarke American Corp., Term Loan B, 2.789%, 6/30/2014		137,509	120,458
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.256%, 3/26/2014		1,016,980	824,435
Letter of Credit, 2.633%, 3/26/2014		60,643	49,167
IASIS Healthcare LLC, Term Loan, 5.725%, 6/13/2014 (PIK)		671,857	641,345
Kabel Deutschland GmbH, Term Loan, 7.983%, 11/19/2014 (PIK)	EUR	1,633,104	2,224,171
Nuveen Investments, Inc., First Lien, Term Loan, 3.289%, 11/13/2014		590,000	531,959
Pinafore LLC, Term Loan B, 6.75%, 9/21/2016		615,000	620,941
Sabre, Inc., Term Loan B, 2.256%, 9/30/2014		408,838	379,283
Sbarro, Inc., Term Loan, 4.775%, 1/31/2014		305,000	276,025
Texas Competitive Electric Holdings Co., LLC:
Term Loan B3, 3.758%, 10/10/2014		1,749,119	1,358,095
Term Loan B2, 4.066%, 10/10/2014		343,871	267,973
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **		1,009,426	661,461
US Foodservice, Inc., Term Loan B, 2.76%, 5/29/2012		467,590	424,791
VML US Finance LLC:
Delayed Draw Term Loan B, 4.78%, 5/25/2012		109,255	108,122
Term Loan B, 4.78%, 5/27/2013		189,149	187,175

Total Loan Participations and Assignments (Cost $11,773,974)			10,396,121
Preferred Security 0.5%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $731,772)		1,135,000	927,863
	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC * (Cost $31,000)	31	31,000

	Shares	Value ($)
Common Stocks 0.2%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	18,256	41,989
Dex One Corp.*	3,884	47,695
SuperMedia, Inc.*	726	7,674
Trump Entertainment Resorts, Inc.*	45	821
Vertis Holdings, Inc.*	9,993	0

		98,179
Industrials 0.0%
Quad Graphics, Inc.*	649	30,321
Materials 0.2%
GEO Specialty Chemicals, Inc.*	24,225	20,591
GEO Specialty Chemicals, Inc. 144A*	2,206	1,875
LyondellBasell Industries NV "B"*	12,929	308,357

		330,823

Total Common Stocks (Cost $2,543,691)		459,323
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,115	34
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	1,100	0

Total Warrants (Cost $244,286)		34
Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 0.29% (d) (e) (Cost $979,635)	979,635	979,635
Cash Equivalents 7.5%
Central Cash Management Fund, 0.21% (d) (Cost $14,608,385)	14,608,385	14,608,385

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $199,159,539) †	100.1	195,625,747
Other Assets and Liabilities, Net	(0.1)	(244,296)

Net Assets	100.0	195,381,451

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2020	700,000	USD	700,000	0
Buffalo Thunder Development Authority	9.375%	12/15/2014	250,000	USD	250,000	65,000
CanWest MediaWorks LP	9.25%	8/1/2015	340,000	USD	340,000	61,200
Congoleum Corp.	8.625%	8/19/2019	1,200,000	USD	1,021,050	276,000
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	490,000	USD	495,962	74
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	278,182	USD	264,717	89,366
Motors Liquidation Co.	8.375%	7/15/2033	460,000	USD	164,450	155,250
Motors Liquidation Co.	6.75%	5/1/2028	275,000	USD	87,313	85,250
Radnor Holdings Corp.	11.0%	3/15/2010	265,000	USD	234,313	27
Tribune Co.	LIBOR plus 3.0%	6/4/2014	1,009,426	USD	905,407	661,461
Tropicana Entertainment LLC	9.625%	12/15/2014	1,220,000	USD	959,601	2,562
Young Broadcasting, Inc.	8.75%	1/15/2014	2,040,000	USD	1,981,498	20
					7,404,311	1,396,210

***
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $199,298,993.  At September 30, 2010, net unrealized depreciation for all securities based on tax cost was $3,673,246.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,939,182 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,612,428.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $937,680 which is 0.5% of net assets.
(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

At September 30, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	1,230,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	65,455	(37,769)	103,224
6/21/2010 9/20/2013	380,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	20,222	4,658	15,564
6/21/2010 9/20/2015	560,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	9,265	(9,983)	19,248
6/21/2010 9/20/2015	175,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	2,895	(16,625)	19,520
6/21/2010 9/20/2015	320,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	5,294	(27,750)	33,044
6/21/2010 9/20/2015	100,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	1,654	(6,896)	8,550
3/22/2010 6/20/2015	13,825,000	4	5.0%	MARKIT CDX.NA.HY.14	(101,804)	(375,266)	273,462
3/22/2010 6/20/2015	685,000	2	5.0%	MARKIT CDX.NA.HY.14	(5,044)	(23,119)	18,075

Total unrealized appreciation	490,687

(f)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup, Inc.
3	Bank of America
4	JPMorgan Chase Securities, Inc.
5	Credit Suisse

As of September 30, 2010, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	210,384	EUR	155,000	10/27/2010	876	JPMorgan Chase Securities, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	5,133,500	USD	6,841,762	10/27/2010	(155,051)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$165,499,933	$2,723,453	$168,223,386
Loan Participations and Assignments	—	10,396,121	0	10,396,121
Preferred Security	—	927,863	—	927,863
Other Investments	—	—	31,000	31,000
Common Stocks	436,036	—	23,287	459,323
Warrants	—	—	34	34
Short-Term Investments	15,588,020	—	—	15,588,020
Derivatives (i)	—	491,563	—	491,563
Total	$16,024,056	$177,315,480	$2,777,774	$196,117,310

Liabilities
Derivatives (i)	$—	$(155,051)	$—	$(155,051)
Total	$—	$(155,051)	$—	$(155,051)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Other Investments	Common Stocks	Convertible Preferred Stocks	Warrants	Total
Balance as of December 31, 2009	$2,525,906		$1,393,416	$—	$22,466	$0	$5,989	$3,947,777
Realized gain (loss)	—		98,158	—	—	(45,457)	—	52,701
Change in unrealized appreciation (depreciation)	226,926		38,370	0	(90)	45,457	(5,955)	304,708
Amortization premium/discount	11,971		11,724	—	—	—	—	23,695
Net purchases (sales)	165,230		(1,541,668)	31,000	911	0	—	(1,344,527)
Transfers into Level 3	7,140	(j)	—	—	—	—	—	7,140
Transfers (out) of Level 3	(213,720	)(k)	—	—	—	—	—	(213,720)
Balance as of September 30, 2010	$2,723,453		$0	$31,000	$23,287	$—	$34	$2,777,774
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2010	$226,925		$0	$0	$(90)	$—	$34	$226,869

Transfers between price levels are recognized at the beginning of the reporting period.
(j)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(k)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$490,687	$—
Foreign Exchange Contracts	$—	$(154,175)

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Large Cap Value VIP

	Shares	Value ($)
Common Stocks 95.5%
Consumer Discretionary 5.9%
Distributors 1.9%
Genuine Parts Co. (a)	84,678	3,775,792
Diversified Consumer Services 1.5%
H&R Block, Inc.	217,813	2,820,678
Hotels Restaurants & Leisure 1.4%
Carnival Corp. (Units) (a)	73,819	2,820,624
Textiles, Apparel & Luxury Goods 1.1%
VF Corp. (a)	26,538	2,150,109
Consumer Staples 11.3%
Beverages 1.1%
PepsiCo, Inc.	32,918	2,187,072
Food & Staples Retailing 3.0%
CVS Caremark Corp.	103,849	3,268,128
Kroger Co.	123,703	2,679,407

		5,947,535
Food Products 3.0%
General Mills, Inc.	50,103	1,830,764
Kellogg Co. (a)	43,279	2,186,022
Mead Johnson Nutrition Co.	32,885	1,871,485

		5,888,271
Tobacco 4.2%
Altria Group, Inc.	172,422	4,141,577
Philip Morris International, Inc.	73,171	4,099,039

		8,240,616
Energy 17.7%
Energy Equipment & Services 6.1%
Ensco PLC (ADR) (a)	64,045	2,864,733
Halliburton Co.	98,523	3,258,156
Noble Corp.	90,557	3,059,921
Transocean Ltd.*	44,883	2,885,528

		12,068,338
Oil, Gas & Consumable Fuels 11.6%
Canadian Natural Resources Ltd.	69,548	2,406,361
Chevron Corp.	49,457	4,008,490
ConocoPhillips	51,156	2,937,889
ExxonMobil Corp.	50,290	3,107,419
Marathon Oil Corp.	119,795	3,965,214
Nexen, Inc.	104,342	2,097,274
Suncor Energy, Inc.	131,220	4,271,211

		22,793,858
Financials 10.1%
Capital Markets 0.8%
Ameriprise Financial, Inc.	34,694	1,642,067
Diversified Financial Services 1.9%
Bank of America Corp.	80,727	1,058,331
JPMorgan Chase & Co.	70,586	2,687,209

		3,745,540
Insurance 7.4%
Assurant, Inc.	74,334	3,025,394
Fidelity National Financial, Inc. "A"	148,069	2,326,164
HCC Insurance Holdings, Inc.	73,331	1,913,206
Lincoln National Corp.	133,833	3,201,285
PartnerRe Ltd. (a)	50,697	4,064,885

		14,530,934
Health Care 10.9%
Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	72,472	3,457,639
Becton, Dickinson & Co.	32,656	2,419,810

		5,877,449
Health Care Providers & Services 2.9%
McKesson Corp.	56,640	3,499,219
WellPoint, Inc.*	38,719	2,193,044

		5,692,263
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.*	40,838	1,955,323
Pharmaceuticals 4.0%
Merck & Co., Inc.	106,108	3,905,836
Teva Pharmaceutical Industries Ltd. (ADR)	77,764	4,102,051

		8,007,887
Industrials 8.3%
Aerospace & Defense 5.1%
Honeywell International, Inc.	57,615	2,531,603
L-3 Communications Holdings, Inc. (a)	34,776	2,513,262
Lockheed Martin Corp.	37,780	2,692,958
United Technologies Corp.	31,674	2,256,139

		9,993,962
Electrical Equipment 1.5%
Emerson Electric Co.	58,204	3,065,023
Machinery 1.7%
Dover Corp.	63,567	3,318,833
Information Technology 6.2%
Communications Equipment 0.8%
Brocade Communications Systems, Inc.*	254,336	1,485,322
Computers & Peripherals 1.7%
Hewlett-Packard Co.	81,776	3,440,316
IT Services 1.1%
Automatic Data Processing, Inc.	49,734	2,090,320
Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	140,412	2,700,123
Software 1.2%
Microsoft Corp.	98,002	2,400,069
Materials 6.3%
Chemicals 3.6%
Air Products & Chemicals, Inc.	45,671	3,782,472
Praxair, Inc.	36,876	3,328,428

		7,110,900
Containers & Packaging 1.7%
Sonoco Products Co. (a)	101,372	3,389,880
Metals & Mining 1.0%
Kinross Gold Corp.	105,381	1,980,109
Telecommunication Services 8.5%
Diversified Telecommunication Services 7.0%
AT&T, Inc.	163,617	4,679,447
BCE, Inc.	45,788	1,488,110
CenturyLink, Inc. (a)	126,161	4,978,313
Verizon Communications, Inc.	82,706	2,695,389

		13,841,259
Wireless Telecommunication Services 1.5%
Vodafone Group PLC (ADR) (a)	113,690	2,820,649
Utilities 10.3%
Electric Utilities 8.3%
Allegheny Energy, Inc.	97,123	2,381,456
American Electric Power Co., Inc. (a)	74,383	2,694,896
Duke Energy Corp. (a)	130,206	2,305,948
Entergy Corp.	34,093	2,609,137
Exelon Corp. (a)	30,886	1,315,126
FirstEnergy Corp. (a)	65,378	2,519,668
Southern Co.	64,406	2,398,480

		16,224,711
Multi-Utilities 2.0%
PG&E Corp.	87,684	3,982,607

Total Common Stocks (Cost $158,006,785)		187,988,439
Securities Lending Collateral 16.5%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $32,512,246)	32,512,246	32,512,246
Cash Equivalents 4.5%
Central Cash Management Fund, 0.21% (b) (Cost $8,811,416)	8,811,416	8,811,416

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $199,330,447) †	116.5	229,312,101
Other Assets and Liabilities, Net	(16.5)	(32,425,415)

Net Assets	100.0	196,886,686

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $201,802,954. At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $27,509,147. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,331,586 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,822,439.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $31,584,135 which is 16.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$187,988,439	$—	$—	$187,988,439
Short-Term Investments(d)	41,323,662	—	—	41,323,662
Total	$229,312,101	$—	$—	$229,312,101

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 18.1%
Auto Components 2.3%
BorgWarner, Inc.* (a)	4,900	257,838
Gentex Corp.	12,700	247,777

		505,615
Diversified Consumer Services 0.4%
Strayer Education, Inc.	500	87,250
Hotels Restaurants & Leisure 2.8%
Darden Restaurants, Inc.	8,500	363,630
Panera Bread Co. "A"*	3,000	265,830

		629,460
Household Durables 1.2%
Jarden Corp.	8,300	258,379
Internet & Catalog Retail 1.3%
Priceline.com, Inc.*	850	296,089
Specialty Retail 7.7%
Advance Auto Parts, Inc.	5,500	322,740
Children's Place Retail Stores, Inc.*	7,300	356,021
Guess?, Inc.	8,900	361,607
Tiffany & Co. (a)	6,600	310,134
Urban Outfitters, Inc.*	11,500	361,560

		1,712,062
Textiles, Apparel & Luxury Goods 2.4%
Deckers Outdoor Corp.*	8,100	404,676
Hanesbrands, Inc.*	4,500	116,370

		521,046
Consumer Staples 4.1%
Food Products 1.1%
Diamond Foods, Inc. (a)	5,800	237,742
Household Products 1.3%
Church & Dwight Co., Inc.	4,600	298,724
Personal Products 1.7%
Herbalife Ltd. (a)	6,300	380,205
Energy 10.7%
Energy Equipment & Services 6.0%
Cameron International Corp.*	4,500	193,320
Complete Production Services, Inc.*	11,300	231,085
Core Laboratories NV (a)	2,200	193,688
Dresser-Rand Group, Inc.*	3,600	132,804
FMC Technologies, Inc.*	5,500	375,595
McDermott International, Inc.*	14,000	206,920

		1,333,412
Oil, Gas & Consumable Fuels 4.7%
Alpha Natural Resources, Inc.*	4,500	185,175
Concho Resources, Inc.* (a)	3,500	231,595
EXCO Resources, Inc.	7,000	104,090
Pioneer Natural Resources Co.	1,600	104,048
Ultra Petroleum Corp.* (a)	4,830	202,763
Whiting Petroleum Corp.*	2,200	210,122

		1,037,793
Financials 6.7%
Capital Markets 3.9%
Affiliated Managers Group, Inc.* (a)	1,800	140,418
Jefferies Group, Inc. (a)	8,900	201,941
Lazard Ltd. "A" (a)	4,100	143,828
Och-Ziff Capital Management Group "A" (Limited Partnership) (a)	16,300	242,870
TD Ameritrade Holding Corp.* (a)	8,800	142,120

		871,177
Commercial Banks 0.6%
Prosperity Bancshares, Inc.	4,400	142,868
Diversified Financial Services 1.4%
Portfolio Recovery Associates, Inc.* (a)	4,800	310,320
Insurance 0.8%
W.R. Berkley Corp.	6,500	175,955
Health Care 15.8%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.*	2,800	180,208
Human Genome Sciences, Inc.*	6,800	202,572
Regeneron Pharmaceuticals, Inc.*	6,300	172,620
Vertex Pharmaceuticals, Inc.*	2,800	96,796

		652,196
Health Care Equipment & Supplies 2.4%
Kinetic Concepts, Inc.*	6,700	245,086
Thoratec Corp.*	7,800	288,444

		533,530
Health Care Providers & Services 4.3%
AmerisourceBergen Corp.	8,900	272,874
Fresenius Medical Care AG & Co. KGaA (ADR)	4,600	284,004
Laboratory Corp. of America Holdings* (a)	3,200	250,976
Owens & Minor, Inc.	5,050	143,723

		951,577
Health Care Technology 2.2%
Cerner Corp.* (a)	2,900	243,571
SXC Health Solutions Corp.*	6,600	240,702

		484,273
Life Sciences Tools & Services 1.9%
Life Technologies Corp.*	5,500	256,795
QIAGEN NV* (a)	9,400	166,756

		423,551
Pharmaceuticals 2.1%
Questcor Pharmaceuticals, Inc.*	23,700	235,104
Valeant Pharmaceuticals International, Inc. (a)	8,700	217,935

		453,039
Industrials 12.6%
Aerospace & Defense 1.3%
BE Aerospace, Inc.*	9,400	284,914
Commercial Services & Supplies 1.1%
Stericycle, Inc.* (a)	3,500	243,180
Construction & Engineering 0.8%
Aecom Technology Corp.*	7,400	179,524
Electrical Equipment 2.7%
AMETEK, Inc.	4,300	205,411
Babcock & Wilcox Co.*	4,950	105,336
General Cable Corp.*	10,200	276,624

		587,371
Machinery 4.2%
Flowserve Corp.	1,700	186,014
Gardner Denver, Inc.	4,200	225,456
Joy Global, Inc.	4,000	281,280
Terex Corp.*	10,700	245,244

		937,994
Professional Services 1.8%
FTI Consulting, Inc.* (a)	7,000	242,830
Robert Half International, Inc.	6,200	161,200

		404,030
Road & Rail 0.7%
Genesee & Wyoming, Inc. "A"*	3,700	160,543
Information Technology 22.1%
Communications Equipment 2.5%
F5 Networks, Inc.*	2,550	264,715
Harris Corp. (a)	2,700	119,583
Juniper Networks, Inc.*	5,800	176,030

		560,328
Computers & Peripherals 1.7%
Lexmark International, Inc. "A"*	2,900	129,398
NetApp, Inc.*	4,900	243,971

		373,369
Electronic Equipment, Instruments & Components 1.0%
Itron, Inc.*	3,850	235,736
Internet Software & Services 1.5%
Equinix, Inc.* (a)	3,200	327,520
IT Services 2.8%
Cognizant Technology Solutions Corp. "A"*	6,000	386,820
Lender Processing Services, Inc.	7,000	232,610

		619,430
Semiconductors & Semiconductor Equipment 6.8%
Analog Devices, Inc. (a)	3,500	109,830
ARM Holdings PLC (ADR) (a)	16,100	302,036
ASML Holding NV (NY Registered Shares) (a)	2,300	68,379
Broadcom Corp. "A"	4,500	159,255
Cavium Networks, Inc.*	6,400	184,064
First Solar, Inc.*	1,300	191,555
Marvell Technology Group Ltd.*	11,000	192,610
Netlogic Microsystems, Inc.*	4,200	115,836
Novellus Systems, Inc.* (a)	7,000	186,060

		1,509,625
Software 5.8%
BMC Software, Inc.*	4,000	161,920
Concur Technologies, Inc.* (a)	5,900	291,696
Red Hat, Inc.*	6,500	266,500
Rovi Corp.* (a)	6,000	302,460
Salesforce.com, Inc.* (a)	2,400	268,320

		1,290,896
Materials 5.7%
Chemicals 0.7%
Scotts Miracle-Gro Co. "A"	2,900	150,017
Construction Materials 0.5%
Martin Marietta Materials, Inc.	1,400	107,758
Containers & Packaging 0.7%
Crown Holdings, Inc.*	5,300	151,898
Metals & Mining 2.7%
Cliffs Natural Resources, Inc.	3,000	191,760
Kinross Gold Corp.	10,400	195,416
Thompson Creek Metals Co., Inc.*	12,400	133,672
United States Steel Corp.	1,800	78,912

		599,760
Paper & Forest Products 1.1%
Schweitzer-Mauduit International, Inc.	4,300	250,733
Telecommunication Services 2.7%
Wireless Telecommunication Services
American Tower Corp. "A"*	7,000	358,820
MetroPCS Communications, Inc.* (a)	23,000	240,580

		599,400

Total Common Stocks (Cost $16,505,007)		21,870,289
Securities Lending Collateral 26.4%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $5,848,040)	5,848,040	5,848,040
Cash Equivalents 1.8%
Central Cash Management Fund, 0.21% (b) (Cost $396,576)	396,576	396,576

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $22,749,623) †	126.7	28,114,905
Other Assets and Liabilities, Net	(26.7)	(5,917,402)

Net Assets	100.0	22,197,503

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $22,864,588. At September 30, 2010, net unrealized appreciation  for all securities based on tax cost was $5,250,317. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,647,400 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $397,083.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $5,699,720 which is 25.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$21,870,289	$—	$—	$21,870,289
Short-Term Investments(d)	6,244,616	—	—	6,244,616
Total	$28,114,905	$—	$—	$28,114,905

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Money Market VIP

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 13.0%
Abbey National Treasury Services PLC, 0.41%, 12/7/2010	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.46%, 10/13/2010	4,500,000	4,500,000
BNP Paribas:
0.41%, 3/17/2011	800,000	800,037
0.55%, 5/13/2011	750,000	750,185
0.63%, 1/27/2011	1,500,000	1,500,000
Fortis Bank SA, 0.3%, 12/1/2010	1,500,000	1,500,000
Intesa Sanpaolo SpA, 0.25%, 10/27/2010	1,000,000	1,000,000
KBC Bank NV, 0.65%, 11/15/2010	1,500,000	1,500,000
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.5%, 2/14/2011	1,500,000	1,511,699
Lloyds TSB Bank PLC, 0.53%, 11/29/2010	1,200,000	1,200,059
Mizuho Corporate Bank Ltd., 0.5%, 10/4/2010	2,000,000	2,000,000
Nordea Bank Finland PLC, 0.48%, 10/22/2010	1,000,000	1,000,003
Rabobank Nederland NV:
0.46%, 11/1/2010	1,000,000	1,000,004
0.51%, 12/23/2010	2,000,000	2,000,023
Skandinaviska Enskilda Banken AB, 0.31%, 11/5/2010	2,750,000	2,750,000
Sumitomo Mitsui Banking Corp., 0.29%, 12/2/2010	5,000,000	5,000,000
UBS AG, 0.56%, 10/1/2010	1,250,000	1,250,000

Total Certificates of Deposit and Bank Notes (Cost $30,262,010)		30,262,010
Commercial Paper 33.8%
Issued at Discount **
Abbey National North America LLC, 0.9%, 1/19/2011	2,000,000	1,994,500
Amstel Funding Corp.:
0.38%, 11/24/2010	1,000,000	999,430
0.4%, 10/8/2010	1,000,000	999,922
Argento Variable Funding:
144A, 0.31%, 11/1/2010	800,000	799,786
144A, 0.39%, 10/26/2010	2,000,000	1,999,458
144A, 0.48%, 12/1/2010	800,000	799,349
ASB Finance Ltd., 0.501%, 2/9/2011	1,200,000	1,197,817
BNZ International Funding Ltd., 144A, 0.52%, 1/21/2011	2,500,000	2,495,956
BPCE SA:
0.47%, 11/8/2010	1,000,000	999,504
0.61%, 11/22/2010	2,000,000	1,998,238
Cancara Asset Securitisation LLC:
144A, 0.3%, 10/20/2010	1,000,000	999,842
144A, 0.5%, 10/18/2010	1,000,000	999,764
Citibank Credit Card Issuance Trust, 144A, 0.26%, 10/19/2010	2,500,000	2,499,675
Coca-Cola Co., 0.45%, 12/17/2010	1,000,000	999,037
DnB NOR Bank ASA, 0.25%, 12/20/2010	2,400,000	2,398,667
General Electric Capital Corp., 0.52%, 10/14/2010	2,000,000	1,999,624
Google, Inc., 0.4%, 9/16/2011	800,000	796,889
Grampian Funding LLC:
144A, 0.43%, 11/1/2010	1,200,000	1,199,556
144A, 0.53%, 10/14/2010	500,000	499,904
Hannover Funding Co., LLC:
0.42%, 11/19/2010	700,000	699,600
0.52%, 10/1/2010	750,000	750,000
KBC Financial Products International Ltd., 144A, 0.58%, 10/26/2010	1,250,000	1,249,496
LMA Americas LLC:
144A, 0.26%, 10/27/2010	1,000,000	999,812
144A, 0.27%, 10/13/2010	1,000,000	999,910
Matchpoint Master Trust, 0.26%, 10/12/2010	1,000,000	999,921
Microsoft Corp., 0.16%, 10/20/2010	2,500,000	2,499,789
Nestle Finance International Ltd., 0.32%, 10/12/2010	1,300,000	1,299,873
Nieuw Amsterdam Receivables Corp., 144A, 0.27%, 10/22/2010	5,000,000	4,999,212
NRW.Bank:
0.42%, 10/6/2010	1,000,000	999,942
0.42%, 3/31/2011	2,400,000	2,394,932
0.43%, 3/31/2011	750,000	748,378
0.5%, 10/15/2010	3,200,000	3,199,378
0.53%, 10/4/2010	1,300,000	1,299,943
Proctor & Gamble Co., 0.27%, 12/1/2010	1,000,000	999,542
Rabobank USA Financial Corp., 0.43%, 12/13/2010	1,500,000	1,498,692
Romulus Funding Corp., 144A, 0.44%, 11/12/2010	850,000	849,564
Santander Central Hispano Finance Delaware, Inc., 0.535%, 11/15/2010	1,000,000	999,331
Scaldis Capital LLC, 0.27%, 10/13/2010	2,400,000	2,399,784
Shell International Finance BV:
0.4%, 5/2/2011	800,000	798,107
0.5%, 2/4/2011	800,000	798,600
Skandinaviska Enskilda Banken AB, 0.39%, 10/5/2010	1,000,000	999,957
Standard Chartered Bank:
0.32%, 12/10/2010	800,000	799,502
0.6%, 10/1/2010	2,500,000	2,500,000
Straight-A Funding LLC:
144A, 0.24%, 11/19/2010	2,000,000	1,999,347
144A, 0.28%, 11/3/2010	1,200,000	1,199,692
Swedish Housing Finance Corp.:
144A, 0.46%, 11/30/2010	1,800,000	1,798,620
144A, 0.46%, 12/1/2010	2,200,000	2,198,285
Tasman Funding, Inc., 144A, 0.32%, 12/9/2010	750,000	749,540
Toyota Credit Canada, Inc., 0.27%, 11/4/2010	2,000,000	1,999,490
Toyota Credit de Puerto Rico, 0.29%, 12/7/2010	750,000	749,595
Victory Receivables Corp., 144A, 0.25%, 10/12/2010	5,500,000	5,499,580

Total Commercial Paper (Cost $78,654,332)		78,654,332
Short Term Notes * 22.5%
ANZ National International Ltd., 144A, 0.624%, 10/19/2010	1,500,000	1,500,000
ASB Finance Ltd., 144A, 0.387%, 12/8/2010	1,300,000	1,300,047
Bank of Nova Scotia:
0.266%, 11/23/2010	2,500,000	2,500,000
0.37%, 9/12/2011	800,000	800,000
Barclays Bank PLC:
0.426%, 10/22/2010	2,200,000	2,200,000
0.657%, 4/21/2011	2,200,000	2,200,000
BNP Paribas, 0.747%, 4/26/2011	1,800,000	1,800,000
Canadian Imperial Bank of Commerce:
0.257%, 10/15/2010	1,300,000	1,300,000
0.46%, 4/26/2011	2,000,000	2,000,000
Commonwealth Bank of Australia, 144A, 0.312%, 1/3/2011	1,380,000	1,380,000
Intesa Sanpaolo SpA, 0.315%, 10/18/2010	1,200,000	1,199,992
JPMorgan Chase Bank NA, 0.256%, 5/31/2011	1,300,000	1,300,000
National Australia Bank Ltd.:
144A, 0.286%, 1/27/2011	1,000,000	1,000,000
0.317%, 6/10/2011	1,500,000	1,500,000
Natixis:
0.457%, 12/14/2010	1,000,000	1,000,000
0.519%, 11/1/2010	1,900,000	1,900,000
0.53%, 11/5/2010	1,250,000	1,250,000
Nordea Bank Finland PLC:
0.821%, 10/20/2011	2,000,000	2,006,165
0.825%, 10/14/2011	2,000,000	2,006,050
Rabobank Nederland NV:
0.246%, 11/22/2010	1,000,000	1,000,000
0.257%, 3/11/2011	1,800,000	1,800,000
144A, 1.781%, 4/7/2011	4,000,000	4,000,000
Royal Bank of Canada:
0.256%, 2/24/2011	675,000	675,000
0.41%, 8/12/2011	1,200,000	1,200,000
0.465%, 11/24/2010	1,300,000	1,300,000
Societe Generale, 0.33%, 11/16/2010	1,200,000	1,200,000
Standard Chartered Bank, 0.44%, 10/28/2010	2,500,000	2,500,000
Toronto-Dominion Bank, 0.257%, 2/4/2011	1,500,000	1,500,000
Westpac Banking Corp.:
0.3%, 1/10/2011	1,300,000	1,300,000
0.307%, 6/1/2011	2,000,000	2,000,000
144A, 0.307%, 12/13/2010	2,000,000	2,000,000
0.507%, 4/14/2011	1,800,000	1,800,000

Total Short Term Notes (Cost $52,417,254)		52,417,254
Government & Agency Obligations 10.4%
Other Government Related (a) 0.3%
European Investment Bank, 2.625%, 5/16/2011	750,000	760,605
US Government Sponsored Agencies 8.0%
Federal Home Loan Bank:
0.27%, 10/29/2010	1,250,000	1,249,967
0.4%, 1/4/2011	700,000	699,972
0.43%, 2/22/2011	800,000	800,004
0.54%, 5/24/2011	1,100,000	1,100,057
Federal Home Loan Mortgage Corp.:
0.187% **, 11/17/2010	1,200,000	1,199,702
0.27% **, 10/26/2010	1,300,000	1,299,747
0.326% **, 12/7/2010	700,000	699,570
0.366% **, 10/25/2010	800,000	799,797
Federal National Mortgage Association:
0.156% *, 7/27/2011	1,200,000	1,199,351
0.215% **, 11/15/2010	1,300,000	1,299,643
0.247% **, 12/13/2010	2,500,000	2,498,733
0.272% **, 11/1/2010	1,000,000	999,759
0.297% **, 1/18/2011	1,500,000	1,498,637
0.35% **, 10/1/2010	1,000,000	1,000,000
0.364% **, 12/1/2010	1,380,000	1,379,135
4.68%, 6/15/2011	750,000	773,279

		18,497,353
US Treasury Obligations 2.1%
US Treasury Notes:
1.125%, 6/30/2011	2,500,000	2,513,036
1.5%, 10/31/2010	1,000,000	1,000,934
4.5%, 11/15/2010	750,000	753,813
4.5%, 2/28/2011	650,000	660,962

		4,928,745

Total Government & Agency Obligations (Cost $24,186,703)		24,186,703
Repurchase Agreements 21.1%
Banc of America Securities LLC, 0.24%, dated 9/30/2010, to be repurchased at $24,096,213 on 10/1/2010 (b)	24,096,052	24,096,052
JPMorgan Securities, Inc., 0.23%, dated 9/30/2010, to be repurchased at $14,865,896 on 10/1/2010 (c)	14,865,801	14,865,801
JPMorgan Securities, Inc., 0.30%, dated 9/30/2010, to be repurchased at $10,000,083 on 10/1/2010 (d)	10,000,000	10,000,000

Total Repurchase Agreements (Cost $48,961,853)		48,961,853

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $234,482,152) †	100.8	234,482,152
Other Assets and Liabilities, Net	(0.8)	(1,816,538)

Net Assets	100.0	232,665,614

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $234,482,152.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,450,000	Federal Home Loan Bank	3.875	6/14/2013	11,437,940
13,065,000	Federal National Mortgage Association	2.6	1/27/2016	13,140,777
Total Collateral Value				24,578,717

(c)	Collateralized by $20,509,887 US Treasury STRIPS, with various maturity dates of 2/15/2021-8/15/2021 with a value of $15,164,125.
(d)	Collateralized by $9,810,000 Federal Home Loan Mortgage Corp., 5.5%, maturing on 5/15/2034 with a value of $10,202,106.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(e)	$—	$185,520,299	$—	$185,520,299
Repurchase Agreements	—	48,961,853	—	48,961,853
Total	$—	$234,482,152	$—	$234,482,152

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Small Cap Growth VIP

	Shares	Value ($)
Common Stocks 98.3%
Consumer Discretionary 16.4%
Auto Components 0.8%
Gentex Corp.	29,600	577,496
Diversified Consumer Services 0.8%
Capella Education Co.* (a)	7,900	613,198
Hotels Restaurants & Leisure 1.8%
Buffalo Wild Wings, Inc.*	20,600	986,534
Red Robin Gourmet Burgers, Inc.* (a)	18,900	370,629

		1,357,163
Media 1.5%
Cinemark Holdings, Inc.	72,700	1,170,470
Specialty Retail 8.9%
Advance Auto Parts, Inc.	19,700	1,155,996
Children's Place Retail Stores, Inc.*	23,300	1,136,341
DSW, Inc. "A"* (a)	41,400	1,188,180
Guess?, Inc.	31,500	1,279,845
hhgregg, Inc.* (a)	44,600	1,104,296
Urban Outfitters, Inc.* (a)	34,000	1,068,960

		6,933,618
Textiles, Apparel & Luxury Goods 2.6%
Carter's, Inc.* (a)	22,600	595,058
Deckers Outdoor Corp.*	10,700	534,572
True Religion Apparel, Inc.* (a)	42,600	909,084

		2,038,714
Consumer Staples 3.8%
Food Products
Darling International, Inc.*	72,900	621,108
Diamond Foods, Inc. (a)	24,355	998,311
Green Mountain Coffee Roasters, Inc.* (a)	43,050	1,342,730

		2,962,149
Energy 7.7%
Energy Equipment & Services 2.1%
Dril-Quip, Inc.*	14,900	925,439
Newpark Resources, Inc.*	44,400	372,960
T-3 Energy Services, Inc.*	13,500	353,025

		1,651,424
Oil, Gas & Consumable Fuels 5.6%
BPZ Resources, Inc.* (a)	108,500	415,555
Carrizo Oil & Gas, Inc.* (a)	18,900	452,466
Clean Energy Fuels Corp.* (a)	27,300	387,933
Cloud Peak Energy, Inc.* (a)	32,900	600,425
Concho Resources, Inc.*	11,900	787,423
EXCO Resources, Inc.	19,000	282,530
Northern Oil & Gas, Inc.*	48,000	813,120
Rosetta Resources, Inc.*	24,500	575,505

		4,314,957
Financials 5.6%
Capital Markets 1.0%
Stifel Financial Corp.* (a)	17,900	828,591
Commercial Banks 0.9%
Prosperity Bancshares, Inc.	21,100	685,117
Consumer Finance 2.2%
Cardtronics, Inc.*	42,700	658,861
Dollar Financial Corp.* (a)	51,300	1,070,631

		1,729,492
Diversified Financial Services 1.5%
Portfolio Recovery Associates, Inc.* (a)	17,620	1,139,133
Health Care 19.3%
Biotechnology 6.4%
Alexion Pharmaceuticals, Inc.*	16,600	1,068,376
Halozyme Therapeutics, Inc.* (a)	106,100	818,031
Human Genome Sciences, Inc.*	20,000	595,800
ImmunoGen, Inc.* (a)	65,600	411,312
Incyte Corp.* (a)	26,000	415,740
InterMune, Inc.*	12,100	164,802
Regeneron Pharmaceuticals, Inc.* (a)	31,600	865,840
United Therapeutics Corp.*	10,600	593,706

		4,933,607
Health Care Equipment & Supplies 3.1%
Accuray, Inc.*	60,600	376,932
Kinetic Concepts, Inc.*	23,700	866,946
Thoratec Corp.* (a)	32,500	1,201,850

		2,445,728
Health Care Providers & Services 1.7%
Gentiva Health Services, Inc.*	31,400	686,090
Owens & Minor, Inc.	23,400	665,964

		1,352,054
Health Care Technology 3.0%
Cerner Corp.* (a)	7,500	629,925
Merge Healthcare, Inc.*	75,707	219,550
SXC Health Solutions Corp.*	39,800	1,451,506

		2,300,981
Pharmaceuticals 5.1%
Flamel Technologies SA (ADR)* (a)	55,700	403,268
Par Pharmaceutical Companies, Inc.*	25,900	753,172
Questcor Pharmaceuticals, Inc.* (a)	149,100	1,479,072
Valeant Pharmaceuticals International, Inc. (a)	40,200	1,007,010
VIVUS, Inc.* (a)	43,400	290,346

		3,932,868
Industrials 14.6%
Aerospace & Defense 1.3%
BE Aerospace, Inc.*	33,200	1,006,292
Commercial Services & Supplies 1.4%
EnerNOC, Inc.* (a)	34,100	1,071,081
Construction & Engineering 0.5%
MYR Group, Inc.*	23,600	386,804
Electrical Equipment 4.0%
A-Power Energy Generation Systems Ltd.* (a)	56,500	468,950
AZZ, Inc.	8,600	368,424
Baldor Electric Co. (a)	31,800	1,284,720
General Cable Corp.* (a)	35,900	973,608

		3,095,702
Machinery 4.3%
Ampco-Pittsburgh Corp.	18,800	466,616
Badger Meter, Inc. (a)	21,800	882,464
RBC Bearings, Inc.*	33,600	1,141,728
Terex Corp.*	39,400	903,048

		3,393,856
Professional Services 2.2%
FTI Consulting, Inc.* (a)	26,000	901,940
TrueBlue, Inc.*	58,100	793,065

		1,695,005
Road & Rail 0.9%
Genesee & Wyoming, Inc. "A"*	15,800	685,562
Information Technology 26.4%
Communications Equipment 2.6%
Polycom, Inc.*	21,500	586,520
Riverbed Technology, Inc.*	18,700	852,346
Sycamore Networks, Inc.	16,900	547,729

		1,986,595
Computers & Peripherals 0.9%
Lexmark International, Inc. "A"* (a)	16,500	736,230
Electronic Equipment, Instruments & Components 1.1%
Itron, Inc.*	13,300	814,359
Internet Software & Services 4.0%
Digital River, Inc.*	41,400	1,409,256
MercadoLibre, Inc.* (a)	18,400	1,328,112
NIC, Inc.	45,100	373,879

		3,111,247
IT Services 5.4%
Forrester Research, Inc.*	40,300	1,333,124
hiSoft Technology International Ltd. (ADR)* (a)	34,100	838,519
iGATE Corp. (a)	79,500	1,442,130
Telvent GIT SA*	26,800	606,216

		4,219,989
Semiconductors & Semiconductor Equipment 3.0%
Atheros Communications*	7,600	200,260
Cavium Networks, Inc.* (a)	28,750	826,850
Netlogic Microsystems, Inc.* (a)	23,500	648,130
Novellus Systems, Inc.* (a)	24,400	648,552

		2,323,792
Software 9.4%
ArcSight, Inc.*	23,200	1,010,592
ChinaCache International Holdings Ltd. (ADR)*	2,714	37,725
CommVault Systems, Inc.*	30,700	799,121
Concur Technologies, Inc.* (a)	25,100	1,240,944
Epicor Software Corp.*	46,300	402,810
NICE Systems Ltd. (ADR)* (a)	14,600	456,834
QLIK Technologies, Inc.*	14,800	326,340
Sourcefire, Inc.*	15,400	444,136
Taleo Corp. "A"*	45,600	1,321,944
VanceInfo Technologies, Inc. (ADR)* (a)	39,200	1,267,728

		7,308,174
Materials 3.6%
Metals & Mining 2.5%
Molycorp, Inc.*	14,300	404,547
Randgold Resources Ltd. (ADR) (a)	3,100	314,526
Thompson Creek Metals Co., Inc.*	73,000	786,940
Walter Energy, Inc.	5,000	406,450

		1,912,463
Paper & Forest Products 1.1%
Schweitzer-Mauduit International, Inc. (a)	14,700	857,157
Telecommunication Services 0.9%
Wireless Telecommunication Services
Syniverse Holdings, Inc.*	31,000	702,770

Total Common Stocks (Cost $54,217,103)		76,273,838
Securities Lending Collateral 29.9%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $23,157,816)	23,157,816	23,157,816
Cash Equivalents 2.0%
Central Cash Management Fund, 0.21% (b) (Cost $1,584,473)	1,584,473	1,584,473

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $78,959,392) †	130.2	101,016,127
Other Assets and Liabilities, Net	(30.2)	(23,430,218)

Net Assets	100.0	77,585,909

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $79,287,864. At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $21,728,263. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,438,051 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,709,788.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $22,450,337 which is 28.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$76,273,838	$—	$—	$76,273,838
Short-Term Investments(d)	24,742,289	—	—	24,742,289
Total	$101,016,127	$—	$—	$101,016,127

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Strategic Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 63.3%
Consumer Discretionary 7.4%
AMC Entertainment, Inc., 8.0%, 3/1/2014		105,000	105,919
American Achievement Corp., 144A, 8.25%, 4/1/2012		30,000	29,888
Ameristar Casinos, Inc., 9.25%, 6/1/2014		115,000	122,762
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		65,000	63,375
8.0%, 3/15/2014		30,000	30,300
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		120,000	123,600
Avis Budget Car Rental LLC, 9.625%, 3/15/2018		45,000	47,588
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		30,000	29,550
Brunswick Corp., 144A, 11.25%, 11/1/2016		45,000	51,862
Cablevision Systems Corp.:
7.75%, 4/15/2018		10,000	10,575
8.0%, 4/15/2020		10,000	10,763
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		50,000	9,000
Carnival Corp., 6.65%, 1/15/2028		285,000	303,453
Carrols Corp., 9.0%, 1/15/2013		30,000	30,225
CCO Holdings LLC:
144A, 7.25%, 10/30/2017		90,000	91,237
144A, 7.875%, 4/30/2018		40,000	41,500
144A, 8.125%, 4/30/2020		25,000	26,500
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		215,000	226,825
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		15,000	15,900
Series B, 9.25%, 12/15/2017		25,000	26,688
Comcast Corp., 5.15%, 3/1/2020		145,000	158,470
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		25,000	25,938
DISH DBS Corp.:
6.625%, 10/1/2014		65,000	67,925
7.125%, 2/1/2016		155,000	162,944
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		65,000	10
Ford Motor Co., 7.45%, 7/16/2031		65,000	67,762
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		25,000	28,313
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		55,000	55,894
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		65,000	61,750
Harrah's Operating Co., Inc.:
10.0%, 12/15/2018		100,000	79,875
11.25%, 6/1/2017		240,000	262,800
144A, 12.75%, 4/15/2018		55,000	51,287
Hertz Corp.:
144A, 7.5%, 10/15/2018		155,000	155,000
8.875%, 1/1/2014		285,000	292,481
Hyundai Motor Manufacturing Czech, 144A, 4.5%, 4/15/2015		145,000	149,751
Lear Corp.:
7.875%, 3/15/2018		40,000	42,400
8.125%, 3/15/2020		40,000	42,750
Limited Brands, Inc., 7.0%, 5/1/2020		20,000	21,600
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		10,000	11,450
Mediacom Broadband LLC, 8.5%, 10/15/2015		75,000	76,687
Mediacom LLC, 9.125%, 8/15/2019		30,000	31,050

MGM Resorts International:
144A, 9.0%, 3/15/2020		65,000	68,412
10.375%, 5/15/2014		45,000	50,062
11.125%, 11/15/2017		50,000	56,937
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		25,000	24,063
NBC Universal, Inc., 144A, 4.375%, 4/1/2021 (b)		290,000	293,533
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		25,000	26,250
Norcraft Holdings LP, 9.75%, 9/1/2012		71,000	66,562
Penn National Gaming, Inc., 8.75%, 8/15/2019		25,000	26,563
Penske Automotive Group, Inc., 7.75%, 12/15/2016		175,000	170,844
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		25,000	26,344
Regal Entertainment Group, 9.125%, 8/15/2018		25,000	26,219
Sabre Holdings Corp., 8.35%, 3/15/2016		160,000	163,200
Sears Holdings Corp., 144A, 6.625%, 10/15/2018 (b)		60,000	60,000
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		70,000	63,685
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		50,000	53,687
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		55,000	58,437
Sonic Automotive, Inc.:
5.0%, 10/1/2029		25,000	26,469
Series B, 9.0%, 3/15/2018		95,000	98,562
Standard Pacific Corp.:
8.375%, 5/15/2018		10,000	10,000
10.75%, 9/15/2016		80,000	87,200
Tenneco, Inc., 144A, 7.75%, 8/15/2018		10,000	10,250
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		35,000	35,613
Travelport LLC:
4.922% ***, 9/1/2014		45,000	41,850
144A, 9.0%, 3/1/2016		65,000	64,675
9.875%, 9/1/2014		45,000	46,294
United Components, Inc., 9.375%, 6/15/2013		10,000	10,175
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		200,000	208,000
UPC Holding BV, 144A, 8.0%, 11/1/2016	EUR	100,000	140,415
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		22,809	7,071
Visant Corp., 144A, 10.0%, 10/1/2017		80,000	83,600
Wyndham Worldwide Corp., 5.75%, 2/1/2018		210,000	210,665
Wynn Las Vegas LLC, 144A, 7.75%, 8/15/2020		50,000	52,750
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		275,000	3

			5,612,037
Consumer Staples 2.1%
Alliance One International, Inc., 10.0%, 7/15/2016		25,000	27,063
Altria Group, Inc., 9.25%, 8/6/2019		145,000	194,367
B&G Foods, Inc., 7.625%, 1/15/2018		25,000	26,031
Central Garden & Pet Co., 8.25%, 3/1/2018		35,000	35,744
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		35,000	36,619
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	78,625
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		40,000	39,650
NBTY, Inc., 144A, 9.0%, 10/1/2018 (b)		25,000	26,250
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		223,000	200,700
Reddy Ice Corp., 11.25%, 3/15/2015		25,000	25,563
Reynolds American, Inc., 6.75%, 6/15/2017		200,000	224,943
Rite Aid Corp.:
7.5%, 3/1/2017		60,000	55,275
144A, 8.0%, 8/15/2020		100,000	101,500
Sara Lee Corp., 4.1%, 9/15/2020		120,000	122,954
Smithfield Foods, Inc.:
7.75%, 7/1/2017		220,000	223,025
144A, 10.0%, 7/15/2014		85,000	97,750
SUPERVALU, Inc., 8.0%, 5/1/2016		35,000	35,262
TreeHouse Foods, Inc., 7.75%, 3/1/2018		25,000	26,875

			1,578,196
Energy 8.1%
Anadarko Petroleum Corp., 6.375%, 9/15/2017		215,000	236,920
Arch Coal, Inc., 7.25%, 10/1/2020		20,000	21,125
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		115,000	127,362
12.125%, 8/1/2017		55,000	63,594
Belden & Blake Corp., 8.75%, 7/15/2012		310,000	303,800
Bill Barrett Corp., 9.875%, 7/15/2016		40,000	43,700
Brigham Exploration Co., 144A, 8.75%, 10/1/2018		20,000	20,600
Bristow Group, Inc., 7.5%, 9/15/2017		70,000	71,750
Chaparral Energy, Inc., 8.5%, 12/1/2015		230,000	223,675
Chesapeake Energy Corp.:
6.625%, 8/15/2020		60,000	62,700
6.875%, 8/15/2018		30,000	31,425
6.875%, 11/15/2020		75,000	79,500
7.25%, 12/15/2018		100,000	107,750
9.5%, 2/15/2015		185,000	214,137
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		105,000	116,287
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		70,000	73,850
Colorado Interstate Gas Co., 6.8%, 11/15/2015		30,000	35,353
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		115,000	124,487
144A, 8.25%, 4/1/2020		60,000	65,550
Continental Resources, Inc.:
144A, 7.125%, 4/1/2021		30,000	31,200
144A, 7.375%, 10/1/2020		35,000	36,925
8.25%, 10/1/2019		20,000	21,900
Crosstex Energy LP, 8.875%, 2/15/2018		55,000	57,613
El Paso Corp.:
7.25%, 6/1/2018		55,000	59,280
9.625%, 5/15/2012		255,000	273,366
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		155,000	167,326
Empresa Nacional del Petroleo, 144A, 5.25%, 8/10/2020		150,000	153,852
Energy Transfer Equity LP, 7.5%, 10/15/2020		35,000	36,838
EXCO Resources, Inc., 7.25%, 1/15/2011		95,000	95,119
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		130,000	132,275
Harvest Operations Corp., 144A, 6.875%, 10/1/2017 (b)		25,000	25,563
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		55,000	57,338
Inergy LP, 144A, 7.0%, 10/1/2018		60,000	61,500
KCS Energy, Inc., 7.125%, 4/1/2012		240,000	240,600
Linn Energy LLC:
144A, 7.75%, 2/1/2021		60,000	60,525
144A, 8.625%, 4/15/2020		55,000	58,300
11.75%, 5/15/2017		75,000	86,062
Mariner Energy, Inc.:
7.5%, 4/15/2013		60,000	62,175
8.0%, 5/15/2017		95,000	104,500
Nevada Power Co., 5.375%, 9/15/2040		140,000	144,408
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	96,075
Nexen, Inc., 6.2%, 7/30/2019		90,000	105,192
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		55,000	58,850
OPTI Canada, Inc.:
7.875%, 12/15/2014		215,000	161,787
8.25%, 12/15/2014		70,000	53,200
Petrohawk Energy Corp.:
144A, 7.25%, 8/15/2018		50,000	51,000
7.875%, 6/1/2015		30,000	31,425
Plains Exploration & Production Co.:
7.0%, 3/15/2017		60,000	61,500
7.625%, 6/1/2018		110,000	115,500
8.625%, 10/15/2019		55,000	60,087
Quicksilver Resources, Inc., 11.75%, 1/1/2016		15,000	17,588
Range Resources Corp., 6.75%, 8/1/2020		20,000	20,800
Regency Energy Partners LP:
8.375%, 12/15/2013		80,000	83,400
144A, 9.375%, 6/1/2016		115,000	126,787
Sabine Pass LNG LP:
7.25%, 11/30/2013		115,000	110,975
7.5%, 11/30/2016		100,000	91,250
SandRidge Energy, Inc., 8.625%, 4/1/2015 (PIK)		25,000	25,000
Southwestern Energy Co., 7.5%, 2/1/2018		85,000	96,050
Stone Energy Corp.:
6.75%, 12/15/2014		95,000	87,400
8.625%, 2/1/2017		80,000	78,600
Transocean, Inc., 6.5%, 11/15/2020		360,000	392,071
Valero Energy Corp., 6.125%, 2/1/2020		160,000	174,385
Whiting Petroleum Corp., 6.5%, 10/1/2018		25,000	25,563

			6,114,715
Financials 17.4%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		125,000	111,406
Ally Financial, Inc.:
6.875%, 9/15/2011		297,000	306,281
7.0%, 2/1/2012		185,000	191,244
7.25%, 3/2/2011		455,000	462,962
144A, 7.5%, 9/15/2020		120,000	127,800
144A, 8.0%, 3/15/2020		90,000	98,325
8.0%, 11/1/2031		75,000	80,438
144A, 8.3%, 2/12/2015		35,000	38,150
American International Group, Inc., Series G, 5.6%, 10/18/2016		290,000	295,800
Antero Resources Finance Corp., 9.375%, 12/1/2017		30,000	31,875
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		75,400	37,700
Barclays Bank PLC, 5.125%, 1/8/2020		145,000	156,767
BBVA Bancomer SA, 144A, 7.25%, 4/22/2020		115,000	123,538
BP Capital Markets PLC, 4.5%, 10/1/2020		120,000	122,714
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		30,000	7,800
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		120,000	128,400
Case New Holland, Inc., 7.75%, 9/1/2013		45,000	48,881
CIT Group, Inc.:
7.0%, 5/1/2013		80,000	80,400
7.0%, 5/1/2015		105,970	105,175
7.0%, 5/1/2017		355,000	347,456
Citigroup Funding, Inc., 5.0%, 4/7/2013		295,000	293,525
Credit Agricole SA, 144A, 3.5%, 4/13/2015		171,000	176,366
Depfa ACS Bank, 144A, 9.118% ***, 10/6/2023		1,000,000	913,600
Discover Bank, 7.0%, 4/15/2020		145,000	157,740
E*TRADE Financial Corp., 7.375%, 9/15/2013		120,000	117,300
Export-Import Bank of Korea, 5.125%, 6/29/2020		113,000	121,676
Express LLC, 8.75%, 3/1/2018		45,000	47,475
FCE Bank PLC, 9.375%, 1/17/2014	EUR	100,000	151,662
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		60,000	62,984
7.375%, 2/1/2011		45,000	45,834
7.5%, 8/1/2012		500,000	530,779
9.875%, 8/10/2011		145,000	153,580
GE Capital European Funding, 4.25%, 3/1/2017	EUR	290,000	416,113
General Electric Capital Corp.:
4.375%, 9/16/2020		185,000	185,685
6.0%, 8/7/2019		225,000	253,167
GenOn Escrow Corp., 144A, 9.5%, 10/15/2018 (b)		25,000	24,063
Hartford Financial Services Group, Inc., 6.625%, 3/30/2040		135,000	135,434
Hellas Telecommunications Finance SCA, 144A, 8.835%, 7/15/2015 (PIK) *	EUR	109,187	89
Hexion US Finance Corp., 8.875%, 2/1/2018		210,000	205,800
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		200,000	224,991
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		165,000	170,362
Hutchison Whampoa Finance 09 Ltd., 4.75%, 11/14/2016	EUR	150,000	217,358
Intergas Finance BV, REG S, 6.875%, 11/4/2011		275,000	287,375
International Finance Corp., 5.75%, 3/16/2015	AUD	285,000	278,218
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		40,000	42,800
144A, 8.75%, 3/15/2017		80,000	85,800
iPayment, Inc., 9.75%, 5/15/2014		45,000	41,063
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		100,000	103,125
Lincoln National Corp., 7.0%, 6/15/2040		290,000	330,389
Lloyds TSB Bank PLC, 144A, 6.5%, 9/14/2020		290,000	292,794
Manulife Financial Corp., 4.9%, 9/17/2020		290,000	289,992
MetLife, Inc., 5.875%, 2/6/2041		100,000	108,771
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		45,000	45,056
144A, 7.75%, 10/15/2018 (b)		25,000	24,817
11.5%, 5/1/2016		20,000	22,700
Nomura Holdings, Inc., 6.7%, 3/4/2020		90,000	102,847
Nuveen Investments, Inc., 10.5%, 11/15/2015		60,000	59,625
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		20,000	19,813
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		200,000	193,500
Pacific Life Global Funding, 144A, 3.23% ***, 2/6/2016		386,000	378,056
Pinafore LLC, 144A, 9.0%, 10/1/2018		40,000	42,000
Pinnacle Foods Finance LLC:
144A, 8.25%, 9/1/2017		70,000	70,875
9.25%, 4/1/2015		35,000	36,400
PNC Bank NA, 6.875%, 4/1/2018		180,000	211,472
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		13,000	13,520
Reynolds Group Issuer, Inc., 144A, 8.5%, 5/15/2018		195,000	190,612
Roadhouse Financing, Inc., 144A, 10.75%, 10/15/2017 (b)		40,000	41,000
Santander US Debt SA Unipersonal, 144A, 3.724%, 1/20/2015		145,000	147,105
SLM Corp., 8.0%, 3/25/2020		25,000	24,808
Societe Generale, 144A, 3.1%, 9/14/2015		130,000	130,847
Sprint Capital Corp.:
7.625%, 1/30/2011		50,000	50,813
8.375%, 3/15/2012		135,000	144,450
Susser Holdings LLC, 8.5%, 5/15/2016		30,000	31,200
Teachers Insurance & Annuity Association of America, 144A, 6.85%, 12/16/2039		185,000	227,657
Telemovil Finance Co., Ltd, 144A, 8.0%, 10/1/2017		100,000	102,734
The Goldman Sachs Group, Inc., 3.7%, 8/1/2015		110,000	112,542
Toyota Motor Credit Corp., 5.25%, 2/3/2012	EUR	270,000	384,997
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		50,000	56,500
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		150,000	315
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		81,638	79,189
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		300,000	339,000
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		375,000	395,625
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	4,287	6,224
WMG Acquisition Corp., 9.5%, 6/15/2016		45,000	48,150

			13,103,471
Health Care 3.9%
Community Health Systems, Inc., 8.875%, 7/15/2015		575,000	610,937
Genzyme Corp., 144A, 5.0%, 6/15/2020		155,000	172,350
HCA, Inc.:
7.875%, 2/15/2020		365,000	399,219
8.5%, 4/15/2019		45,000	50,175
9.125%, 11/15/2014		155,000	163,331
9.25%, 11/15/2016		310,000	335,575
9.625%, 11/15/2016 (PIK)		152,000	164,920
IASIS Healthcare LLC, 8.75%, 6/15/2014		95,000	97,137
Life Technologies Corp., 6.0%, 3/1/2020		215,000	243,555
LifePoint Hospitals, Inc., 144A, 6.625%, 10/1/2020		30,000	30,600
Mylan, Inc., 144A, 7.875%, 7/15/2020		15,000	16,069
The Cooper Companies, Inc., 7.125%, 2/15/2015		95,000	95,950
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		40,000	40,800
144A, 7.0%, 10/1/2020		65,000	66,463
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		55,000	55,825
144A, 8.0%, 2/1/2018		45,000	45,000
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		75,000	77,063
Watson Pharmaceuticals, Inc., 6.125%, 8/15/2019		220,000	255,113

			2,920,082
Industrials 5.1%
Acco Brands Corp., 10.625%, 3/15/2015		20,000	22,350
Accuride Corp., 144A, 9.5%, 8/1/2018		75,000	78,750
Actuant Corp., 6.875%, 6/15/2017		40,000	40,800
Aircastle Ltd., 144A, 9.75%, 8/1/2018		25,000	25,531
ARAMARK Corp., 8.5%, 2/1/2015		20,000	20,800
ArvinMeritor, Inc.:
8.125%, 9/15/2015		55,000	55,687
10.625%, 3/15/2018		60,000	66,450
BE Aerospace, Inc.:
6.875%, 10/1/2020		35,000	35,700
8.5%, 7/1/2018		105,000	114,450
Belden, Inc.:
7.0%, 3/15/2017		45,000	45,112
9.25%, 6/15/2019		40,000	43,200
Bombardier, Inc., 144A, 7.75%, 3/15/2020		55,000	59,400
Cenveo Corp.:
8.875%, 2/1/2018		100,000	98,875
144A, 10.5%, 8/15/2016		55,000	56,237
CHC Helicopter SA, 144A, 9.25%, 10/15/2020 (b)		100,000	101,000
Clean Harbors, Inc., 7.625%, 8/15/2016		32,000	33,280
Congoleum Corp., 8.625%, 8/19/2019 **		125,000	28,750
Corrections Corp. of America, 7.75%, 6/1/2017		30,000	32,250
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		85,000	84,575
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		145,000	146,087
Garda World Security Corp., 144A, 9.75%, 3/15/2017		60,000	63,900
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		50,000	50,250
Hutchison Whampoa International 09/19 Ltd., 144A, 5.75%, 9/11/2019		225,000	249,916
Iron Mountain, Inc., 8.375%, 8/15/2021		15,000	16,219
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		55,000	52,800
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		115,000	119,025
7.625%, 12/1/2013		155,000	160,425
144A, 8.0%, 2/1/2018		105,000	112,875
Kansas City Southern Railway Co., 8.0%, 6/1/2015		100,000	107,625
Masco Corp., 7.125%, 3/15/2020		145,000	148,541
Mobile Mini, Inc., 9.75%, 8/1/2014		65,000	67,925
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		75,000	76,500
Oshkosh Corp.:
8.25%, 3/1/2017		10,000	10,750
8.5%, 3/1/2020		25,000	27,063
Owens Corning, Inc., 9.0%, 6/15/2019		217,000	256,690
Ply Gem Industries, Inc., 13.125%, 7/15/2014		95,000	96,781
RailAmerica, Inc., 9.25%, 7/1/2017		36,000	39,465
RBS Global & Rexnord Corp., 8.5%, 5/1/2018		120,000	121,950
Republic Services, Inc., 5.0%, 3/1/2020		145,000	157,846
Sitel LLC, 144A, 11.5%, 4/1/2018		95,000	76,000
SPX Corp., 144A, 6.875%, 9/1/2017		20,000	21,200
Textron, Inc., 7.25%, 10/1/2019		145,000	171,736
Titan International, Inc.:
144A, 7.875%, 10/1/2017 (b)		160,000	161,600
8.0%, 1/15/2012		195,000	209,625
TransDigm, Inc., 7.75%, 7/15/2014		30,000	30,338
USG Corp., 144A, 9.75%, 8/1/2014		45,000	46,912

			3,843,241
Information Technology 2.5%
Agilent Technologies, Inc., 5.0%, 7/15/2020		70,000	74,276
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		70,000	50,925
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		45,000	45,563
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		60,000	62,325
Equinix, Inc., 8.125%, 3/1/2018		120,000	128,100
Fidelity National Information Services, Inc.:
144A, 7.625%, 7/15/2017		20,000	21,350
144A, 7.875%, 7/15/2020		25,000	26,938
First Data Corp.:
144A, 8.875%, 8/15/2020		85,000	88,187
9.875%, 9/24/2015		45,000	36,788
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		265,000	275,600
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	32,888
L-3 Communications Corp.:
5.875%, 1/15/2015		105,000	107,362
Series B, 6.375%, 10/15/2015		80,000	82,500
MasTec, Inc., 7.625%, 2/1/2017		65,000	64,837
NXP BV:
3.276% ***, 10/15/2013		150,000	141,750
7.875%, 10/15/2014		75,000	77,625
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		20,000	19,550
Seagate Technology International, 144A, 10.0%, 5/1/2014		25,000	29,500
SunGard Data Systems, Inc., 10.25%, 8/15/2015		225,000	236,812
Unisys Corp., 144A, 12.75%, 10/15/2014		80,000	95,200
Vangent, Inc., 9.625%, 2/15/2015		35,000	32,069
Western Union Co., 6.2%, 6/21/2040		145,000	157,732

			1,887,877
Materials 6.2%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		25,000	18,500
ArcelorMittal, 6.125%, 6/1/2018		250,000	270,379
Ashland, Inc., 9.125%, 6/1/2017		55,000	62,975
Ball Corp.:
7.125%, 9/1/2016		30,000	32,400
7.375%, 9/1/2019		25,000	27,188
Berry Plastics Corp., 9.5%, 5/15/2018		65,000	61,100
Boise Paper Holdings LLC, 8.0%, 4/1/2020		30,000	31,050
Celanese US Holdings LLC, 144A, 6.625%, 10/15/2018		35,000	35,788
CF Industries, Inc., 6.875%, 5/1/2018		25,000	26,906
Chemtura Corp., 144A, 7.875%, 9/1/2018		25,000	26,125
Clondalkin Acquisition BV, 144A, 2.292% ***, 12/15/2013		75,000	67,875
CPG International I, Inc., 10.5%, 7/1/2013		130,000	131,300
Crown Americas LLC, 7.625%, 5/15/2017		30,000	32,400
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	50,000	71,571
Dow Chemical Co.:
8.55%, 5/15/2019		145,000	183,090
9.4%, 5/15/2039		145,000	205,245
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		240,000	241,200
Exopack Holding Corp., 11.25%, 2/1/2014		160,000	163,600
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		120,175	105,754
10.0%, 3/31/2015		119,040	104,755
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		45,000	46,800
144A, 7.125%, 1/15/2017		35,000	37,056
144A, 8.25%, 5/1/2016		65,000	72,231
Graham Packaging Co. LP, 144A, 8.25%, 10/1/2018		25,000	25,406
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		10,000	10,275
9.5%, 6/15/2017		130,000	138,450
Greif, Inc., 7.75%, 8/1/2019		195,000	210,844
Hexcel Corp., 6.75%, 2/1/2015		280,000	280,700
Huntsman International LLC:
8.625%, 3/15/2020		105,000	108,675
144A, 8.625%, 3/15/2021		25,000	25,875
International Paper Co., 7.95%, 6/15/2018		145,000	175,849
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		100,000	109,250
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		35,000	31,238
Momentive Performance Materials, Inc.:
9.0%, 12/1/2014	EUR	115,000	154,422
9.75%, 12/1/2014		65,000	66,625
NewMarket Corp., 7.125%, 12/15/2016		110,000	108,900
Novelis, Inc., 11.5%, 2/15/2015		35,000	39,988
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		110,000	118,387
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		15,000	16,650
Radnor Holdings Corp., 11.0%, 3/15/2010 **		25,000	3
Silgan Holdings, Inc., 7.25%, 8/15/2016		50,000	53,062
Solo Cup Co., 10.5%, 11/1/2013		170,000	175,950
Teck Resources Ltd.:
4.5%, 1/15/2021		310,000	321,167
10.75%, 5/15/2019		67,000	84,373
Texas Industries, Inc., 144A, 9.25%, 8/15/2020		75,000	77,812
United States Steel Corp., 7.375%, 4/1/2020		80,000	83,400
Viskase Companies, Inc.,
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	147,900
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		91,631	48,106

			4,668,595
Telecommunication Services 6.8%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		350,000	386,750
Cincinnati Bell, Inc., 8.75%, 3/15/2018		170,000	165,750
Cricket Communications, Inc.:
9.375%, 11/1/2014		205,000	212,175
10.0%, 7/15/2015		100,000	108,000
Crown Castle International Corp., 9.0%, 1/15/2015		195,000	214,987
Crown Castle Towers LLC, 144A, 4.883%, 8/15/2020		150,000	154,969
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	109,750
Digicel Ltd., 144A, 8.25%, 9/1/2017		200,000	210,000
ERC Ireland Preferred Equity Ltd., 144A, 7.899% ***, 2/15/2017 (PIK)	EUR	77,989	15,938
Frontier Communications Corp.:
6.25%, 1/15/2013		36,000	37,710
7.875%, 4/15/2015		10,000	10,800
8.25%, 4/15/2017		70,000	76,563
8.5%, 4/15/2020		90,000	99,338
8.75%, 4/15/2022		10,000	11,000
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		29,280	9,406
Hughes Network Systems LLC, 9.5%, 4/15/2014		150,000	155,250
Intelsat Corp., 9.25%, 6/15/2016		380,000	405,175
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		120,000	120,600
11.25%, 6/15/2016		60,000	65,250
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		35,000	37,931
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		195,000	201,825
iPCS, Inc., 2.591% ***, 5/1/2013		35,000	33,250
MetroPCS Wireless, Inc.:
7.875%, 9/1/2018		25,000	25,750
9.25%, 11/1/2014		335,000	350,913
Millicom International Cellular SA, 10.0%, 12/1/2013		265,000	272,619
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		60,000	60,375
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		55,000	57,750
8.0%, 10/1/2015		60,000	64,950
Qwest Corp., 7.5%, 10/1/2014		285,000	322,050
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		35,000	37,625
8.25%, 8/15/2019		25,000	27,500
Sprint Nextel Corp., 8.375%, 8/15/2017		115,000	124,775
Telefonica Emisiones SAU, 6.421%, 6/20/2016		145,000	169,950
Telesat Canada, 11.0%, 11/1/2015		180,000	203,400
Verizon Communications, Inc., 8.95%, 3/1/2039		110,000	161,290
West Corp.:
144A, 8.625%, 10/1/2018		15,000	15,000
9.5%, 10/15/2014		65,000	68,006
Windstream Corp.:
7.0%, 3/15/2019		60,000	58,800
7.875%, 11/1/2017		135,000	140,737
144A, 8.125%, 9/1/2018		70,000	72,450
8.625%, 8/1/2016		10,000	10,575

			5,086,932
Utilities 3.8%
AES Corp.:
8.0%, 10/15/2017		10,000	10,800
8.0%, 6/1/2020		175,000	189,875
144A, 8.75%, 5/15/2013		257,000	260,855
AmerenEnergy Generating Co., 6.3%, 4/1/2020 (c)		145,000	143,301
Calpine Corp., 144A, 7.875%, 7/31/2020		95,000	97,612
Mirant Americas Generation LLC, 8.3%, 5/1/2011		230,000	236,037
Mirant North America LLC, 7.375%, 12/31/2013		60,000	61,800
NRG Energy, Inc.:
7.25%, 2/1/2014		390,000	400,237
7.375%, 2/1/2016		660,000	678,975
7.375%, 1/15/2017		90,000	92,250
144A, 8.25%, 9/1/2020		85,000	87,656
NV Energy, Inc.:
6.75%, 8/15/2017		80,000	82,344
8.625%, 3/15/2014		25,000	25,719
Oncor Electric Delivery Co., 144A, 5.25%, 9/30/2040		130,000	132,414
RRI Energy, Inc., 7.875%, 6/15/2017		25,000	23,313
Suburban Propane Partners LP, 7.375%, 3/15/2020		15,000	15,938
Toledo Edison Co., 7.25%, 5/1/2020		230,000	289,645

			2,828,771

Total Corporate Bonds (Cost $45,917,576)			47,643,917
Mortgage-Backed Securities Pass-Throughs 2.1%
Government National Mortgage Association, 4.5%, 5/1/2039 (b) (Cost $1,574,063)		1,500,000	1,575,117
Commercial Mortgage-Backed Securities 2.6%
Credit Suisse Mortgage Capital Certificates Trust, "A2", Series 2007-C1, 5.268%, 2/15/2040		814,000	840,297
JPMorgan Chase Commercial Mortgage Securities Corp.:
"F", Series 2004-LN2, 144A, 5.634% ***, 7/15/2041		500,000	324,381
"A4", Series 2006-LDP7, 5.872% ***, 4/15/2045		140,000	155,203
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		440,000	470,800
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.437% ***, 12/15/2044		140,000	153,012

Total Commercial Mortgage-Backed Securities (Cost $1,927,982)			1,943,693
Collateralized Mortgage Obligations 2.2%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 3.516% ***, 2/25/2034		202,736	183,418
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.538% ***, 12/25/2035		279,122	266,550
Citicorp Mortgage Securities, Inc., "1A7", Series 2006-4, 6.0%, 8/25/2036		100,970	98,640
Federal National Mortgage Association, "BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		461,522	65,605
Government National Mortgage Association, "XA", Series 2009-118, 5.0%, 12/20/2039		358,785	364,326
Merrill Lynch Mortgage Investors Trust:
"2A", Series 2003-A6, 3.323% ***, 10/25/2033		139,021	137,229
"2A1A", Series 2005-A9, 4.341% ***, 12/25/2035		155,817	155,666
Vericrest Opportunity Loan Transferee, "M", Series 2010-NPL1, 144A, 6.0%, 5/25/2039		150,000	146,709
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.803% ***, 10/25/2035		133,819	127,055
Wells Fargo Mortgage Backed Securities Trust, "A3", Series 2005-4, 5.0%, 4/25/2035		131,735	131,157

Total Collateralized Mortgage Obligations (Cost $1,571,849)			1,676,355
Government & Agency Obligations 21.5%
Other Government Related (d) 5.3%
Citibank NA, FDIC Guaranteed, 0.448% ***, 5/7/2012		650,000	650,822
International Bank for Reconstruction & Development, 5.25% ***, 4/9/2025		290,000	289,710
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.539% ***, 12/26/2012		232,000	233,488
Kreditanstalt fuer Wiederaufbau, 1.35%, 1/20/2014	JPY	185,000,000	2,290,062
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		460,000	504,129

			3,968,211
Sovereign Bonds 9.2%
Federative Republic of Brazil:
8.875%, 10/14/2019		295,000	415,212
12.5%, 1/5/2016	BRL	250,000	165,874
Government of Canada, 4.5%, 6/1/2015	CAD	350,000	379,316
Republic of Argentina, 5.83%, 12/31/2033	ARS	448	145
Republic of El Salvador, 144A, 7.65%, 6/15/2035		156,000	169,650
Republic of Greece, 3.6%, 7/20/2016	EUR	850,000	817,380
Republic of Indonesia, 144A, 6.875%, 3/9/2017		440,000	530,200
Republic of Lithuania:
144A, 5.125%, 9/14/2017		205,000	203,206
144A, 7.375%, 2/11/2020		195,000	217,846
Republic of Panama, 9.375%, 1/16/2023		500,000	695,000
Republic of Peru, 7.35%, 7/21/2025		285,000	369,787
Republic of Poland, 6.375%, 7/15/2019		345,000	406,469
Republic of South Africa, 6.875%, 5/27/2019		220,000	268,950
Republic of Uruguay:
7.625%, 3/21/2036		60,000	77,400
9.25%, 5/17/2017		105,000	138,600
Republic of Venezuela, 9.25%, 9/15/2027		150,000	109,875
Russian Federation, REG S, 7.5%, 3/31/2030		478,731	571,701
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		100,000	111,000
United Kingdom Treasury Bond, 3.75%, 9/7/2019	GBP	750,000	1,257,466

			6,905,077
US Government Sponsored Agency 0.1%
Federal Home Loan Mortgage Corp., 1.125%, 12/15/2011		100,000	100,893
US Treasury Obligations 6.9%
US Treasury Bill, 0.185% ****, 3/17/2011 (e)		99,000	98,917
US Treasury Bond, 4.375%, 5/15/2040		1,051,000	1,180,410
US Treasury Notes:
0.875%, 2/29/2012		1,500,000	1,511,430
2.5%, 3/31/2015		180,000	190,870
2.625%, 8/15/2020 (c)		2,207,000	2,227,691

			5,209,318

Total Government & Agency Obligations (Cost $14,880,499)			16,183,499
Loan Participations and Assignments 3.7%
Senior Loans*** 3.2%
Big West Oil LLC, Term Loan, 12.0%, 7/23/2015		31,597	32,229
Buffets, Inc.:
Letter of Credit, First Lien, 7.525%, 4/22/2015		11,511	9,353
Term Loan B, 12.0%, 4/21/2015		69,587	65,139
Charter Communications Operating LLC:
Replacement Term Loan, 2.26%, 3/6/2014		21,625	21,125
Term Loan, 3.54%, 9/6/2016		208,674	203,822
New Term Loan, 7.25%, 3/6/2014		112,413	116,306
Clarke American Corp., Term Loan B, 2.789%, 6/30/2014		22,133	19,389
Ford Motor Co., Term Loan B1, 3.05%, 12/16/2013		221,217	217,012
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.256%, 3/26/2014		166,068	134,626
Letter of Credit, 2.633%, 3/26/2014		9,903	8,029
Hexion Specialty Chemicals, Inc.:
Term Loan C2, 2.563%, 5/6/2013		58,987	56,668
Term Loan C1, 2.813%, 5/6/2013		114,960	110,441
IASIS Healthcare LLC, Term Loan, 5.725%, 6/13/2014 (PIK)		107,855	102,957
Kabel Deutschland GmbH, Term Loan, 7.983%, 11/19/2014 (PIK)	EUR	91,111	124,087
Nuveen Investments, Inc., First Lien, Term Loan, 3.289%, 11/13/2014		115,000	103,687
OSI Restaurant Partners LLC:
Term Loan, 2.625%, 6/14/2013		11,007	10,131
Term Loan B, 2.625%, 6/14/2014		121,098	111,456
Pinafore LLC, Term Loan B, 6.75%, 9/21/2016		380,000	383,671
Sabre, Inc., Term Loan B, 2.256%, 9/30/2014		48,148	44,667
Sbarro, Inc., Term Loan, 4.775%, 1/31/2014		40,000	36,200
Texas Competitive Electric Holdings Co., LLC:
Term Loan B3, 3.758%, 10/10/2014		317,341	246,398
Term Loan B2, 4.066%, 10/10/2014		59,271	46,189
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **		88,875	58,238
US Foodservice, Inc., Term Loan B, 2.76%, 5/29/2012		84,564	76,824
VML US Finance LLC:
Delayed Draw Term Loan B, 4.78%, 5/25/2012		18,209	18,020
Term Loan B, 4.78%, 5/27/2013		31,525	31,196

			2,387,860
Sovereign Loans 0.5%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		205,000	208,342
VTB Bank, 144A, 6.875%, 5/29/2018		145,000	152,801

			361,143

Total Loan Participations and Assignments (Cost $2,784,203)			2,749,003
Preferred Securities 0.8%
Financials 0.7%
Capital One Capital VI, 8.875%, 5/15/2040		330,000	346,500
USB Capital XIII Trust, 6.625%, 12/15/2039		145,000	148,299

			494,799
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		95,000	77,662

Total Preferred Securities (Cost $526,794)			572,461
	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	2,318	5,331
Dex One Corp.*	540	6,631
SuperMedia, Inc.*	99	1,047
Trump Entertainment Resorts, Inc.*	6	109
Vertis Holdings, Inc.*	940	0

		13,118
Industrials 0.0%
Quad Graphics, Inc.*	69	3,224
Materials 0.0%
GEO Specialty Chemicals, Inc.*	2,058	1,749

Total Common Stocks (Cost $279,467)		18,091
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	159	5
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	85	0

Total Warrants (Cost $17,432)		5

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $4,000)	4	4,000

	Contracts	Value ($)
Call Options Purchased 0.0%
Floating Rate— LIBOR, Effective Date 5/16/2011, Expiration Date 5/16/2012, Cap Rate 3.0% (Cost $54,460)	14,000,000	225

	Shares	Value ($)
Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 0.29% (f) (g) (Cost $1,690,935)	1,690,935	1,690,935
Cash Equivalents 6.0%
Central Cash Management Fund, 0.21% (f) (Cost $4,512,584)	4,512,584	4,512,584

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $75,741,844) †	104.4	78,569,885
Other Assets and Liabilities, Net	(4.4)	(3,328,637)

Net Assets	100.0	75,241,248

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	30,000	USD	30,000	7,800
CanWest MediaWorks LP	9.25%	8/1/2015	50,000	USD	50,000	9,000
Congoleum Corp.	8.625%	8/19/2019	125,000	USD	105,994	28,750
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	65,000	USD	65,225	10
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	29,280	USD	28,863	9,406
Radnor Holdings Corp.	11.0%	3/15/2010	25,000	USD	15,888	3
Tribune Co.	LIBOR plus 3.0%	6/4/2014	88,875	USD	88,819	58,238
Tropicana Entertainment LLC	9.625%	12/15/2014	150,000	USD	122,979	315
Young Broadcasting, Inc.	8.75%	1/15/2014	275,000	USD	224,631	3
					732,399	113,525

***
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $75,981,625.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $2,588,260.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,385,561 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,797,301.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $1,647,481 which is 2.2% of net assets.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	JPY	12/9/2010	1	1,718,016	28,151
10 Year US Treasury Note	USD	12/21/2010	28	3,529,313	6,125
2 Year US Treasury Note	USD	12/31/2010	11	2,414,328	4,984
AEX Index	EUR	10/15/2010	2	182,267	(1,499)
CAC 40 Index	EUR	10/15/2010	13	657,496	(7,307)
DAX Index	EUR	12/17/2010	1	212,701	(1,108)
Federal Republic of Germany Euro-Bund	EUR	12/8/2010	2	358,344	(2,863)
Federal Republic of Germany Euro-Schatz	EUR	12/8/2010	117	17,399,089	(52,984)
FTSE 100 Index	GBP	12/17/2010	1	86,863	(196)
NASDAQ 1000 E-Mini Index	USD	12/17/2010	3	119,730	4,725
TOPIX Index	JPY	12/10/2010	1	99,006	155
United Kingdom Long Gilt Bond	GBP	12/29/2010	4	781,177	(2,702)
Total net unrealized depreciation					(24,519)

At September 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	12/15/2010	7	729,874	(4,954)
10 Year Canadian Government Bond	CAD	12/20/2010	18	2,212,693	(14,171)
ASX SPI 200 Index	AUD	12/16/2010	3	333,460	4,422
DJ Euro Stoxx 50 Index	EUR	12/17/2010	15	559,887	11,656
Federal Republic of Germany Euro-Bund	EUR	12/8/2010	38	6,808,536	(54,912)
FTSE MIB Index	EUR	12/17/2010	1	139,058	1,629
Russell 2000 E-Mini Index	USD	12/17/2010	3	202,350	(7,905)
S&P 500 E-Mini Index	USD	12/17/2010	5	284,175	(5,125)
United Kingdom Long Gilt Bond	GBP	12/29/2010	12	2,343,531	2,132
Total net unrealized depreciation					(67,228)

At September 30, 2010, open written interest rate option contracts were as follows:

Effective/ Expiration Date	Cash Flows Paid	Contract Amount	Strike Rate (%)	Value ($)	Premiums Received ($)	Unrealized (Depreciation) ($)
Call Option 5/16/2011 5/16/2012	30-year USD Swap Rate - 10-year USD Swap Rate	29,000,000	0.6	(52,536)	30,740	(21,796)

At September 30, 2010, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

3/22/2010 6/20/2015	2,000,0001	1.0%	Markit CDX.NA.IG	479	7,140	(6,661)
3/22/2010 6/20/2015	2,000,0002	1.0%	Markit CDX.NA.IG	479	11,070	(10,591)
Total unrealized depreciation					(17,252)

At September 30, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 12/20/2014	290,0003	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA	(5,270)	(7,340)	2,070
6/21/2010 9/20/2013	70,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	3,725	858	2,867
6/21/2010 9/20/2015	90,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	1,490	(1,604)	3,094
3/22/2010 6/20/2015	290,0002	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BB	(4,946)	(1,645)	(3,301)
Total net unrealized appreciation					4,730

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(i)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

At September 30, 2010, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

10/27/2010 10/27/2020	1,500,0002	Fixed — 4.12%	Floating — LIBOR	(206,765)	525	(207,290)
11/24/2010 11/24/2020	1,300,0005	Fixed — 3.96%	Floating — LIBOR	(156,631)	591	(157,222)
4/20/2009 4/20/2024	500,0002	Floating — LIBOR	Floating — 8.03%††	15,157	—	15,157
11/15/2009 11/15/2024	300,0005	Floating — LIBOR	Fixed — 8.7%††	4,275	—	4,275
Total net unrealized depreciation					(345,080)

††	These interest rate swaps are shown at their current rate as of September 30, 2010.
At September 30, 2010, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)

5/28/2010 6/1/2012	2,800,000	1	0.45%	Global Interest Rate Strategy Index	644	1,867	(1,223)

Counterparties:
1	Citigroup, Inc.
2	Morgan Stanley
3	JPMorgan Chase Securities, Inc.
4	Bank of America
5	Barclays Bank PLC
LIBOR: London InterBank Offered Rate
As of September 30, 2010, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	112,426	NZD	154,000	10/21/2010	368	HSBC Bank USA
USD	1,378,598	SEK	9,876,000	10/21/2010	85,787	HSBC Bank USA
USD	1,081,029	CAD	1,114,000	10/21/2010	1,173	Morgan Stanley
USD	759,713	AUD	818,000	10/21/2010	28,855	UBS AG
USD	340,327	NOK	2,086,000	10/21/2010	13,962	UBS AG
Total unrealized appreciation					130,145

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

JPY	6,654,000	USD	79,238	10/21/2010	(485)	HSBC Bank USA
CHF	891,000	USD	879,800	10/21/2010	(27,112)	HSBC Bank USA
GBP	961,000	USD	1,482,410	10/21/2010	(26,989)	Morgan Stanley
EUR	1,049,000	USD	1,346,449	10/21/2010	(83,373)	UBS AG
EUR	486,100	USD	647,480	10/27/2010	(15,060)	Citigroup, Inc.
USD	970,457	CAD	1,000,000	11/15/2010	(50)	Credit Suisse
EUR	2,985,000	USD	3,872,157	11/17/2010	(186,137)	Morgan Stanley
JPY	195,000,000	USD	2,276,237	12/21/2010	(59,969)	Morgan Stanley
GBP	925,000	USD	1,444,950	12/21/2010	(9,183)	UBS AG
Total unrealized depreciation					(408,358)

Currency Abbreviations

ARS	Argentine Peso	GBP	British Pound
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$46,197,530	$1,446,387	$47,643,917
Mortgage-Backed Securities Pass-Throughs	—	1,575,117	—	1,575,117
Commercial Mortgage-Backed Securities	—	1,943,693	—	1,943,693
Collateralized Mortgage Obligations	—	1,676,355	—	1,676,355
Government & Agency Obligations	—	15,794,872	289,710	16,084,582
Loan Participations and Assignments	—	2,749,003	—	2,749,003
Preferred Securities	—	572,461	—	572,461
Common Stocks	16,233	—	1,858	18,091
Warrants	—	—	5	5
Other Investments	—	—	4,000	4,000
Short-Term Investments	6,203,519	98,917	—	6,302,436
Derivatives (k)	—	157,608	225	157,833
Total	$6,219,752	$70,765,556	$1,742,185	$78,727,493

Liabilities
Derivatives (k)	$(91,747)	$(794,646)	$(52,536)	$(938,929)
Total	$(91,747)	$(794,646)	$(52,536)	$(938,929)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Asset-Backed	Government & Agency Obligations	Loan Participations and Assignments	Common Stocks	Warrants
Balance as of December 31, 2009	$1,399,392		$600,572	$—	$72,237	$1,749	$625
Total realized gain (loss)	—		57,024	—	3,736	—	—
Change in unrealized appreciation (depreciation)	56,778		(25,710)	(290)	7,898	(12)	(620)
Amortization premium/discount	11,874		—	—	407	—	—
Net purchases (sales)	—		(631,886)	290,000	(84,278)	121	—
Transfers into Level 3	963	(l)	—	—	—	—	—
Transfers (out) of Level 3	(22,620	)(m)	—	—	—	—	—
Balance as of September 30, 2010	$1,446,387		$—	$289,710	$—	$1,858	$5
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2010	$56,778		$—	$(290)	$—	$(12)	$5

	Convertible Preferred Stocks	Call Options Purchased	Other Investments	Total	Written Options
Balance as of December 31, 2009	$0	$—	$—	$2,074,575	$—
Total realized gain (loss)	(4,191)	—	—	56,569	—
Change in unrealized appreciation (depreciation)	4,191	(54,235)	0	(12,000)	(21,796)
Amortization premium/discount	—	—	—	12,281	—
Net purchases (sales)	0	54,460	4,000	(367,583)	(30,740)
Transfers into Level 3	—	—	—	963	—
Transfers (out) of Level 3		—	—	(22,620)	—
Balance as of September 30, 2010	$—	$225	$4,000	$1,742,185	$(52,536)
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2010	$—	$(54,235)	$0	$2,246	$(21,796)

Transfers between price levels are recognized at the beginning of the reporting period.
(l)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(m)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$(12,522)	$—	$—
Equity Contracts	$(553)	$—	$—	$—
Foreign Exchange Contracts	$—	$—	$(278,213)	$—
Interest Rate Contracts	$(91,194)	$(346,303)	$—	$(76,031)

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Strategic Value VIP

	Shares	Value ($)
Common Stocks 98.4%
Consumer Discretionary 6.6%
Auto Components 0.3%
Goodyear Tire & Rubber Co.*	82,796	890,057
Hotels Restaurants & Leisure 1.8%
McDonald's Corp.	60,926	4,539,596
Leisure Equipment & Products 0.6%
Mattel, Inc. (a)	61,917	1,452,573
Media 1.6%
Time Warner, Inc.	129,321	3,963,688
Multiline Retail 1.3%
Big Lots, Inc.* (a)	36,289	1,206,609
Target Corp. (a)	39,110	2,090,039

		3,296,648
Textiles, Apparel & Luxury Goods 1.0%
VF Corp. (a)	32,989	2,672,769
Consumer Staples 10.2%
Beverages 3.0%
PepsiCo, Inc.	114,738	7,623,193
Food & Staples Retailing 1.9%
CVS Caremark Corp.	85,080	2,677,468
Safeway, Inc. (a)	105,456	2,231,449

		4,908,917
Food Products 1.0%
General Mills, Inc.	68,512	2,503,428
Tobacco 4.3%
Altria Group, Inc.	286,630	6,884,852
Philip Morris International, Inc.	71,037	3,979,493

		10,864,345
Energy 16.6%
Energy Equipment & Services 3.4%
Ensco PLC (ADR) (a)	71,074	3,179,140
National-Oilwell Varco, Inc.	53,365	2,373,142
Transocean Ltd.*	49,384	3,174,897

		8,727,179
Oil, Gas & Consumable Fuels 13.2%
Apache Corp. (a)	57,464	5,617,681
Chevron Corp.	64,123	5,197,169
ConocoPhillips	157,655	9,054,127
ExxonMobil Corp.	43,021	2,658,267
Hess Corp.	78,847	4,661,435
Marathon Oil Corp.	127,799	4,230,147
Nexen, Inc.	95,000	1,909,500

		33,328,326
Financials 11.5%
Capital Markets 1.2%
The Goldman Sachs Group, Inc.	20,744	2,999,168
Commercial Banks 1.2%
Wells Fargo & Co.	121,688	3,058,019
Consumer Finance 0.6%
Capital One Financial Corp. (a)	36,175	1,430,721
Diversified Financial Services 6.4%
Bank of America Corp.	379,342	4,973,174
Citigroup, Inc.*	966,994	3,771,276
JPMorgan Chase & Co.	193,729	7,375,263

		16,119,713
Insurance 2.0%
Hartford Financial Services Group, Inc. (a)	88,332	2,027,220
Lincoln National Corp.	130,684	3,125,961

		5,153,181
Thrifts & Mortgage Finance 0.1%
Washington Mutual, Inc.*	1,394,944	266,434
Health Care 13.4%
Biotechnology 0.9%
Amgen, Inc.*	42,280	2,330,051
Health Care Providers & Services 4.7%
Aetna, Inc.	96,995	3,066,012
Medco Health Solutions, Inc.*	54,986	2,862,571
UnitedHealth Group, Inc.	81,837	2,873,297
WellPoint, Inc.*	56,898	3,222,703

		12,024,583
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.*	50,557	2,420,669
Pharmaceuticals 6.8%
Abbott Laboratories	73,070	3,817,177
Merck & Co., Inc.	111,806	4,115,579
Mylan, Inc.* (a)	170,336	3,204,020
Novartis AG (ADR) (a)	47,254	2,725,138
Pfizer, Inc.	200,136	3,436,335

		17,298,249
Industrials 11.7%
Aerospace & Defense 7.6%
Boeing Co.	60,245	4,008,702
General Dynamics Corp.	20,916	1,313,734
Honeywell International, Inc.	121,510	5,339,149
ITT Corp. (a)	43,113	2,018,982
United Technologies Corp.	93,215	6,639,705

		19,320,272
Construction & Engineering 0.9%
URS Corp.*	56,672	2,152,403
Industrial Conglomerates 2.2%
General Electric Co.	191,244	3,107,715
Tyco International Ltd. (a)	64,807	2,380,361

		5,488,076
Machinery 1.0%
Deere & Co. (a)	37,593	2,623,239
Information Technology 15.5%
Communications Equipment 1.1%
QUALCOMM, Inc.	28,409	1,281,814
Research In Motion Ltd.* (a)	30,000	1,460,700

		2,742,514
Computers & Peripherals 3.2%
Hewlett-Packard Co.	192,713	8,107,436
IT Services 3.8%
Accenture PLC "A"	100,485	4,269,608
International Business Machines Corp.	40,068	5,374,721

		9,644,329
Office Electronics 1.5%
Xerox Corp.	365,794	3,785,968
Semiconductors & Semiconductor Equipment 0.5%
Intel Corp.	70,471	1,355,157
Software 5.4%
BMC Software, Inc.*	64,152	2,596,873
CA, Inc.	85,593	1,807,724
Microsoft Corp.	379,921	9,304,266

		13,708,863
Materials 1.8%
Chemicals 0.7%
Air Products & Chemicals, Inc. (a)	20,000	1,656,400
Metals & Mining 1.1%
Agnico-Eagle Mines Ltd. (a)	21,205	1,506,191
Kinross Gold Corp. (a)	70,000	1,315,300

		2,821,491
Telecommunication Services 6.9%
Diversified Telecommunication Services 5.2%
AT&T, Inc.	143,441	4,102,413
CenturyLink, Inc. (a)	86,210	3,401,847
Frontier Communications Corp. (a)	33,285	271,938
Verizon Communications, Inc. (a)	164,870	5,373,113

		13,149,311
Wireless Telecommunication Services 1.7%
Vodafone Group PLC (ADR) (a)	172,599	4,282,181
Utilities 4.2%
Electric Utilities 1.7%
FirstEnergy Corp. (a)	42,655	1,643,924
NextEra Energy, Inc. (a)	50,180	2,729,290

		4,373,214
Multi-Utilities 2.5%
Dominion Resources, Inc. (a)	28,014	1,223,091
PG&E Corp.	57,477	2,610,606
Sempra Energy (a)	46,514	2,502,453

		6,336,150

Total Common Stocks (Cost $226,877,610)		249,418,511
Securities Lending Collateral 20.3%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $51,438,660)	51,438,660	51,438,660
Cash Equivalents 2.5%
Central Cash Management Fund, 0.21% (b) (Cost $6,534,529)	6,534,529	6,534,529

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $284,850,799) †	121.2	307,391,700
Other Assets and Liabilities, Net (a)	(21.2)	(53,862,438)

Net Assets	100.0	253,529,262

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $288,017,884. At September 30, 2010, net unrealized appreciation  for all securities based on tax cost was $19,373,816. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,833,288 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,459,472.

(a)
All or a portion of these securities were on loan amounting to $49,923,879. In addition, included in other assets and liabilities, net is a pending sale, amounting to $191,453. The value of all securities loaned at September 30, 2010 amounted to $50,115,332 which is 19.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$249,418,511	$—	$—	$249,418,511
Short-Term Investments(d)	57,973,189	—	—	57,973,189
Total	$307,391,700	$—	$—	$307,391,700

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Technology VIP

	Shares	Value ($)
Common Stocks 99.5%
Consumer Discretionary 3.0%
Hotels Restaurants & Leisure 0.3%
Ctrip.com International Ltd. (ADR)*	4,730	225,857
Internet & Catalog Retail 2.7%
Amazon.com, Inc.* (a)	7,480	1,174,809
Priceline.com, Inc.*	1,970	686,230

		1,861,039
Information Technology 96.5%
Communications Equipment 18.2%
Acme Packet, Inc.*	7,613	288,837
Aviat Networks, Inc.*	2,493	10,196
Cisco Systems, Inc.*	186,170	4,077,123
Comverse Technology, Inc.*	126,644	852,314
F5 Networks, Inc.*	8,960	930,138
Juniper Networks, Inc.*	30,190	916,266
Motorola, Inc.*	60,130	512,909
Polycom, Inc.* (a)	24,120	657,994
QUALCOMM, Inc. (a)	79,016	3,565,202
Research In Motion Ltd.* (a)	10,390	505,889
Sonus Networks, Inc.*	116,520	411,316

		12,728,184
Computers & Peripherals 24.0%
Apple, Inc.*	29,750	8,441,563
EMC Corp.* (a)	56,787	1,153,344
Gemalto NV	7,800	320,422
Hewlett-Packard Co.	91,960	3,868,757
Isilon Systems, Inc.* (a)	79,148	1,763,417
QLogic Corp.*	18,700	329,868
SanDisk Corp.* (a)	17,510	641,742
Xyratex Ltd.* (a)	19,798	293,802

		16,812,915
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	39,760	726,813
Internet Software & Services 13.8%
Akamai Technologies, Inc.*	6,800	341,224
Digital River, Inc.* (a)	16,830	572,893
eBay, Inc.* (a)	18,080	441,152
Equinix, Inc.* (a)	5,240	536,314
Google, Inc. "A"*	9,570	5,031,810
LogMeIn, Inc.* (a)	24,623	885,936
Open Text Corp.* (a)	6,990	328,810
QuinStreet, Inc.* (a)	28,248	424,567
Tencent Holdings Ltd.	18,310	398,167
VistaPrint NV* (a)	3,060	118,269
Yahoo!, Inc.* (a)	41,610	589,614

		9,668,756
IT Services 7.3%
Accenture PLC "A"	9,940	422,351
Amdocs Ltd.*	5,550	159,063
Cognizant Technology Solutions Corp. "A"*	25,720	1,658,168
Fiserv, Inc.* (a)	10,530	566,725
International Business Machines Corp.	12,900	1,730,406
MasterCard, Inc. "A" (a)	970	217,280
Visa, Inc. "A" (a)	4,670	346,794

		5,100,787
Semiconductors & Semiconductor Equipment 14.3%
Aixtron AG (a)	10,800	321,868
Altera Corp. (a)	11,810	356,190
Applied Materials, Inc.	24,310	283,941
ASML Holding NV (NY Registered Shares) (a)	14,370	427,220
Avago Technologies Ltd.*	17,349	390,526
Broadcom Corp. "A"	21,020	743,898
Cavium Networks, Inc.*	7,100	204,196
Integrated Device Technology, Inc.*	75,580	442,143
Intel Corp.	154,889	2,978,515
KLA-Tencor Corp. (a)	12,900	454,467
MaxLinear, Inc. "A"* (a)	22,590	253,460
Microchip Technology, Inc. (a)	8,370	263,236
Microsemi Corp.*	14,470	248,160
Netlogic Microsystems, Inc.*	11,520	317,722
Novellus Systems, Inc.* (a)	17,130	455,315
NXP Semiconductors NV*	10,350	128,237
Texas Instruments, Inc. (a)	50,550	1,371,927
Xilinx, Inc. (a)	13,190	350,986

		9,992,007
Software 17.9%
Activision Blizzard, Inc.	36,680	396,878
Adobe Systems, Inc.* (a)	21,260	555,949
ANSYS, Inc.*	5,220	220,545
ArcSight, Inc.*	4,512	196,543
Ariba, Inc.*	56,390	1,065,771
BMC Software, Inc.*	19,290	780,859
Check Point Software Technologies Ltd.* (a)	11,220	414,355
Citrix Systems, Inc.*	4,830	329,599
Informatica Corp.* (a)	21,060	808,915
McAfee, Inc.*	1,970	93,102
Microsoft Corp.	153,600	3,761,664
Oracle Corp.	85,010	2,282,518
QLIK Technologies, Inc.*	3,243	71,508
RealD, Inc.* (a)	6,146	113,639
Rovi Corp.* (a)	3,190	160,808
Salesforce.com, Inc.*	1,580	176,644
Symantec Corp.*	18,800	285,196
Taleo Corp. "A"*	11,030	319,760
VanceInfo Technologies, Inc. (ADR)* (a)	13,830	447,262

		12,481,515

Total Common Stocks (Cost $43,103,671)		69,597,873
Securities Lending Collateral 25.9%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $18,106,732)	18,106,732	18,106,732

Cash Equivalents 0.7%
Central Cash Management Fund, 0.21% (b) (Cost $466,918)	466,918	466,918

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $61,677,321) †	126.1	88,171,523
Other Assets and Liabilities, Net	(26.1)	(18,266,159)

Net Assets	100.0	69,905,364

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $66,628,962.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $21,542,561.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,103,464 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,560,903.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $17,636,197 which is 25.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)
Consumer Discretionary	$2,086,896	$—	$—	$2,086,896
Information Technology	66,470,520	1,040,457	—	67,510,977
Short-Term Investments(d)	18,573,650	—	—	18,573,650
Total	$87,131,066	$1,040,457	$—	$88,171,523

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Turner Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 19.1%
Auto Components 1.3%
BorgWarner, Inc.*	12,660	666,169
Hotels Restaurants & Leisure 6.0%
P.F. Chang's China Bistro, Inc.	5,400	249,480
Starwood Hotels & Resorts Worldwide, Inc.	23,190	1,218,635
WMS Industries, Inc.*	16,775	638,624
Wynn Resorts Ltd.	10,970	951,867

		3,058,606
Media 2.5%
Focus Media Holding Ltd. (ADR)*	26,910	653,913
Interpublic Group of Companies, Inc.*	61,430	616,143

		1,270,056
Multiline Retail 2.7%
Dollar Tree, Inc.*	12,495	609,256
Nordstrom, Inc.	20,850	775,620

		1,384,876
Specialty Retail 4.7%
Abercrombie & Fitch Co. "A" (a)	18,400	723,488
Dick's Sporting Goods, Inc.*	9,300	260,772
Guess?, Inc.	18,850	765,875
Urban Outfitters, Inc.*	20,250	636,660

		2,386,795
Textiles, Apparel & Luxury Goods 1.9%
Coach, Inc.	23,230	997,961
Consumer Staples 5.4%
Beverages 0.5%
Hansen Natural Corp.*	6,020	280,652
Food & Staples Retailing 1.3%
Whole Foods Market, Inc.*	17,260	640,519
Food Products 3.6%
Green Mountain Coffee Roasters, Inc.*	18,010	561,732
Mead Johnson Nutrition Co.	14,080	801,293
The Hershey Co.	10,020	476,852

		1,839,877
Energy 5.3%
Energy Equipment & Services 0.8%
Cameron International Corp.*	10,120	434,755
Oil, Gas & Consumable Fuels 4.5%
Alpha Natural Resources, Inc.*	10,860	446,889
Cimarex Energy Co.	7,810	516,866
Concho Resources, Inc.*	9,200	608,764
QEP Resources, Inc.	10,170	306,524
Whiting Petroleum Corp.*	4,190	400,187

		2,279,230
Financials 8.3%
Capital Markets 2.5%
Invesco Ltd.	12,080	256,458
T. Rowe Price Group, Inc.	20,340	1,018,322

		1,274,780
Consumer Finance 0.7%
Discover Financial Services	22,100	368,628
Diversified Financial Services 2.3%
IntercontinentalExchange, Inc.*	7,130	746,654
MSCI, Inc. "A"*	12,530	416,121

		1,162,775
Real Estate Investment Trusts 1.4%
Digital Realty Trust, Inc. (REIT) (a)	11,550	712,635
Real Estate Management & Development 1.4%
CB Richard Ellis Group, Inc. "A"*	40,670	743,448
Health Care 12.6%
Biotechnology 4.3%
Alexion Pharmaceuticals, Inc.*	12,590	810,292
Human Genome Sciences, Inc.*	14,990	446,552
Onyx Pharmaceuticals, Inc.*	9,670	255,095
United Therapeutics Corp.*	12,050	674,921

		2,186,860
Health Care Equipment & Supplies 2.4%
Hospira, Inc.*	9,020	514,230
Intuitive Surgical, Inc.*	2,530	717,862

		1,232,092
Health Care Providers & Services 4.8%
AMERIGROUP Corp.*	6,460	274,356
AmerisourceBergen Corp.	24,650	755,769
DaVita, Inc.*	4,170	287,855
Emergency Medical Services Corp. "A"*	920	48,990
Henry Schein, Inc.*	7,490	438,764
Universal Health Services, Inc. "B"	17,110	664,895

		2,470,629
Health Care Technology 0.5%
Cerner Corp.*	3,140	263,729
Pharmaceuticals 0.6%
Valeant Pharmaceuticals International, Inc.	12,560	314,628
Industrials 10.2%
Aerospace & Defense 1.9%
Goodrich Corp.	13,350	984,295
Airlines 1.6%
Continental Airlines, Inc. "B"*	32,320	802,829
Machinery 4.3%
Cummins, Inc.	10,330	935,691
Joy Global, Inc.	11,890	836,105
Parker Hannifin Corp.	5,810	407,049

		2,178,845
Road & Rail 1.0%
Canadian Pacific Railway Ltd.	8,410	512,421
Trading Companies & Distributors 1.4%
Fastenal Co. (a)	13,390	712,214
Information Technology 26.8%
Communications Equipment 4.5%
Acme Packet, Inc.*	10,800	409,752
Aruba Networks, Inc.*	22,410	478,229
F5 Networks, Inc.*	13,440	1,395,207

		2,283,188
Computers & Peripherals 3.0%
NetApp, Inc.*	18,210	906,676
SanDisk Corp.*	16,930	620,484

		1,527,160
Internet Software & Services 4.0%
Akamai Technologies, Inc.*	9,980	500,796
GSI Commerce, Inc.*	21,360	527,592
LogMeIn, Inc.*	9,350	336,413
MercadoLibre, Inc.* (a)	4,270	308,209
VeriSign, Inc.*	12,300	390,402

		2,063,412
IT Services 0.7%
Fidelity National Information Services, Inc.	12,660	343,466
Semiconductors & Semiconductor Equipment 10.8%
ASML Holding NV (NY Registered Shares) (a)	24,590	731,061
Atheros Communications*	14,440	380,494
Broadcom Corp. "A"	17,150	606,939
Cypress Semiconductor Corp.*	50,140	630,761
First Solar, Inc.* (a)	2,320	341,852
Lam Research Corp.*	21,430	896,845
Micron Technology, Inc.*	69,280	499,509
Netlogic Microsystems, Inc.*	22,230	613,103
Varian Semiconductor Equipment Associates, Inc.*	28,540	821,381

		5,521,945
Software 3.8%
Citrix Systems, Inc.*	8,200	559,568
Salesforce.com, Inc.*	8,590	960,362
SuccessFactors, Inc.*	17,290	434,152

		1,954,082
Materials 7.5%
Chemicals 3.2%
CF Industries Holdings, Inc.	5,740	548,170
Ecolab, Inc.	12,000	608,880
Valspar Corp.	14,320	456,092

		1,613,142
Metals & Mining 4.3%
Cliffs Natural Resources, Inc. (a)	8,340	533,093
Silver Wheaton Corp.*	14,350	382,427
United States Steel Corp. (a)	13,690	600,170
Walter Energy, Inc.	8,580	697,468

		2,213,158
Telecommunication Services 2.1%
Wireless Telecommunication Services
Crown Castle International Corp.*	24,460	1,079,909
Utilities 0.7%
Gas Utilities
Questar Corp.	21,780	381,803

Total Common Stocks (Cost $35,669,372)		50,141,569
Securities Lending Collateral 7.3%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $3,748,615)	3,748,615	3,748,615
Cash Equivalents 0.9%
Central Cash Management Fund, 0.21% (b) (Cost $441,077)	441,077	441,077

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $39,859,064) †	106.2	54,331,261
Other Assets and Liabilities, Net	(6.2)	(3,190,363)

Net Assets	100.0	51,140,898

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $40,805,718.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $13,525,543.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,681,254 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,155,711.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $3,635,594 which is 7.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$50,141,569	$—	$—	$50,141,569
Short-Term Investments(d)	4,189,692	—	—	4,189,692
Total	$54,331,261	$—	$—	$54,331,261

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010

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